Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	STATE STREET INSTITUTIONAL INVESTMENT TRUST
Entity Central Index Key	0001107414
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000136668
Shareholder Report [Line Items]
Fund Name	State Street Aggregate Bond Index Fund
Class Name	Class A
Trading Symbol	SSFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Aggregate Bond Index Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.43%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The primary factors that affected the markets also influenced the Fund’s performance. Investors entered 2025 cautiously, as inflation concerns and policy uncertainty lingered from the prior year. During 2025, they digested tariff announcements, fiscal policy debates, and a record-breaking government shutdown, which distorted economic data. However, persistent weakness in labor market conditions eventually persuaded the U.S. Federal Reserve to deliver three rate cuts totaling 75 bps. Treasuries across the curve were volatile but tilted lower over the year, particularly the 10-year Treasury yield which declined by 40 bps. Corporate spreads remained tight due to improved corporate sentiment, supported by investor confidence that recession risk had receded and an overall emphasis on growth.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSFCX with load	Bloomberg U.S. Aggregate Bond Index
12/31/15	$9,625	$10,000
01/31/16	$9,753	$10,138
02/29/16	$9,823	$10,210
03/31/16	$9,906	$10,303
04/30/16	$9,945	$10,343
05/31/16	$9,940	$10,345
06/30/16	$10,118	$10,531
07/31/16	$10,165	$10,598
08/31/16	$10,153	$10,586
09/30/16	$10,139	$10,580
10/31/16	$10,054	$10,499
11/30/16	$9,810	$10,250
12/31/16	$9,809	$10,265
01/31/17	$9,819	$10,285
02/28/17	$9,893	$10,354
03/31/17	$9,877	$10,349
04/30/17	$9,954	$10,428
05/31/17	$10,020	$10,509
06/30/17	$10,009	$10,498
07/31/17	$10,038	$10,543
08/31/17	$10,129	$10,638
09/30/17	$10,077	$10,587
10/31/17	$10,072	$10,593
11/30/17	$10,061	$10,580
12/31/17	$10,097	$10,628
01/31/18	$9,973	$10,506
02/28/18	$9,880	$10,406
03/31/18	$9,929	$10,473
04/30/18	$9,856	$10,395
05/31/18	$9,918	$10,469
06/30/18	$9,907	$10,456
07/31/18	$9,916	$10,459
08/31/18	$9,969	$10,526
09/30/18	$9,906	$10,458
10/31/18	$9,821	$10,376
11/30/18	$9,876	$10,438
12/31/18	$10,058	$10,630
01/31/19	$10,173	$10,742
02/28/19	$10,158	$10,736
03/31/19	$10,354	$10,942
04/30/19	$10,349	$10,945
05/31/19	$10,535	$11,139
06/30/19	$10,664	$11,279
07/31/19	$10,683	$11,304
08/31/19	$10,950	$11,597
09/30/19	$10,887	$11,535
10/31/19	$10,920	$11,570
11/30/19	$10,898	$11,564
12/31/19	$10,889	$11,556
01/31/20	$11,094	$11,778
02/29/20	$11,288	$11,990
03/31/20	$11,222	$11,920
04/30/20	$11,437	$12,132
05/31/20	$11,492	$12,188
06/30/20	$11,563	$12,265
07/31/20	$11,730	$12,448
08/31/20	$11,631	$12,348
09/30/20	$11,619	$12,341
10/31/20	$11,562	$12,286
11/30/20	$11,669	$12,406
12/31/20	$11,678	$12,424
01/31/21	$11,585	$12,334
02/28/21	$11,408	$12,156
03/31/21	$11,256	$12,005
04/30/21	$11,340	$12,099
05/31/21	$11,372	$12,139
06/30/21	$11,445	$12,224
07/31/21	$11,569	$12,361
08/31/21	$11,541	$12,337
09/30/21	$11,435	$12,231
10/31/21	$11,425	$12,227
11/30/21	$11,454	$12,263
12/31/21	$11,420	$12,232
01/31/22	$11,167	$11,968
02/28/22	$11,037	$11,835
03/31/22	$10,725	$11,506
04/30/22	$10,308	$11,069
05/31/22	$10,382	$11,141
06/30/22	$10,220	$10,966
07/31/22	$10,471	$11,234
08/31/22	$10,167	$10,917
09/30/22	$9,719	$10,445
10/31/22	$9,588	$10,310
11/30/22	$9,939	$10,689
12/31/22	$9,870	$10,641
01/31/23	$10,185	$10,968
02/28/23	$9,917	$10,684
03/31/23	$10,169	$10,956
04/30/23	$10,226	$11,022
05/31/23	$10,110	$10,902
06/30/23	$10,072	$10,863
07/31/23	$10,062	$10,856
08/31/23	$9,992	$10,786
09/30/23	$9,736	$10,512
10/31/23	$9,579	$10,346
11/30/23	$10,006	$10,815
12/31/23	$10,377	$11,229
01/31/24	$10,352	$11,198
02/29/24	$10,202	$11,040
03/31/24	$10,285	$11,142
04/30/24	$10,027	$10,860
05/31/24	$10,194	$11,044
06/30/24	$10,289	$11,149
07/31/24	$10,527	$11,409
08/31/24	$10,676	$11,573
09/30/24	$10,817	$11,728
10/31/24	$10,546	$11,437
11/30/24	$10,663	$11,558
12/31/24	$10,481	$11,369
01/31/25	$10,532	$11,430
02/28/25	$10,761	$11,681
03/31/25	$10,758	$11,685
04/30/25	$10,797	$11,731
05/31/25	$10,719	$11,647
06/30/25	$10,879	$11,826
07/31/25	$10,847	$11,795
08/31/25	$10,971	$11,936
09/30/25	$11,088	$12,067
10/31/25	$11,152	$12,142
11/30/25	$11,218	$12,217
12/31/25	$11,185	$12,199

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSFCX	6.72%	(0.86%)	1.51%
SSFCX (Adjusted for the 3.75% Maximum Sales Charge)	2.72%	(1.61%)	1.13%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 2,981,300,464
Holdings Count | Holding	6,450
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$2,981,300,464
  Number of Portfolio Holdings6,450
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Security Types

Assets	%
U.S. Treasury Obligations	45.5%
U.S. Government Agency Obligations	25.3%
Corporate Bonds & Notes	23.7%
Short-Term Investments	4.7%
Foreign Government Obligations	3.1%
Mortgage-Backed Securities	0.4%
Asset-Backed Securities	0.4%
Municipal Bonds & Notes	0.3%
Commercial Mortgage Backed Securities	0.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 4.25%, due 08/15/35	0.5%
U.S. Treasury Bonds, 5.00%, due 05/15/45	0.4%
U.S. Treasury Notes, 3.75%, due 06/30/27	0.4%
U.S. Treasury Bonds, 4.75%, due 05/15/55	0.4%
U.S. Treasury Notes, 3.88%, due 08/15/34	0.4%
U.S. Treasury Notes, 4.63%, due 02/15/35	0.4%
U.S. Treasury Notes, 4.00%, due 02/15/34	0.4%
U.S. Treasury Notes, 4.25%, due 05/15/35	0.4%
Federal Home Loan Mortgage Corp., 2.50%, due 04/01/52	0.4%
U.S. Treasury Notes, 0.63%, due 08/15/30	0.4%

Material Fund Change [Text Block]
C000136670
Shareholder Report [Line Items]
Fund Name	State Street Aggregate Bond Index Fund
Class Name	Class I
Trading Symbol	SSFDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Aggregate Bond Index Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$1	0.01%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The primary factors that affected the markets also influenced the Fund’s performance. Investors entered 2025 cautiously, as inflation concerns and policy uncertainty lingered from the prior year. During 2025, they digested tariff announcements, fiscal policy debates, and a record-breaking government shutdown, which distorted economic data. However, persistent weakness in labor market conditions eventually persuaded the U.S. Federal Reserve to deliver three rate cuts totaling 75 bps. Treasuries across the curve were volatile but tilted lower over the year, particularly the 10-year Treasury yield which declined by 40 bps. Corporate spreads remained tight due to improved corporate sentiment, supported by investor confidence that recession risk had receded and an overall emphasis on growth.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSFDX	Bloomberg U.S. Aggregate Bond Index
12/31/15	$10,000	$10,000
01/31/16	$10,144	$10,138
02/29/16	$10,219	$10,210
03/31/16	$10,307	$10,303
04/30/16	$10,349	$10,343
05/31/16	$10,347	$10,345
06/30/16	$10,534	$10,531
07/31/16	$10,585	$10,598
08/31/16	$10,575	$10,586
09/30/16	$10,562	$10,580
10/31/16	$10,476	$10,499
11/30/16	$10,225	$10,250
12/31/16	$10,237	$10,265
01/31/17	$10,258	$10,285
02/28/17	$10,327	$10,354
03/31/17	$10,313	$10,349
04/30/17	$10,395	$10,428
05/31/17	$10,466	$10,509
06/30/17	$10,457	$10,498
07/31/17	$10,500	$10,543
08/31/17	$10,597	$10,638
09/30/17	$10,545	$10,587
10/31/17	$10,542	$10,593
11/30/17	$10,533	$10,580
12/31/17	$10,574	$10,628
01/31/18	$10,445	$10,506
02/28/18	$10,339	$10,406
03/31/18	$10,404	$10,473
04/30/18	$10,329	$10,395
05/31/18	$10,396	$10,469
06/30/18	$10,387	$10,456
07/31/18	$10,389	$10,459
08/31/18	$10,457	$10,526
09/30/18	$10,394	$10,458
10/31/18	$10,308	$10,376
11/30/18	$10,367	$10,438
12/31/18	$10,553	$10,630
01/31/19	$10,675	$10,742
02/28/19	$10,667	$10,736
03/31/19	$10,872	$10,942
04/30/19	$10,875	$10,945
05/31/19	$11,069	$11,139
06/30/19	$11,208	$11,279
07/31/19	$11,230	$11,304
08/31/19	$11,514	$11,597
09/30/19	$11,450	$11,535
10/31/19	$11,488	$11,570
11/30/19	$11,468	$11,564
12/31/19	$11,455	$11,556
01/31/20	$11,683	$11,778
02/29/20	$11,879	$11,990
03/31/20	$11,812	$11,920
04/30/20	$12,046	$12,132
05/31/20	$12,107	$12,188
06/30/20	$12,185	$12,265
07/31/20	$12,365	$12,448
08/31/20	$12,262	$12,348
09/30/20	$12,252	$12,341
10/31/20	$12,195	$12,286
11/30/20	$12,309	$12,406
12/31/20	$12,323	$12,424
01/31/21	$12,227	$12,334
02/28/21	$12,042	$12,156
03/31/21	$11,884	$12,005
04/30/21	$11,975	$12,099
05/31/21	$12,011	$12,139
06/30/21	$12,092	$12,224
07/31/21	$12,225	$12,361
08/31/21	$12,198	$12,337
09/30/21	$12,087	$12,231
10/31/21	$12,080	$12,227
11/30/21	$12,113	$12,263
12/31/21	$12,079	$12,232
01/31/22	$11,815	$11,968
02/28/22	$11,680	$11,835
03/31/22	$11,351	$11,506
04/30/22	$10,912	$11,069
05/31/22	$10,993	$11,141
06/30/22	$10,823	$10,966
07/31/22	$11,092	$11,234
08/31/22	$10,771	$10,917
09/30/22	$10,300	$10,445
10/31/22	$10,164	$10,310
11/30/22	$10,538	$10,689
12/31/22	$10,465	$10,641
01/31/23	$10,804	$10,968
02/28/23	$10,521	$10,684
03/31/23	$10,791	$10,956
04/30/23	$10,853	$11,022
05/31/23	$10,733	$10,902
06/30/23	$10,693	$10,863
07/31/23	$10,686	$10,856
08/31/23	$10,614	$10,786
09/30/23	$10,344	$10,512
10/31/23	$10,178	$10,346
11/30/23	$10,636	$10,815
12/31/23	$11,030	$11,229
01/31/24	$11,006	$11,198
02/29/24	$10,849	$11,040
03/31/24	$10,941	$11,142
04/30/24	$10,668	$10,860
05/31/24	$10,849	$11,044
06/30/24	$10,952	$11,149
07/31/24	$11,208	$11,409
08/31/24	$11,368	$11,573
09/30/24	$11,521	$11,728
10/31/24	$11,236	$11,437
11/30/24	$11,361	$11,558
12/31/24	$11,180	$11,369
01/31/25	$11,235	$11,430
02/28/25	$11,482	$11,681
03/31/25	$11,486	$11,685
04/30/25	$11,531	$11,731
05/31/25	$11,450	$11,647
06/30/25	$11,626	$11,826
07/31/25	$11,595	$11,795
08/31/25	$11,733	$11,936
09/30/25	$11,862	$12,067
10/31/25	$11,935	$12,142
11/30/25	$12,010	$12,217
12/31/25	$11,979	$12,199

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSFDX	7.15%	(0.56%)	1.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 2,981,300,464
Holdings Count | Holding	6,450
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$2,981,300,464
  Number of Portfolio Holdings6,450
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Security Types

Assets	%
U.S. Treasury Obligations	45.5%
U.S. Government Agency Obligations	25.3%
Corporate Bonds & Notes	23.7%
Short-Term Investments	4.7%
Foreign Government Obligations	3.1%
Mortgage-Backed Securities	0.4%
Asset-Backed Securities	0.4%
Municipal Bonds & Notes	0.3%
Commercial Mortgage Backed Securities	0.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 4.25%, due 08/15/35	0.5%
U.S. Treasury Bonds, 5.00%, due 05/15/45	0.4%
U.S. Treasury Notes, 3.75%, due 06/30/27	0.4%
U.S. Treasury Bonds, 4.75%, due 05/15/55	0.4%
U.S. Treasury Notes, 3.88%, due 08/15/34	0.4%
U.S. Treasury Notes, 4.63%, due 02/15/35	0.4%
U.S. Treasury Notes, 4.00%, due 02/15/34	0.4%
U.S. Treasury Notes, 4.25%, due 05/15/35	0.4%
Federal Home Loan Mortgage Corp., 2.50%, due 04/01/52	0.4%
U.S. Treasury Notes, 0.63%, due 08/15/30	0.4%

Material Fund Change [Text Block]
C000136669
Shareholder Report [Line Items]
Fund Name	State Street Aggregate Bond Index Fund
Class Name	Class K
Trading Symbol	SSFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Aggregate Bond Index Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$0	0.00%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The primary factors that affected the markets also influenced the Fund’s performance. Investors entered 2025 cautiously, as inflation concerns and policy uncertainty lingered from the prior year. During 2025, they digested tariff announcements, fiscal policy debates, and a record-breaking government shutdown, which distorted economic data. However, persistent weakness in labor market conditions eventually persuaded the U.S. Federal Reserve to deliver three rate cuts totaling 75 bps. Treasuries across the curve were volatile but tilted lower over the year, particularly the 10-year Treasury yield which declined by 40 bps. Corporate spreads remained tight due to improved corporate sentiment, supported by investor confidence that recession risk had receded and an overall emphasis on growth.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSFEX	Bloomberg U.S. Aggregate Bond Index
12/31/15	$10,000	$10,000
01/31/16	$10,133	$10,138
02/29/16	$10,208	$10,210
03/31/16	$10,307	$10,303
04/30/16	$10,339	$10,343
05/31/16	$10,347	$10,345
06/30/16	$10,524	$10,531
07/31/16	$10,575	$10,598
08/31/16	$10,565	$10,586
09/30/16	$10,552	$10,580
10/31/16	$10,466	$10,499
11/30/16	$10,225	$10,250
12/31/16	$10,227	$10,265
01/31/17	$10,248	$10,285
02/28/17	$10,317	$10,354
03/31/17	$10,302	$10,349
04/30/17	$10,385	$10,428
05/31/17	$10,456	$10,509
06/30/17	$10,447	$10,498
07/31/17	$10,489	$10,543
08/31/17	$10,586	$10,638
09/30/17	$10,534	$10,587
10/31/17	$10,531	$10,593
11/30/17	$10,523	$10,580
12/31/17	$10,564	$10,628
01/31/18	$10,446	$10,506
02/28/18	$10,339	$10,406
03/31/18	$10,404	$10,473
04/30/18	$10,319	$10,395
05/31/18	$10,396	$10,469
06/30/18	$10,387	$10,456
07/31/18	$10,389	$10,459
08/31/18	$10,457	$10,526
09/30/18	$10,383	$10,458
10/31/18	$10,297	$10,376
11/30/18	$10,357	$10,438
12/31/18	$10,554	$10,630
01/31/19	$10,675	$10,742
02/28/19	$10,668	$10,736
03/31/19	$10,861	$10,942
04/30/19	$10,864	$10,945
05/31/19	$11,058	$11,139
06/30/19	$11,197	$11,279
07/31/19	$11,220	$11,304
08/31/19	$11,514	$11,597
09/30/19	$11,451	$11,535
10/31/19	$11,489	$11,570
11/30/19	$11,470	$11,564
12/31/19	$11,459	$11,556
01/31/20	$11,686	$11,778
02/29/20	$11,896	$11,990
03/31/20	$11,832	$11,920
04/30/20	$12,059	$12,132
05/31/20	$12,121	$12,188
06/30/20	$12,200	$12,265
07/31/20	$12,383	$12,448
08/31/20	$12,283	$12,348
09/30/20	$12,275	$12,341
10/31/20	$12,219	$12,286
11/30/20	$12,335	$12,406
12/31/20	$12,351	$12,424
01/31/21	$12,257	$12,334
02/28/21	$12,074	$12,156
03/31/21	$11,918	$12,005
04/30/21	$12,011	$12,099
05/31/21	$12,049	$12,139
06/30/21	$12,132	$12,224
07/31/21	$12,268	$12,361
08/31/21	$12,243	$12,337
09/30/21	$12,135	$12,231
10/31/21	$12,128	$12,227
11/30/21	$12,163	$12,263
12/31/21	$12,132	$12,232
01/31/22	$11,868	$11,968
02/28/22	$11,734	$11,835
03/31/22	$11,406	$11,506
04/30/22	$10,967	$11,069
05/31/22	$11,050	$11,141
06/30/22	$10,881	$10,966
07/31/22	$11,154	$11,234
08/31/22	$10,834	$10,917
09/30/22	$10,361	$10,445
10/31/22	$10,225	$10,310
11/30/22	$10,604	$10,689
12/31/22	$10,532	$10,641
01/31/23	$10,873	$10,968
02/28/23	$10,591	$10,684
03/31/23	$10,865	$10,956
04/30/23	$10,929	$11,022
05/31/23	$10,810	$10,902
06/30/23	$10,773	$10,863
07/31/23	$10,766	$10,856
08/31/23	$10,695	$10,786
09/30/23	$10,425	$10,512
10/31/23	$10,260	$10,346
11/30/23	$10,722	$10,815
12/31/23	$11,123	$11,229
01/31/24	$11,101	$11,198
02/29/24	$10,944	$11,040
03/31/24	$11,039	$11,142
04/30/24	$10,765	$10,860
05/31/24	$10,949	$11,044
06/30/24	$11,052	$11,149
07/31/24	$11,310	$11,409
08/31/24	$11,471	$11,573
09/30/24	$11,627	$11,728
10/31/24	$11,339	$11,437
11/30/24	$11,465	$11,558
12/31/24	$11,273	$11,369
01/31/25	$11,329	$11,430
02/28/25	$11,577	$11,681
03/31/25	$11,582	$11,685
04/30/25	$11,626	$11,731
05/31/25	$11,545	$11,647
06/30/25	$11,723	$11,826
07/31/25	$11,693	$11,795
08/31/25	$11,830	$11,936
09/30/25	$11,960	$12,067
10/31/25	$12,033	$12,142
11/30/25	$12,109	$12,217
12/31/25	$12,079	$12,199

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSFEX	7.15%	(0.44%)	1.91%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 2,981,300,464
Holdings Count | Holding	6,450
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$2,981,300,464
  Number of Portfolio Holdings6,450
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Security Types

Assets	%
U.S. Treasury Obligations	45.5%
U.S. Government Agency Obligations	25.3%
Corporate Bonds & Notes	23.7%
Short-Term Investments	4.7%
Foreign Government Obligations	3.1%
Mortgage-Backed Securities	0.4%
Asset-Backed Securities	0.4%
Municipal Bonds & Notes	0.3%
Commercial Mortgage Backed Securities	0.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 4.25%, due 08/15/35	0.5%
U.S. Treasury Bonds, 5.00%, due 05/15/45	0.4%
U.S. Treasury Notes, 3.75%, due 06/30/27	0.4%
U.S. Treasury Bonds, 4.75%, due 05/15/55	0.4%
U.S. Treasury Notes, 3.88%, due 08/15/34	0.4%
U.S. Treasury Notes, 4.63%, due 02/15/35	0.4%
U.S. Treasury Notes, 4.00%, due 02/15/34	0.4%
U.S. Treasury Notes, 4.25%, due 05/15/35	0.4%
Federal Home Loan Mortgage Corp., 2.50%, due 04/01/52	0.4%
U.S. Treasury Notes, 0.63%, due 08/15/30	0.4%

Material Fund Change [Text Block]
C000143852
Shareholder Report [Line Items]
Fund Name	State Street Aggregate Bond Index Portfolio
Trading Symbol	SSAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Aggregate Bond Index Portfolio (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/resources/master-portfolio-fund-documents. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/resources/master-portfolio-fund-documents
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Aggregate Bond Index Portfolio	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The primary factors that affected the markets also influenced the Fund’s performance. Investors entered 2025 cautiously, as inflation concerns and policy uncertainty lingered from the prior year. During 2025, they digested tariff announcements, fiscal policy debates, and a record-breaking government shutdown, which distorted economic data. However, persistent weakness in labor market conditions eventually persuaded the U.S. Federal Reserve to deliver three rate cuts totaling 75 bps. Treasuries across the curve were volatile but tilted lower over the year, particularly the 10-year Treasury yield which declined by 40 bps. Corporate spreads remained tight due to improved corporate sentiment, supported by investor confidence that recession risk had receded and an overall emphasis on growth.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSAFX	Bloomberg U.S. Aggregate Bond Index
12/31/15	$10,000	$10,000
01/31/16	$10,136	$10,138
02/29/16	$10,213	$10,210
03/31/16	$10,306	$10,303
04/30/16	$10,345	$10,343
05/31/16	$10,347	$10,345
06/30/16	$10,531	$10,531
07/31/16	$10,583	$10,598
08/31/16	$10,571	$10,586
09/30/16	$10,559	$10,580
10/31/16	$10,477	$10,499
11/30/16	$10,228	$10,250
12/31/16	$10,239	$10,265
01/31/17	$10,256	$10,285
02/28/17	$10,325	$10,354
03/31/17	$10,313	$10,349
04/30/17	$10,395	$10,428
05/31/17	$10,470	$10,509
06/30/17	$10,460	$10,498
07/31/17	$10,504	$10,543
08/31/17	$10,600	$10,638
09/30/17	$10,546	$10,587
10/31/17	$10,549	$10,593
11/30/17	$10,540	$10,580
12/31/17	$10,585	$10,628
01/31/18	$10,458	$10,506
02/28/18	$10,354	$10,406
03/31/18	$10,419	$10,473
04/30/18	$10,335	$10,395
05/31/18	$10,412	$10,469
06/30/18	$10,405	$10,456
07/31/18	$10,407	$10,459
08/31/18	$10,475	$10,526
09/30/18	$10,403	$10,458
10/31/18	$10,319	$10,376
11/30/18	$10,378	$10,438
12/31/18	$10,573	$10,630
01/31/19	$10,692	$10,742
02/28/19	$10,686	$10,736
03/31/19	$10,887	$10,942
04/30/19	$10,891	$10,945
05/31/19	$11,083	$11,139
06/30/19	$11,220	$11,279
07/31/19	$11,248	$11,304
08/31/19	$11,540	$11,597
09/30/19	$11,479	$11,535
10/31/19	$11,517	$11,570
11/30/19	$11,499	$11,564
12/31/19	$11,491	$11,556
01/31/20	$11,716	$11,778
02/29/20	$11,924	$11,990
03/31/20	$11,860	$11,920
04/30/20	$12,093	$12,132
05/31/20	$12,157	$12,188
06/30/20	$12,236	$12,265
07/31/20	$12,419	$12,448
08/31/20	$12,319	$12,348
09/30/20	$12,312	$12,341
10/31/20	$12,256	$12,286
11/30/20	$12,379	$12,406
12/31/20	$12,394	$12,424
01/31/21	$12,302	$12,334
02/28/21	$12,116	$12,156
03/31/21	$11,964	$12,005
04/30/21	$12,057	$12,099
05/31/21	$12,096	$12,139
06/30/21	$12,180	$12,224
07/31/21	$12,316	$12,361
08/31/21	$12,292	$12,337
09/30/21	$12,183	$12,231
10/31/21	$12,177	$12,227
11/30/21	$12,212	$12,263
12/31/21	$12,181	$12,232
01/31/22	$11,917	$11,968
02/28/22	$11,782	$11,835
03/31/22	$11,453	$11,506
04/30/22	$11,011	$11,069
05/31/22	$11,086	$11,141
06/30/22	$10,907	$10,966
07/31/22	$11,181	$11,234
08/31/22	$10,860	$10,917
09/30/22	$10,386	$10,445
10/31/22	$10,251	$10,310
11/30/22	$10,629	$10,689
12/31/22	$10,560	$10,641
01/31/23	$10,903	$10,968
02/28/23	$10,620	$10,684
03/31/23	$10,894	$10,956
04/30/23	$10,958	$11,022
05/31/23	$10,839	$10,902
06/30/23	$10,801	$10,863
07/31/23	$10,795	$10,856
08/31/23	$10,724	$10,786
09/30/23	$10,453	$10,512
10/31/23	$10,288	$10,346
11/30/23	$10,751	$10,815
12/31/23	$11,153	$11,229
01/31/24	$11,130	$11,198
02/29/24	$10,973	$11,040
03/31/24	$11,067	$11,142
04/30/24	$10,794	$10,860
05/31/24	$10,978	$11,044
06/30/24	$11,082	$11,149
07/31/24	$11,340	$11,409
08/31/24	$11,502	$11,573
09/30/24	$11,658	$11,728
10/31/24	$11,368	$11,437
11/30/24	$11,496	$11,558
12/31/24	$11,302	$11,369
01/31/25	$11,359	$11,430
02/28/25	$11,608	$11,681
03/31/25	$11,612	$11,685
04/30/25	$11,658	$11,731
05/31/25	$11,576	$11,647
06/30/25	$11,754	$11,826
07/31/25	$11,723	$11,795
08/31/25	$11,862	$11,936
09/30/25	$11,992	$12,067
10/31/25	$12,066	$12,142
11/30/25	$12,142	$12,217
12/31/25	$12,112	$12,199

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSAFX	7.17%	(0.46%)	1.93%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 5,875,808,804
Holdings Count | Holding	6,450
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$5,875,808,804 Number of Portfolio Holdings6,450 Portfolio Turnover Rate17% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Security Types

Assets	%
U.S. Treasury Obligations	45.5%
U.S. Government Agency Obligations	25.3%
Corporate Bonds & Notes	23.7%
Short-Term Investments	4.7%
Foreign Government Obligations	3.1%
Mortgage-Backed Securities	0.4%
Asset-Backed Securities	0.4%
Municipal Bonds & Notes	0.3%
Commercial Mortgage Backed Securities	0.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 4.25%, due 08/15/35	0.5%
U.S. Treasury Bonds, 5.00%, due 05/15/45	0.4%
U.S. Treasury Notes, 3.75%, due 06/30/27	0.4%
U.S. Treasury Bonds, 4.75%, due 05/15/55	0.4%
U.S. Treasury Notes, 3.88%, due 08/15/34	0.4%
U.S. Treasury Notes, 4.63%, due 02/15/35	0.4%
U.S. Treasury Notes, 4.00%, due 02/15/34	0.4%
U.S. Treasury Notes, 4.25%, due 05/15/35	0.4%
Federal Home Loan Mortgage Corp., 2.50%, due 04/01/52	0.4%
U.S. Treasury Notes, 0.63%, due 08/15/30	0.4%

Material Fund Change [Text Block]
C000246124
Shareholder Report [Line Items]
Fund Name	State Street Balanced Index Fund
Class Name	Class K
Trading Symbol	SSBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Balanced Index Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The drivers of the Fund’s absolute performance were its positions in the Dow Jones U.S. Total Stock Market Index and the Bloomberg U.S. Aggregate Bond Index, both posted positive returns for the year.

The main driver of the Fund’s absolute performance was its position in the Dow Jones U.S. Total Stock Market Index which returned 17.05% for the reporting period.

The Fund used equity futures in order to actively manage equity exposure and during the reporting period. The Fund’s use of these derivatives contributed to Fund liquidity versus utilizing cash instruments only.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSBIX	S&P 500 Index	State Street Balanced Composite Index
10/27/23	$10,000	$10,000	$10,000
10/31/23	$10,100	$10,187	$10,099
11/30/23	$10,850	$11,118	$10,853
12/31/23	$11,359	$11,623	$11,371
01/31/24	$11,430	$11,818	$11,433
02/29/24	$11,731	$12,449	$11,744
03/31/24	$12,002	$12,850	$12,021
04/30/24	$11,570	$12,325	$11,581
05/31/24	$11,982	$12,936	$11,988
06/30/24	$12,254	$13,400	$12,257
07/31/24	$12,495	$13,563	$12,507
08/31/24	$12,726	$13,892	$12,740
09/30/24	$12,907	$14,189	$12,965
10/31/24	$12,716	$14,060	$12,781
11/30/24	$13,279	$14,885	$13,349
12/31/24	$12,949	$14,531	$13,017
01/31/25	$13,211	$14,935	$13,284
02/28/25	$13,171	$14,740	$13,247
03/31/25	$12,716	$13,910	$12,782
04/30/25	$12,676	$13,816	$12,749
05/31/25	$13,131	$14,685	$13,200
06/30/25	$13,616	$15,432	$13,694
07/31/25	$13,788	$15,778	$13,867
08/31/25	$14,040	$16,098	$14,123
09/30/25	$14,394	$16,686	$14,480
10/31/25	$14,617	$17,076	$14,707
11/30/25	$14,677	$17,118	$14,757
12/31/25	$14,662	$17,129	$14,748

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception 10/27/23
SSBIX	13.23%	19.21%
S&P 500 Index	17.88%	28.03%
State Street Balanced Composite Index	13.30%	19.53%

Performance Inception Date	Oct. 27, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 606,709,920
Holdings Count | Holding	2,493
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$606,709,920 Number of Portfolio Holdings2,493 Portfolio Turnover Rate12% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Security Types

Assets	%
Common Stocks	59.9%
Mutual Funds and Exchange Traded Products	39.6%
Short-Term Investments	0.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
State Street Aggregate Bond Index Portfolio	39.6%
NVIDIA Corp.	4.1%
Apple, Inc.	3.6%
Microsoft Corp.	3.3%
Amazon.com, Inc.	2.0%
Alphabet, Inc., Class A	1.6%
Broadcom, Inc.	1.5%
Alphabet, Inc., Class C	1.3%
Meta Platforms, Inc., Class A	1.3%
Tesla, Inc.	1.1%

Material Fund Change [Text Block]
C000159454
Shareholder Report [Line Items]
Fund Name	State Street Emerging Markets Equity Index Fund
Class Name	Class K
Trading Symbol	SSKEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Emerging Markets Equity Index Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Emerging markets ("EM") delivered strong outperformance throughout 2025, finishing the year with MSCI EM up 33.6%, supported by resilient macro fundamentals, a weaker U.S. Dollar and powerful demand for technology hardware. EM Asia and Latin America benefited from stable monetary policy, easing inflation, and recovering trade conditions. Monetary easing across global central banks, including Federal Reserve's cuts, boosted EM asset flows by lowering global funding costs. Commodity‑linked markets saw mixed outcomes as energy prices fell but industrial metals rallied on clean‑energy and Artificial Intelligence‑related demand. China, Korea, and Taiwan were the strongest contributors to the Fund's performance. Saudi Arabia, Indonesia, and Turkey were the weakest contributors. Information technology, financials, and communications services were the strongest contributors to the Fund's performance. Real estate, utilities and health care were the weakest contributing sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSKEX	MSCI All Country World ex USA Index	MSCI Emerging Markets Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,439	$9,320	$9,351
02/29/16	$9,369	$9,213	$9,336
03/31/16	$10,601	$9,962	$10,571
04/30/16	$10,641	$10,225	$10,629
05/31/16	$10,240	$10,052	$10,232
06/30/16	$10,691	$9,898	$10,641
07/31/16	$11,181	$10,388	$11,177
08/31/16	$11,451	$10,453	$11,455
09/30/16	$11,642	$10,582	$11,602
10/31/16	$11,622	$10,430	$11,630
11/30/16	$11,081	$10,189	$11,094
12/31/16	$11,081	$10,450	$11,119
01/31/17	$11,706	$10,820	$11,727
02/28/17	$12,044	$10,992	$12,086
03/31/17	$12,351	$11,271	$12,391
04/30/17	$12,617	$11,512	$12,663
05/31/17	$12,986	$11,886	$13,037
06/30/17	$13,119	$11,923	$13,168
07/31/17	$13,897	$12,362	$13,953
08/31/17	$14,215	$12,427	$14,264
09/30/17	$14,153	$12,657	$14,208
10/31/17	$14,635	$12,896	$14,706
11/30/17	$14,696	$13,000	$14,735
12/31/17	$15,202	$13,291	$15,264
01/31/18	$16,463	$14,031	$16,536
02/28/18	$15,601	$13,370	$15,774
03/31/18	$15,496	$13,134	$15,480
04/30/18	$15,265	$13,343	$15,412
05/31/18	$14,781	$13,035	$14,866
06/30/18	$14,161	$12,790	$14,248
07/31/18	$14,487	$13,096	$14,561
08/31/18	$14,077	$12,822	$14,167
09/30/18	$14,003	$12,881	$14,092
10/31/18	$12,794	$11,833	$12,865
11/30/18	$13,309	$11,945	$13,395
12/31/18	$12,956	$11,404	$13,040
01/31/19	$14,126	$12,266	$14,182
02/28/19	$14,115	$12,506	$14,214
03/31/19	$14,223	$12,580	$14,333
04/30/19	$14,516	$12,912	$14,635
05/31/19	$13,476	$12,219	$13,573
06/30/19	$14,310	$12,955	$14,420
07/31/19	$14,061	$12,798	$14,244
08/31/19	$13,443	$12,403	$13,549
09/30/19	$13,693	$12,722	$13,808
10/31/19	$14,278	$13,166	$14,390
11/30/19	$14,245	$13,282	$14,370
12/31/19	$15,305	$13,857	$15,443
01/31/20	$14,448	$13,485	$14,723
02/29/20	$13,879	$12,419	$13,946
03/31/20	$11,629	$10,621	$11,798
04/30/20	$12,694	$11,426	$12,879
05/31/20	$12,868	$11,800	$12,978
06/30/20	$13,851	$12,333	$13,932
07/31/20	$15,038	$12,883	$15,177
08/31/20	$15,368	$13,434	$15,512
09/30/20	$15,183	$13,104	$15,263
10/31/20	$15,466	$12,822	$15,578
11/30/20	$16,854	$14,547	$17,018
12/31/20	$18,087	$15,334	$18,270
01/31/21	$18,630	$15,367	$18,830
02/28/21	$18,768	$15,671	$18,974
03/31/21	$18,487	$15,869	$18,687
04/30/21	$18,950	$16,336	$19,152
05/31/21	$19,158	$16,847	$19,597
06/30/21	$19,408	$16,738	$19,630
07/31/21	$18,103	$16,462	$18,309
08/31/21	$18,562	$16,775	$18,788
09/30/21	$17,772	$16,238	$18,042
10/31/21	$17,992	$16,626	$18,220
11/30/21	$17,220	$15,877	$17,477
12/31/21	$17,580	$16,533	$17,805
01/31/22	$17,483	$15,924	$17,468
02/28/22	$16,692	$15,609	$16,946
03/31/22	$16,192	$15,634	$16,563
04/30/22	$15,262	$14,652	$15,642
05/31/22	$15,507	$14,757	$15,711
06/30/22	$14,466	$13,488	$14,667
07/31/22	$14,440	$13,949	$14,631
08/31/22	$14,371	$13,501	$14,692
09/30/22	$12,700	$12,151	$12,969
10/31/22	$12,378	$12,514	$12,567
11/30/22	$14,364	$13,992	$14,431
12/31/22	$14,020	$13,887	$14,228
01/31/23	$15,195	$15,013	$15,351
02/28/23	$14,135	$14,486	$14,356
03/31/23	$14,599	$14,841	$14,791
04/30/23	$14,479	$15,098	$14,623
05/31/23	$14,169	$14,549	$14,377
06/30/23	$14,741	$15,202	$14,923
07/31/23	$15,616	$15,820	$15,852
08/31/23	$14,652	$15,106	$14,876
09/30/23	$14,258	$14,629	$14,487
10/31/23	$13,726	$14,025	$13,924
11/30/23	$14,799	$15,288	$15,038
12/31/23	$15,348	$16,056	$15,626
01/31/24	$14,630	$15,896	$14,901
02/29/24	$15,330	$16,299	$15,609
03/31/24	$15,668	$16,808	$15,996
04/30/24	$15,678	$16,506	$16,068
05/31/24	$15,914	$16,985	$16,159
06/30/24	$16,456	$16,969	$16,796
07/31/24	$16,580	$17,362	$16,846
08/31/24	$16,717	$17,857	$17,118
09/30/24	$17,795	$18,337	$18,261
10/31/24	$16,970	$17,438	$17,449
11/30/24	$16,468	$17,280	$16,822
12/31/24	$16,424	$16,944	$16,799
01/31/25	$16,716	$17,627	$17,099
02/28/25	$16,828	$17,872	$17,182
03/31/25	$17,033	$17,831	$17,290
04/30/25	$17,153	$18,475	$17,518
05/31/25	$17,832	$19,321	$18,265
06/30/25	$18,939	$19,977	$19,363
07/31/25	$19,253	$19,919	$19,741
08/31/25	$19,598	$20,611	$19,994
09/30/25	$20,994	$21,353	$21,424
10/31/25	$21,868	$21,785	$22,319
11/30/25	$21,341	$21,779	$21,786
12/31/25	$21,971	$22,432	$22,437

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSKEX	33.77%	3.97%	8.19%
MSCI All Country World ex USA Index	32.39%	7.91%	8.41%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 617,986,689
Holdings Count | Holding	1,174
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$617,986,689 Number of Portfolio Holdings1,174 Portfolio Turnover Rate7% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Ten Countries

Countries	%
China	23.7%
Taiwan	20.4%
India	15.4%
South Korea	13.2%
Brazil	4.2%
Switzerland	3.4%
South Africa	3.3%
Saudi Arabia	2.8%
Mexico	2.0%
United Arab Emirates	1.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	11.8%
Tencent Holdings Ltd.	4.8%
Samsung Electronics Co. Ltd.	3.8%
Alibaba Group Holding Ltd.	3.1%
SK Hynix, Inc.	2.4%
MSCI CHINA A INCLUSION Net Return USD Index, due 08/31/27	1.4%
HDFC Bank Ltd.	1.2%
UBS AG, due 06/04/27	1.1%
Reliance Industries Ltd.	1.0%
China Construction Bank Corp., Class H	0.9%

Material Fund Change [Text Block]
C000029581
Shareholder Report [Line Items]
Fund Name	State Street Equity 500 Index Fund
Class Name	Administrative Shares
Trading Symbol	STFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares	$17	0.16%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In 2025, the S&P 500 delivered another year of strong performance, rising almost 18% and marking its third consecutive year of double‑digit gains. The Index reached multiple record highs despite notable volatility. Early in the year, markets were shaken by the April 2 “Liberation Day” tariff shock, which triggered a sharp pullback, but equities rebounded swiftly as investors grew confident that corporate adaptability, easing trade tensions, and emerging policy clarity would offset early disruptions. Momentum strengthened through the second half of the year as the U.S. Federal Reserve implemented three interest‑rate cuts. Technology remained the primary engine of market gains, driven by ongoing investment in Artificial Intelligence ("A.I.") and robust earnings across mega‑cap names, while other sectors experienced more uneven results. Overall, 2025 underscored the durability of the bull market, with resilient corporate earnings, increased productivity expectations, and optimism around A.I. deployment contributing to a strong finish.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	STFAX	S&P 500 Index
12/31/15	$25,000,000	$25,000,000
01/31/16	$23,747,816	$23,760,000
02/29/16	$23,733,256	$23,729,112
03/31/16	$25,320,326	$25,337,946
04/30/16	$25,407,688	$25,436,764
05/31/16	$25,859,056	$25,894,626
06/30/16	$25,931,858	$25,961,952
07/31/16	$26,878,276	$26,919,948
08/31/16	$26,921,957	$26,957,635
09/30/16	$26,907,397	$26,963,027
10/31/16	$26,397,787	$26,472,300
11/30/16	$27,387,886	$27,451,775
12/31/16	$27,937,685	$27,995,320
01/31/17	$28,442,136	$28,527,231
02/28/17	$29,584,569	$29,659,762
03/31/17	$29,599,406	$29,695,354
04/30/17	$29,896,142	$30,001,216
05/31/17	$30,311,572	$30,424,233
06/30/17	$30,474,777	$30,612,864
07/31/17	$31,112,759	$31,243,489
08/31/17	$31,172,106	$31,340,343
09/30/17	$31,839,762	$31,985,954
10/31/17	$32,566,765	$32,731,227
11/30/17	$33,560,830	$33,736,076
12/31/17	$33,924,547	$34,110,546
01/31/18	$35,870,266	$36,065,081
02/28/18	$34,567,890	$34,734,279
03/31/18	$33,673,487	$33,852,028
04/30/18	$33,767,635	$33,980,666
05/31/18	$34,599,272	$34,799,600
06/30/18	$34,803,259	$35,015,358
07/31/18	$36,058,561	$36,317,929
08/31/18	$37,251,099	$37,501,894
09/30/18	$37,455,085	$37,715,654
10/31/18	$34,881,715	$35,135,904
11/30/18	$35,603,514	$35,852,676
12/31/18	$32,376,258	$32,615,179
01/31/19	$34,947,896	$35,227,655
02/28/19	$36,068,866	$36,358,463
03/31/19	$36,777,715	$37,063,817
04/30/19	$38,261,352	$38,564,902
05/31/19	$35,838,078	$36,116,030
06/30/19	$38,327,291	$38,662,211
07/31/19	$38,871,291	$39,218,946
08/31/19	$38,261,352	$38,599,287
09/30/19	$38,970,201	$39,321,094
10/31/19	$39,794,443	$40,174,362
11/30/19	$41,245,111	$41,632,691
12/31/19	$42,457,258	$42,889,998
01/31/20	$42,457,258	$42,872,842
02/29/20	$38,967,855	$39,344,407
03/31/20	$34,137,698	$34,485,373
04/30/20	$38,507,186	$38,906,398
05/31/20	$40,329,238	$40,758,342
06/30/20	$41,118,221	$41,569,433
07/31/20	$43,437,040	$43,913,949
08/31/20	$46,541,405	$47,071,362
09/30/20	$44,764,045	$45,282,650
10/31/20	$43,567,678	$44,078,132
11/30/20	$48,310,171	$48,904,687
12/31/20	$50,159,708	$50,782,627
01/31/21	$49,635,135	$50,269,723
02/28/21	$50,962,306	$51,657,167
03/31/21	$53,191,743	$53,919,751
04/30/21	$56,013,947	$56,799,066
05/31/21	$56,402,132	$57,196,659
06/30/21	$57,704,822	$58,529,342
07/31/21	$59,061,719	$59,922,340
08/31/21	$60,848,766	$61,743,979
09/30/21	$58,014,321	$58,872,884
10/31/21	$62,065,776	$62,999,873
11/30/21	$61,628,631	$62,565,174
12/31/21	$64,363,347	$65,368,094
01/31/22	$61,021,218	$61,988,563
02/28/22	$59,186,007	$60,135,105
03/31/22	$61,378,214	$62,366,118
04/30/22	$56,016,097	$56,927,792
05/31/22	$56,130,910	$57,030,262
06/30/22	$51,482,784	$52,325,266
07/31/22	$56,211,637	$57,149,655
08/31/22	$53,917,175	$54,817,949
09/30/22	$48,949,727	$49,769,216
10/31/22	$52,898,211	$53,800,523
11/30/22	$55,843,877	$56,807,972
12/31/22	$52,600,629	$53,535,833
01/31/23	$55,900,178	$56,897,883
02/28/23	$54,527,654	$55,509,575
03/31/23	$56,515,069	$57,546,776
04/30/23	$57,389,825	$58,444,506
05/31/23	$57,636,879	$58,695,817
06/30/23	$61,436,027	$62,575,611
07/31/23	$63,397,822	$64,584,288
08/31/23	$62,389,474	$63,557,397
09/30/23	$59,412,011	$60,525,710
10/31/23	$58,158,439	$59,254,670
11/30/23	$63,456,383	$64,664,621
12/31/23	$66,318,532	$67,600,395
01/31/24	$67,421,423	$68,736,081
02/29/24	$71,014,653	$72,406,588
03/31/24	$73,287,390	$74,738,080
04/30/24	$70,291,171	$71,688,767
05/31/24	$73,765,371	$75,244,529
06/30/24	$76,398,919	$77,945,808
07/31/24	$77,319,544	$78,896,747
08/31/24	$79,186,834	$80,813,938
09/30/24	$80,856,979	$82,543,356
10/31/24	$80,113,039	$81,792,212
11/30/24	$84,801,721	$86,593,414
12/31/24	$82,767,609	$84,532,491
01/31/25	$85,065,399	$86,882,494
02/28/25	$83,946,688	$85,753,022
03/31/25	$79,190,753	$80,925,127
04/30/25	$78,638,000	$80,374,836
05/31/25	$83,569,383	$85,430,413
06/30/25	$87,804,636	$89,778,821
07/31/25	$89,757,192	$91,789,867
08/31/25	$91,562,598	$93,653,201
09/30/25	$94,892,319	$97,071,543
10/31/25	$97,097,669	$99,343,017
11/30/25	$97,312,733	$99,591,375
12/31/25	$97,359,324	$99,651,129

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
STFAX	17.63%	14.18%	14.56%
S&P 500 Index	17.88%	14.42%	14.82%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 13,629,954,117
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$13,629,954,117
  Number of Portfolio Holdings506
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Sectors

Sectors	%
Information Technology	33.7%
Financials	13.2%
Communication Services	10.4%
Consumer Discretionary	10.2%
Health Care	9.4%
Industrials	8.0%
Consumer Staples	4.6%
Energy	2.7%
Utilities	2.2%
Materials	1.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.6%
Apple, Inc.	6.7%
Microsoft Corp.	6.0%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.5%

Material Fund Change [Text Block]
C000136665
Shareholder Report [Line Items]
Fund Name	State Street Equity 500 Index Fund
Class Name	Class A
Trading Symbol	SSSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.41%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.41%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In 2025, the S&P 500 delivered another year of strong performance, rising almost 18% and marking its third consecutive year of double‑digit gains. The Index reached multiple record highs despite notable volatility. Early in the year, markets were shaken by the April 2 “Liberation Day” tariff shock, which triggered a sharp pullback, but equities rebounded swiftly as investors grew confident that corporate adaptability, easing trade tensions, and emerging policy clarity would offset early disruptions. Momentum strengthened through the second half of the year as the U.S. Federal Reserve implemented three interest‑rate cuts. Technology remained the primary engine of market gains, driven by ongoing investment in Artificial Intelligence ("A.I.") and robust earnings across mega‑cap names, while other sectors experienced more uneven results. Overall, 2025 underscored the durability of the bull market, with resilient corporate earnings, increased productivity expectations, and optimism around A.I. deployment contributing to a strong finish.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSSVX with load	S&P 500 Index
12/31/15	$9,475	$10,000
01/31/16	$9,001	$9,504
02/29/16	$8,990	$9,491
03/31/16	$9,591	$10,135
04/30/16	$9,624	$10,174
05/31/16	$9,790	$10,357
06/30/16	$9,817	$10,384
07/31/16	$10,171	$10,766
08/31/16	$10,187	$10,782
09/30/16	$10,182	$10,784
10/31/16	$9,983	$10,587
11/30/16	$10,353	$10,979
12/31/16	$10,557	$11,196
01/31/17	$10,747	$11,408
02/28/17	$11,174	$11,861
03/31/17	$11,179	$11,875
04/30/17	$11,286	$11,997
05/31/17	$11,443	$12,166
06/30/17	$11,504	$12,242
07/31/17	$11,740	$12,494
08/31/17	$11,762	$12,532
09/30/17	$12,009	$12,790
10/31/17	$12,284	$13,089
11/30/17	$12,648	$13,490
12/31/17	$12,786	$13,640
01/31/18	$13,513	$14,421
02/28/18	$13,017	$13,890
03/31/18	$12,680	$13,537
04/30/18	$12,715	$13,589
05/31/18	$13,023	$13,916
06/30/18	$13,100	$14,002
07/31/18	$13,573	$14,523
08/31/18	$14,022	$14,996
09/30/18	$14,093	$15,081
10/31/18	$13,129	$14,050
11/30/18	$13,395	$14,337
12/31/18	$12,183	$13,042
01/31/19	$13,150	$14,087
02/28/19	$13,572	$14,540
03/31/19	$13,839	$14,822
04/30/19	$14,391	$15,422
05/31/19	$13,479	$14,442
06/30/19	$14,416	$15,460
07/31/19	$14,614	$15,682
08/31/19	$14,385	$15,434
09/30/19	$14,645	$15,723
10/31/19	$14,943	$16,063
11/30/19	$15,483	$16,646
12/31/19	$15,933	$17,149
01/31/20	$15,926	$17,142
02/29/20	$14,611	$15,731
03/31/20	$12,798	$13,788
04/30/20	$14,437	$15,555
05/31/20	$15,116	$16,296
06/30/20	$15,408	$16,620
07/31/20	$16,273	$17,558
08/31/20	$17,431	$18,820
09/30/20	$16,762	$18,105
10/31/20	$16,310	$17,623
11/30/20	$18,080	$19,552
12/31/20	$18,768	$20,304
01/31/21	$18,567	$20,099
02/28/21	$19,060	$20,653
03/31/21	$19,888	$21,558
04/30/21	$20,938	$22,708
05/31/21	$21,078	$22,867
06/30/21	$21,559	$23,401
07/31/21	$22,060	$23,956
08/31/21	$22,722	$24,685
09/30/21	$21,658	$23,537
10/31/21	$23,165	$25,186
11/30/21	$22,996	$25,011
12/31/21	$24,011	$26,132
01/31/22	$22,757	$24,780
02/28/22	$22,068	$24,038
03/31/22	$22,880	$24,931
04/30/22	$20,876	$22,757
05/31/22	$20,913	$22,798
06/30/22	$19,177	$20,916
07/31/22	$20,933	$22,845
08/31/22	$20,073	$21,913
09/30/22	$18,220	$19,895
10/31/22	$19,684	$21,506
11/30/22	$20,775	$22,708
12/31/22	$19,564	$21,399
01/31/23	$20,786	$22,744
02/28/23	$20,270	$22,189
03/31/23	$21,004	$23,004
04/30/23	$21,324	$23,363
05/31/23	$21,410	$23,464
06/30/23	$22,816	$25,015
07/31/23	$23,538	$25,818
08/31/23	$23,159	$25,407
09/30/23	$22,048	$24,196
10/31/23	$21,577	$23,687
11/30/23	$23,537	$25,850
12/31/23	$24,592	$27,025
01/31/24	$24,995	$27,479
02/29/24	$26,320	$28,946
03/31/24	$27,156	$29,878
04/30/24	$26,040	$28,657
05/31/24	$27,319	$30,078
06/30/24	$28,288	$31,157
07/31/24	$28,624	$31,537
08/31/24	$29,308	$32,302
09/30/24	$29,919	$32,992
10/31/24	$29,636	$32,692
11/30/24	$31,362	$34,611
12/31/24	$30,603	$33,786
01/31/25	$31,446	$34,727
02/28/25	$31,024	$34,274
03/31/25	$29,260	$32,343
04/30/25	$29,049	$32,124
05/31/25	$30,863	$34,146
06/30/25	$32,419	$35,882
07/31/25	$33,132	$36,687
08/31/25	$33,790	$37,431
09/30/25	$35,012	$38,797
10/31/25	$35,819	$39,706
11/30/25	$35,892	$39,803
12/31/25	$35,904	$39,827

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSSVX	17.32%	13.85%	14.25%
SSSVX (Adjusted for the 5.25% Maximum Sales Charge)	11.16%	12.63%	13.64%
S&P 500 Index	17.88%	14.42%	14.82%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 13,629,954,117
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$13,629,954,117
  Number of Portfolio Holdings506
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Sectors

Sectors	%
Information Technology	33.7%
Financials	13.2%
Communication Services	10.4%
Consumer Discretionary	10.2%
Health Care	9.4%
Industrials	8.0%
Consumer Staples	4.6%
Energy	2.7%
Utilities	2.2%
Materials	1.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.6%
Apple, Inc.	6.7%
Microsoft Corp.	6.0%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.5%

Material Fund Change [Text Block]
C000136667
Shareholder Report [Line Items]
Fund Name	State Street Equity 500 Index Fund
Class Name	Class I
Trading Symbol	SSSWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.13%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In 2025, the S&P 500 delivered another year of strong performance, rising almost 18% and marking its third consecutive year of double‑digit gains. The Index reached multiple record highs despite notable volatility. Early in the year, markets were shaken by the April 2 “Liberation Day” tariff shock, which triggered a sharp pullback, but equities rebounded swiftly as investors grew confident that corporate adaptability, easing trade tensions, and emerging policy clarity would offset early disruptions. Momentum strengthened through the second half of the year as the U.S. Federal Reserve implemented three interest‑rate cuts. Technology remained the primary engine of market gains, driven by ongoing investment in Artificial Intelligence ("A.I.") and robust earnings across mega‑cap names, while other sectors experienced more uneven results. Overall, 2025 underscored the durability of the bull market, with resilient corporate earnings, increased productivity expectations, and optimism around A.I. deployment contributing to a strong finish.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSSWX	S&P 500 Index
12/31/15	$10,000	$10,000
01/31/16	$9,505	$9,504
02/29/16	$9,493	$9,491
03/31/16	$10,134	$10,135
04/30/16	$10,169	$10,174
05/31/16	$10,349	$10,357
06/30/16	$10,379	$10,384
07/31/16	$10,751	$10,766
08/31/16	$10,769	$10,782
09/30/16	$10,769	$10,784
10/31/16	$10,559	$10,587
11/30/16	$10,955	$10,979
12/31/16	$11,175	$11,196
01/31/17	$11,377	$11,408
02/28/17	$11,828	$11,861
03/31/17	$11,840	$11,875
04/30/17	$11,952	$11,997
05/31/17	$12,118	$12,166
06/30/17	$12,184	$12,242
07/31/17	$12,439	$12,494
08/31/17	$12,468	$12,532
09/30/17	$12,729	$12,790
10/31/17	$13,026	$13,089
11/30/17	$13,417	$13,490
12/31/17	$13,562	$13,640
01/31/18	$14,339	$14,421
02/28/18	$13,819	$13,890
03/31/18	$13,461	$13,537
04/30/18	$13,499	$13,589
05/31/18	$13,831	$13,916
06/30/18	$13,913	$14,002
07/31/18	$14,421	$14,523
08/31/18	$14,897	$14,996
09/30/18	$14,979	$15,081
10/31/18	$13,950	$14,050
11/30/18	$14,245	$14,337
12/31/18	$12,958	$13,042
01/31/19	$13,986	$14,087
02/28/19	$14,441	$14,540
03/31/19	$14,725	$14,822
04/30/19	$15,318	$15,422
05/31/19	$14,349	$14,442
06/30/19	$15,345	$15,460
07/31/19	$15,562	$15,682
08/31/19	$15,318	$15,434
09/30/19	$15,602	$15,723
10/31/19	$15,932	$16,063
11/30/19	$16,505	$16,646
12/31/19	$16,996	$17,149
01/31/20	$16,989	$17,142
02/29/20	$15,593	$15,731
03/31/20	$13,660	$13,788
04/30/20	$15,412	$15,555
05/31/20	$16,140	$16,296
06/30/20	$16,455	$16,620
07/31/20	$17,382	$17,558
08/31/20	$18,624	$18,820
09/30/20	$17,912	$18,105
10/31/20	$17,432	$17,623
11/30/20	$19,329	$19,552
12/31/20	$20,068	$20,304
01/31/21	$19,857	$20,099
02/28/21	$20,388	$20,653
03/31/21	$21,278	$21,558
04/30/21	$22,407	$22,708
05/31/21	$22,561	$22,867
06/30/21	$23,081	$23,401
07/31/21	$23,623	$23,956
08/31/21	$24,337	$24,685
09/30/21	$23,202	$23,537
10/31/21	$24,821	$25,186
11/30/21	$24,646	$25,011
12/31/21	$25,738	$26,132
01/31/22	$24,400	$24,780
02/28/22	$23,666	$24,038
03/31/22	$24,541	$24,931
04/30/22	$22,397	$22,757
05/31/22	$22,442	$22,798
06/30/22	$20,582	$20,916
07/31/22	$22,472	$22,845
08/31/22	$21,553	$21,913
09/30/22	$19,567	$19,895
10/31/22	$21,144	$21,506
11/30/22	$22,321	$22,708
12/31/22	$21,024	$21,399
01/31/23	$22,342	$22,744
02/28/23	$21,792	$22,189
03/31/23	$22,586	$23,004
04/30/23	$22,934	$23,363
05/31/23	$23,032	$23,464
06/30/23	$24,550	$25,015
07/31/23	$25,332	$25,818
08/31/23	$24,929	$25,407
09/30/23	$23,738	$24,196
10/31/23	$23,235	$23,687
11/30/23	$25,351	$25,850
12/31/23	$26,494	$27,025
01/31/24	$26,933	$27,479
02/29/24	$28,367	$28,946
03/31/24	$29,274	$29,878
04/30/24	$28,076	$28,657
05/31/24	$29,463	$30,078
06/30/24	$30,520	$31,157
07/31/24	$30,891	$31,537
08/31/24	$31,641	$32,302
09/30/24	$32,313	$32,992
10/31/24	$32,020	$32,692
11/30/24	$33,897	$34,611
12/31/24	$33,088	$33,786
01/31/25	$34,011	$34,727
02/28/25	$33,567	$34,274
03/31/25	$31,664	$32,343
04/30/25	$31,444	$32,124
05/31/25	$33,416	$34,146
06/30/25	$35,112	$35,882
07/31/25	$35,893	$36,687
08/31/25	$36,616	$37,431
09/30/25	$37,949	$38,797
10/31/25	$38,832	$39,706
11/30/25	$38,919	$39,803
12/31/25	$38,933	$39,827

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSSWX	17.66%	14.17%	14.56%
S&P 500 Index	17.88%	14.42%	14.82%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 13,629,954,117
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$13,629,954,117
  Number of Portfolio Holdings506
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Sectors

Sectors	%
Information Technology	33.7%
Financials	13.2%
Communication Services	10.4%
Consumer Discretionary	10.2%
Health Care	9.4%
Industrials	8.0%
Consumer Staples	4.6%
Energy	2.7%
Utilities	2.2%
Materials	1.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.6%
Apple, Inc.	6.7%
Microsoft Corp.	6.0%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.5%

Material Fund Change [Text Block]
C000136666
Shareholder Report [Line Items]
Fund Name	State Street Equity 500 Index Fund
Class Name	Class K
Trading Symbol	SSSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$1	0.01%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In 2025, the S&P 500 delivered another year of strong performance, rising almost 18% and marking its third consecutive year of double‑digit gains. The Index reached multiple record highs despite notable volatility. Early in the year, markets were shaken by the April 2 “Liberation Day” tariff shock, which triggered a sharp pullback, but equities rebounded swiftly as investors grew confident that corporate adaptability, easing trade tensions, and emerging policy clarity would offset early disruptions. Momentum strengthened through the second half of the year as the U.S. Federal Reserve implemented three interest‑rate cuts. Technology remained the primary engine of market gains, driven by ongoing investment in Artificial Intelligence ("A.I.") and robust earnings across mega‑cap names, while other sectors experienced more uneven results. Overall, 2025 underscored the durability of the bull market, with resilient corporate earnings, increased productivity expectations, and optimism around A.I. deployment contributing to a strong finish.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSSYX	S&P 500 Index
12/31/15	$10,000	$10,000
01/31/16	$9,505	$9,504
02/29/16	$9,493	$9,491
03/31/16	$10,134	$10,135
04/30/16	$10,169	$10,174
05/31/16	$10,355	$10,357
06/30/16	$10,384	$10,384
07/31/16	$10,763	$10,766
08/31/16	$10,780	$10,782
09/30/16	$10,780	$10,784
10/31/16	$10,577	$10,587
11/30/16	$10,973	$10,979
12/31/16	$11,192	$11,196
01/31/17	$11,400	$11,408
02/28/17	$11,852	$11,861
03/31/17	$11,863	$11,875
04/30/17	$11,982	$11,997
05/31/17	$12,149	$12,166
06/30/17	$12,220	$12,242
07/31/17	$12,476	$12,494
08/31/17	$12,505	$12,532
09/30/17	$12,773	$12,790
10/31/17	$13,070	$13,089
11/30/17	$13,462	$13,490
12/31/17	$13,610	$13,640
01/31/18	$14,391	$14,421
02/28/18	$13,874	$13,890
03/31/18	$13,516	$13,537
04/30/18	$13,560	$13,589
05/31/18	$13,893	$13,916
06/30/18	$13,975	$14,002
07/31/18	$14,485	$14,523
08/31/18	$14,964	$14,996
09/30/18	$15,045	$15,081
10/31/18	$14,013	$14,050
11/30/18	$14,309	$14,337
12/31/18	$13,008	$13,042
01/31/19	$14,048	$14,087
02/28/19	$14,498	$14,540
03/31/19	$14,790	$14,822
04/30/19	$15,386	$15,422
05/31/19	$14,412	$14,442
06/30/19	$15,412	$15,460
07/31/19	$15,637	$15,682
08/31/19	$15,392	$15,434
09/30/19	$15,677	$15,723
10/31/19	$16,008	$16,063
11/30/19	$16,598	$16,646
12/31/19	$17,091	$17,149
01/31/20	$17,091	$17,142
02/29/20	$15,687	$15,731
03/31/20	$13,743	$13,788
04/30/20	$15,508	$15,555
05/31/20	$16,243	$16,296
06/30/20	$16,564	$16,620
07/31/20	$17,500	$17,558
08/31/20	$18,753	$18,820
09/30/20	$18,039	$18,105
10/31/20	$17,559	$17,623
11/30/20	$19,473	$19,552
12/31/20	$20,221	$20,304
01/31/21	$20,012	$20,099
02/28/21	$20,550	$20,653
03/31/21	$21,451	$21,558
04/30/21	$22,592	$22,708
05/31/21	$22,751	$22,867
06/30/21	$23,280	$23,401
07/31/21	$23,831	$23,956
08/31/21	$24,555	$24,685
09/30/21	$23,413	$23,537
10/31/21	$25,052	$25,186
11/30/21	$24,879	$25,011
12/31/21	$25,986	$26,132
01/31/22	$24,639	$24,780
02/28/22	$23,901	$24,038
03/31/22	$24,789	$24,931
04/30/22	$22,626	$22,757
05/31/22	$22,676	$22,798
06/30/22	$20,801	$20,916
07/31/22	$22,714	$22,845
08/31/22	$21,790	$21,913
09/30/22	$19,785	$19,895
10/31/22	$21,383	$21,506
11/30/22	$22,577	$22,708
12/31/22	$21,269	$21,399
01/31/23	$22,605	$22,744
02/28/23	$22,053	$22,189
03/31/23	$22,860	$23,004
04/30/23	$23,216	$23,363
05/31/23	$23,320	$23,464
06/30/23	$24,860	$25,015
07/31/23	$25,656	$25,818
08/31/23	$25,252	$25,407
09/30/23	$24,050	$24,196
10/31/23	$23,545	$23,687
11/30/23	$25,693	$25,850
12/31/23	$26,855	$27,025
01/31/24	$27,306	$27,479
02/29/24	$28,764	$28,946
03/31/24	$29,688	$29,878
04/30/24	$28,479	$28,657
05/31/24	$29,889	$30,078
06/30/24	$30,961	$31,157
07/31/24	$31,337	$31,537
08/31/24	$32,098	$32,302
09/30/24	$32,780	$32,992
10/31/24	$32,482	$32,692
11/30/24	$34,387	$34,611
12/31/24	$33,566	$33,786
01/31/25	$34,503	$34,727
02/28/25	$34,053	$34,274
03/31/25	$32,128	$32,343
04/30/25	$31,908	$32,124
05/31/25	$33,913	$34,146
06/30/25	$35,636	$35,882
07/31/25	$36,434	$36,687
08/31/25	$37,170	$37,431
09/30/25	$38,527	$38,797
10/31/25	$39,428	$39,706
11/30/25	$39,519	$39,803
12/31/25	$39,544	$39,827

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSSYX	17.81%	14.36%	14.74%
S&P 500 Index	17.88%	14.42%	14.82%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 13,629,954,117
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$13,629,954,117
  Number of Portfolio Holdings506
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Sectors

Sectors	%
Information Technology	33.7%
Financials	13.2%
Communication Services	10.4%
Consumer Discretionary	10.2%
Health Care	9.4%
Industrials	8.0%
Consumer Staples	4.6%
Energy	2.7%
Utilities	2.2%
Materials	1.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.6%
Apple, Inc.	6.7%
Microsoft Corp.	6.0%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.5%

Material Fund Change [Text Block]
C000029583
Shareholder Report [Line Items]
Fund Name	State Street Equity 500 Index Fund
Class Name	Class R Shares
Trading Symbol	SSFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$66	0.61%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.61%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In 2025, the S&P 500 delivered another year of strong performance, rising almost 18% and marking its third consecutive year of double‑digit gains. The Index reached multiple record highs despite notable volatility. Early in the year, markets were shaken by the April 2 “Liberation Day” tariff shock, which triggered a sharp pullback, but equities rebounded swiftly as investors grew confident that corporate adaptability, easing trade tensions, and emerging policy clarity would offset early disruptions. Momentum strengthened through the second half of the year as the U.S. Federal Reserve implemented three interest‑rate cuts. Technology remained the primary engine of market gains, driven by ongoing investment in Artificial Intelligence ("A.I.") and robust earnings across mega‑cap names, while other sectors experienced more uneven results. Overall, 2025 underscored the durability of the bull market, with resilient corporate earnings, increased productivity expectations, and optimism around A.I. deployment contributing to a strong finish.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSFRX	S&P 500 Index
12/31/15	$25,000,000	$25,000,000
01/31/16	$23,760,933	$23,760,000
02/29/16	$23,717,201	$23,729,112
03/31/16	$25,306,122	$25,337,946
04/30/16	$25,393,586	$25,436,764
05/31/16	$25,830,904	$25,894,626
06/30/16	$25,889,213	$25,961,952
07/31/16	$26,822,157	$26,919,948
08/31/16	$26,851,312	$26,957,635
09/30/16	$26,836,735	$26,963,027
10/31/16	$26,311,953	$26,472,300
11/30/16	$27,288,630	$27,451,775
12/31/16	$27,815,120	$27,995,320
01/31/17	$28,317,892	$28,527,231
02/28/17	$29,441,736	$29,659,762
03/31/17	$29,441,736	$29,695,354
04/30/17	$29,722,696	$30,001,216
05/31/17	$30,121,956	$30,424,233
06/30/17	$30,284,618	$30,612,864
07/31/17	$30,905,689	$31,243,489
08/31/17	$30,964,839	$31,340,343
09/30/17	$31,600,698	$31,985,954
10/31/17	$32,325,281	$32,731,227
11/30/17	$33,286,462	$33,736,076
12/31/17	$33,645,037	$34,110,546
01/31/18	$35,544,479	$36,065,081
02/28/18	$34,252,236	$34,734,279
03/31/18	$33,349,222	$33,852,028
04/30/18	$33,442,638	$33,980,666
05/31/18	$34,236,667	$34,799,600
06/30/18	$34,423,497	$35,015,358
07/31/18	$35,669,033	$36,317,929
08/31/18	$36,821,154	$37,501,894
09/30/18	$37,007,984	$37,715,654
10/31/18	$34,454,636	$35,135,904
11/30/18	$35,155,249	$35,852,676
12/31/18	$31,949,348	$32,615,179
01/31/19	$34,489,663	$35,227,655
02/28/19	$35,580,696	$36,358,463
03/31/19	$36,264,627	$37,063,817
04/30/19	$37,713,909	$38,564,902
05/31/19	$35,303,866	$36,116,030
06/30/19	$37,746,477	$38,662,211
07/31/19	$38,267,567	$39,218,946
08/31/19	$37,648,773	$38,599,287
09/30/19	$38,332,704	$39,321,094
10/31/19	$39,130,623	$40,174,362
11/30/19	$40,531,053	$41,632,691
12/31/19	$41,719,034	$42,889,998
01/31/20	$41,702,130	$42,872,842
02/29/20	$38,253,717	$39,344,407
03/31/20	$33,503,697	$34,485,373
04/30/20	$37,787,167	$38,906,398
05/31/20	$39,560,395	$40,758,342
06/30/20	$40,319,384	$41,569,433
07/31/20	$42,576,066	$43,913,949
08/31/20	$45,601,879	$47,071,362
09/30/20	$43,845,555	$45,282,650
10/31/20	$42,657,205	$44,078,132
11/30/20	$47,282,135	$48,904,687
12/31/20	$49,074,318	$50,782,627
01/31/21	$48,541,943	$50,269,723
02/28/21	$49,824,093	$51,657,167
03/31/21	$51,982,692	$53,919,751
04/30/21	$54,721,596	$56,799,066
05/31/21	$55,079,365	$57,196,659
06/30/21	$56,328,991	$58,529,342
07/31/21	$57,633,394	$59,922,340
08/31/21	$59,353,768	$61,743,979
09/30/21	$56,566,933	$58,872,884
10/31/21	$60,495,549	$62,999,873
11/30/21	$60,047,053	$62,565,174
12/31/21	$62,688,183	$65,368,094
01/31/22	$59,408,313	$61,988,563
02/28/22	$57,602,286	$60,135,105
03/31/22	$59,712,523	$62,366,118
04/30/22	$54,476,269	$56,927,792
05/31/22	$54,567,182	$57,030,262
06/30/22	$50,030,262	$52,325,266
07/31/22	$54,605,646	$57,149,655
08/31/22	$52,355,543	$54,817,949
09/30/22	$47,514,412	$49,769,216
10/31/22	$51,327,524	$53,800,523
11/30/22	$54,166,814	$56,807,972
12/31/22	$51,001,268	$53,535,833
01/31/23	$54,179,304	$56,897,883
02/28/23	$52,829,971	$55,509,575
03/31/23	$54,735,017	$57,546,776
04/30/23	$55,562,372	$58,444,506
05/31/23	$55,780,751	$58,695,817
06/30/23	$59,436,380	$62,575,611
07/31/23	$61,309,469	$64,584,288
08/31/23	$60,311,672	$63,557,397
09/30/23	$57,412,379	$60,525,710
10/31/23	$56,178,449	$59,254,670
11/30/23	$61,273,960	$64,664,621
12/31/23	$64,014,024	$67,600,395
01/31/24	$65,054,070	$68,736,081
02/29/24	$68,495,742	$72,406,588
03/31/24	$70,662,055	$74,738,080
04/30/24	$67,748,489	$71,688,767
05/31/24	$71,068,015	$75,244,529
06/30/24	$73,579,214	$77,945,808
07/31/24	$74,437,836	$78,896,747
08/31/24	$76,205,375	$80,813,938
09/30/24	$77,784,305	$82,543,356
10/31/24	$77,040,645	$81,792,212
11/30/24	$81,516,974	$86,593,414
12/31/24	$79,531,368	$84,532,491
01/31/25	$81,709,788	$86,882,494
02/28/25	$80,605,160	$85,753,022
03/31/25	$76,010,708	$80,925,127
04/30/25	$75,452,045	$80,374,836
05/31/25	$80,151,700	$85,430,413
06/30/25	$84,185,677	$89,778,821
07/31/25	$86,024,909	$91,789,867
08/31/25	$87,719,034	$93,653,201
09/30/25	$90,876,926	$97,071,543
10/31/25	$92,953,771	$99,343,017
11/30/25	$93,124,272	$99,591,375
12/31/25	$93,133,314	$99,651,129

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSFRX	17.10%	13.67%	14.06%
S&P 500 Index	17.88%	14.42%	14.82%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 13,629,954,117
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$13,629,954,117
  Number of Portfolio Holdings506
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Sectors

Sectors	%
Information Technology	33.7%
Financials	13.2%
Communication Services	10.4%
Consumer Discretionary	10.2%
Health Care	9.4%
Industrials	8.0%
Consumer Staples	4.6%
Energy	2.7%
Utilities	2.2%
Materials	1.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.6%
Apple, Inc.	6.7%
Microsoft Corp.	6.0%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.5%

Material Fund Change [Text Block]
C000029582
Shareholder Report [Line Items]
Fund Name	State Street Equity 500 Index Fund
Class Name	Service Shares
Trading Symbol	STBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$28	0.26%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In 2025, the S&P 500 delivered another year of strong performance, rising almost 18% and marking its third consecutive year of double‑digit gains. The Index reached multiple record highs despite notable volatility. Early in the year, markets were shaken by the April 2 “Liberation Day” tariff shock, which triggered a sharp pullback, but equities rebounded swiftly as investors grew confident that corporate adaptability, easing trade tensions, and emerging policy clarity would offset early disruptions. Momentum strengthened through the second half of the year as the U.S. Federal Reserve implemented three interest‑rate cuts. Technology remained the primary engine of market gains, driven by ongoing investment in Artificial Intelligence ("A.I.") and robust earnings across mega‑cap names, while other sectors experienced more uneven results. Overall, 2025 underscored the durability of the bull market, with resilient corporate earnings, increased productivity expectations, and optimism around A.I. deployment contributing to a strong finish.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	STBIX	S&P 500 Index
12/31/15	$25,000,000	$25,000,000
01/31/16	$23,760,933	$23,760,000
02/29/16	$23,731,778	$23,729,112
03/31/16	$25,320,700	$25,337,946
04/30/16	$25,408,163	$25,436,764
05/31/16	$25,860,058	$25,894,626
06/30/16	$25,932,945	$25,961,952
07/31/16	$26,865,889	$26,919,948
08/31/16	$26,909,621	$26,957,635
09/30/16	$26,895,044	$26,963,027
10/31/16	$26,384,840	$26,472,300
11/30/16	$27,376,093	$27,451,775
12/31/16	$27,913,122	$27,995,320
01/31/17	$28,417,666	$28,527,231
02/28/17	$29,545,469	$29,659,762
03/31/17	$29,575,148	$29,695,354
04/30/17	$29,857,098	$30,001,216
05/31/17	$30,272,605	$30,424,233
06/30/17	$30,435,839	$30,612,864
07/31/17	$31,073,938	$31,243,489
08/31/17	$31,133,296	$31,340,343
09/30/17	$31,801,074	$31,985,954
10/31/17	$32,528,211	$32,731,227
11/30/17	$33,507,618	$33,736,076
12/31/17	$33,867,223	$34,110,546
01/31/18	$35,795,773	$36,065,081
02/28/18	$34,494,393	$34,734,279
03/31/18	$33,616,354	$33,852,028
04/30/18	$33,710,430	$33,980,666
05/31/18	$34,525,752	$34,799,600
06/30/18	$34,729,582	$35,015,358
07/31/18	$35,983,924	$36,317,929
08/31/18	$37,159,869	$37,501,894
09/30/18	$37,363,700	$37,715,654
10/31/18	$34,792,299	$35,135,904
11/30/18	$35,513,546	$35,852,676
12/31/18	$32,288,072	$32,615,179
01/31/19	$34,855,319	$35,227,655
02/28/19	$35,974,376	$36,358,463
03/31/19	$36,665,558	$37,063,817
04/30/19	$38,146,662	$38,564,902
05/31/19	$35,727,525	$36,116,030
06/30/19	$38,196,032	$38,662,211
07/31/19	$38,739,104	$39,218,946
08/31/19	$38,130,205	$38,599,287
09/30/19	$38,837,844	$39,321,094
10/31/19	$39,644,223	$40,174,362
11/30/19	$41,092,414	$41,632,691
12/31/19	$42,293,060	$42,889,998
01/31/20	$42,293,060	$42,872,842
02/29/20	$38,812,926	$39,344,407
03/31/20	$33,995,597	$34,485,373
04/30/20	$38,356,909	$38,906,398
05/31/20	$40,168,978	$40,758,342
06/30/20	$40,952,437	$41,569,433
07/31/20	$43,256,526	$43,913,949
08/31/20	$46,344,074	$47,071,362
09/30/20	$44,571,434	$45,282,650
10/31/20	$43,376,531	$44,078,132
11/30/20	$48,092,713	$48,904,687
12/31/20	$49,929,960	$50,782,627
01/31/21	$49,403,813	$50,269,723
02/28/21	$50,722,665	$51,657,167
03/31/21	$52,935,270	$53,919,751
04/30/21	$55,740,226	$56,799,066
05/31/21	$56,121,770	$57,196,659
06/30/21	$57,412,746	$58,529,342
07/31/21	$58,759,474	$59,922,340
08/31/21	$60,529,558	$61,743,979
09/30/21	$57,705,437	$58,872,884
10/31/21	$61,729,939	$62,999,873
11/30/21	$61,289,161	$62,565,174
12/31/21	$64,005,322	$65,368,094
01/31/22	$60,675,060	$61,988,563
02/28/22	$58,846,541	$60,135,105
03/31/22	$61,021,479	$62,366,118
04/30/22	$55,685,916	$56,927,792
05/31/22	$55,794,842	$57,030,262
06/30/22	$51,171,759	$52,325,266
07/31/22	$55,866,268	$57,149,655
08/31/22	$53,580,619	$54,817,949
09/30/22	$48,641,474	$49,769,216
10/31/22	$52,559,219	$53,800,523
11/30/22	$55,482,351	$56,807,972
12/31/22	$52,256,811	$53,535,833
01/31/23	$55,528,776	$56,897,883
02/28/23	$54,160,302	$55,509,575
03/31/23	$56,131,124	$57,546,776
04/30/23	$56,993,699	$58,444,506
05/31/23	$57,235,730	$58,695,817
06/30/23	$61,004,495	$62,575,611
07/31/23	$62,946,201	$64,584,288
08/31/23	$61,939,862	$63,557,397
09/30/23	$58,979,080	$60,525,710
10/31/23	$57,728,891	$59,254,670
11/30/23	$62,982,596	$64,664,621
12/31/23	$65,819,373	$67,600,395
01/31/24	$66,907,617	$68,736,081
02/29/24	$70,466,120	$72,406,588
03/31/24	$72,716,513	$74,738,080
04/30/24	$69,738,160	$71,688,767
05/31/24	$73,178,416	$75,244,529
06/30/24	$75,785,398	$77,945,808
07/31/24	$76,690,729	$78,896,747
08/31/24	$78,536,494	$80,813,938
09/30/24	$80,186,413	$82,543,356
10/31/24	$79,441,825	$81,792,212
11/30/24	$84,084,877	$86,593,414
12/31/24	$82,061,214	$84,532,491
01/31/25	$84,332,267	$86,882,494
02/28/25	$83,214,527	$85,753,022
03/31/25	$78,494,556	$80,925,127
04/30/25	$77,940,367	$80,374,836
05/31/25	$82,821,352	$85,430,413
06/30/25	$87,011,473	$89,778,821
07/31/25	$88,939,902	$91,789,867
08/31/25	$90,718,550	$93,653,201
09/30/25	$94,011,858	$97,071,543
10/31/25	$96,189,298	$99,343,017
11/30/25	$96,393,374	$99,591,375
12/31/25	$96,432,663	$99,651,129

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
STBIX	17.51%	14.07%	14.45%
S&P 500 Index	17.88%	14.42%	14.82%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 13,629,954,117
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$13,629,954,117
  Number of Portfolio Holdings506
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Sectors

Sectors	%
Information Technology	33.7%
Financials	13.2%
Communication Services	10.4%
Consumer Discretionary	10.2%
Health Care	9.4%
Industrials	8.0%
Consumer Staples	4.6%
Energy	2.7%
Utilities	2.2%
Materials	1.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.6%
Apple, Inc.	6.7%
Microsoft Corp.	6.0%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.5%

Material Fund Change [Text Block]
C000143850
Shareholder Report [Line Items]
Fund Name	State Street Equity 500 Index II Portfolio
Trading Symbol	SSEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Equity 500 Index II Portfolio (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/resources/master-portfolio-fund-documents. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/resources/master-portfolio-fund-documents
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Equity 500 Index II Portfolio	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In 2025, the S&P 500 delivered another year of strong performance, rising almost 18% and marking its third consecutive year of double‑digit gains. The Index reached multiple record highs despite notable volatility. Early in the year, markets were shaken by the April 2 “Liberation Day” tariff shock, which triggered a sharp pullback, but equities rebounded swiftly as investors grew confident that corporate adaptability, easing trade tensions, and emerging policy clarity would offset early disruptions. Momentum strengthened through the second half of the year as the U.S. Federal Reserve implemented three interest‑rate cuts. Technology remained the primary engine of market gains, driven by ongoing investment in Artificial Intelligence ("A.I.") and robust earnings across mega‑cap names, while other sectors experienced more uneven results. Overall, 2025 underscored the durability of the bull market, with resilient corporate earnings, increased productivity expectations, and optimism around A.I. deployment contributing to a strong finish.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSEYX	S&P 500 Index
12/31/15	$10,000	$10,000
01/31/16	$9,506	$9,504
02/29/16	$9,496	$9,491
03/31/16	$10,136	$10,135
04/30/16	$10,194	$10,174
05/31/16	$10,378	$10,357
06/30/16	$10,407	$10,384
07/31/16	$10,785	$10,766
08/31/16	$10,804	$10,782
09/30/16	$10,804	$10,784
10/31/16	$10,601	$10,587
11/30/16	$10,998	$10,979
12/31/16	$11,218	$11,196
01/31/17	$11,426	$11,408
02/28/17	$11,882	$11,861
03/31/17	$11,892	$11,875
04/30/17	$12,011	$11,997
05/31/17	$12,179	$12,166
06/30/17	$12,249	$12,242
07/31/17	$12,507	$12,494
08/31/17	$12,536	$12,532
09/30/17	$12,804	$12,790
10/31/17	$13,101	$13,089
11/30/17	$13,498	$13,490
12/31/17	$13,648	$13,640
01/31/18	$14,431	$14,421
02/28/18	$13,909	$13,890
03/31/18	$13,554	$13,537
04/30/18	$13,596	$13,589
05/31/18	$13,930	$13,916
06/30/18	$14,013	$14,002
07/31/18	$14,525	$14,523
08/31/18	$15,005	$14,996
09/30/18	$15,089	$15,081
10/31/18	$14,055	$14,050
11/30/18	$14,347	$14,337
12/31/18	$13,045	$13,042
01/31/19	$14,087	$14,087
02/28/19	$14,541	$14,540
03/31/19	$14,829	$14,822
04/30/19	$15,428	$15,422
05/31/19	$14,452	$14,442
06/30/19	$15,461	$15,460
07/31/19	$15,683	$15,682
08/31/19	$15,439	$15,434
09/30/19	$15,727	$15,723
10/31/19	$16,059	$16,063
11/30/19	$16,647	$16,646
12/31/19	$17,142	$17,149
01/31/20	$17,142	$17,142
02/29/20	$15,735	$15,731
03/31/20	$13,784	$13,788
04/30/20	$15,551	$15,555
05/31/20	$16,288	$16,296
06/30/20	$16,611	$16,620
07/31/20	$17,548	$17,558
08/31/20	$18,806	$18,820
09/30/20	$18,090	$18,105
10/31/20	$17,609	$17,623
11/30/20	$19,528	$19,552
12/31/20	$20,279	$20,304
01/31/21	$20,072	$20,099
02/28/21	$20,619	$20,653
03/31/21	$21,524	$21,558
04/30/21	$22,665	$22,708
05/31/21	$22,824	$22,867
06/30/21	$23,353	$23,401
07/31/21	$23,906	$23,956
08/31/21	$24,629	$24,685
09/30/21	$23,484	$23,537
10/31/21	$25,127	$25,186
11/30/21	$24,952	$25,011
12/31/21	$26,063	$26,132
01/31/22	$24,713	$24,780
02/28/22	$23,973	$24,038
03/31/22	$24,864	$24,931
04/30/22	$22,696	$22,757
05/31/22	$22,734	$22,798
06/30/22	$20,854	$20,916
07/31/22	$22,773	$22,845
08/31/22	$21,845	$21,913
09/30/22	$19,835	$19,895
10/31/22	$21,439	$21,506
11/30/22	$22,635	$22,708
12/31/22	$21,324	$21,399
01/31/23	$22,664	$22,744
02/28/23	$22,110	$22,189
03/31/23	$22,920	$23,004
04/30/23	$23,278	$23,363
05/31/23	$23,381	$23,464
06/30/23	$24,926	$25,015
07/31/23	$25,725	$25,818
08/31/23	$25,318	$25,407
09/30/23	$24,113	$24,196
10/31/23	$23,607	$23,687
11/30/23	$25,762	$25,850
12/31/23	$26,927	$27,025
01/31/24	$27,379	$27,479
02/29/24	$28,841	$28,946
03/31/24	$29,768	$29,878
04/30/24	$28,555	$28,657
05/31/24	$29,969	$30,078
06/30/24	$31,043	$31,157
07/31/24	$31,421	$31,537
08/31/24	$32,184	$32,302
09/30/24	$32,867	$32,992
10/31/24	$32,569	$32,692
11/30/24	$34,480	$34,611
12/31/24	$33,656	$33,786
01/31/25	$34,596	$34,727
02/28/25	$34,144	$34,274
03/31/25	$32,214	$32,343
04/30/25	$31,994	$32,124
05/31/25	$34,004	$34,146
06/30/25	$35,733	$35,882
07/31/25	$36,532	$36,687
08/31/25	$37,271	$37,431
09/30/25	$38,632	$38,797
10/31/25	$39,535	$39,706
11/30/25	$39,628	$39,803
12/31/25	$39,652	$39,827

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSEYX	17.81%	14.35%	14.77%
S&P 500 Index	17.88%	14.42%	14.82%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 21,274,821,397
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$21,274,821,397 Number of Portfolio Holdings506 Portfolio Turnover Rate2% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Ten Sectors

Sectors	%
Information Technology	33.7%
Financials	13.2%
Communication Services	10.4%
Consumer Discretionary	10.2%
Health Care	9.4%
Industrials	8.0%
Consumer Staples	4.6%
Energy	2.7%
Utilities	2.2%
Materials	1.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.6%
Apple, Inc.	6.7%
Microsoft Corp.	6.0%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.5%

Material Fund Change [Text Block]
C000251886
Shareholder Report [Line Items]
Fund Name	State Street Federal Government Money Market Fund
Class Name	Advantage Class
Trading Symbol	AGFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Federal Government Money Market Fund (the "Fund") for the period of January 6, 2025 (commencement of operations) through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advantage Class	$39	0.39%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.39%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
Expenses Short Period Footnote [Text Block]	The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Performance Inception Date	Jan. 06, 2025
AssetsNet	$ 163,039,782
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$163,039,782
  Number of Portfolio Holdings248
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Security Types

Assets	%
Treasury Debt	49.1%
Treasury Repurchase Agreements	22.7%
Government Agency Debt	12.9%
Government Agency Repurchase Agreements	9.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	4.1%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.6%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.3%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.7%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	2.5%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	2.2%
U.S. Treasury Bills, 4.13%, due 01/15/26	1.7%
JP MORGAN SEC LLC TPR A, 3.86%, due 04/10/26	1.6%
U.S. Treasury Bills, 3.95%, due 02/19/26	1.5%
U.S. Treasury Bills, 3.72%, due 03/19/26	1.5%

C000251884
Shareholder Report [Line Items]
Fund Name	State Street Federal Treasury Money Market Fund
Class Name	Advantage Class
Trading Symbol	AFTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Federal Treasury Money Market Fund (the "Fund") for the period of January 6, 2025 (commencement of operations) through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advantage Class	$39	0.39%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.39%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
Expenses Short Period Footnote [Text Block]	The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Performance Inception Date	Jan. 06, 2025
AssetsNet	$ 130,051,961
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$130,051,961
  Number of Portfolio Holdings76
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Security Types

Assets	%
Treasury Debt	107.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 3.85%, due 01/13/26	9.2%
U.S. Treasury Bills, 4.12%, due 01/22/26	7.1%
U.S. Treasury Bills, 3.85%, due 01/08/26	5.2%
U.S. Treasury Bills, 3.86%, due 01/02/26	4.9%
U.S. Treasury Bills, 4.13%, due 01/15/26	4.6%
U.S. Treasury Bills, 3.84%, due 01/06/26	4.4%
U.S. Treasury Bills, 3.82%, due 01/20/26	4.3%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	3.9%
U.S. Treasury Bills, 3.79%, due 02/03/26	3.4%
U.S. Treasury Bills, 3.80%, due 02/17/26	3.0%

C000251885
Shareholder Report [Line Items]
Fund Name	State Street Federal Treasury Plus Money Market Fund
Class Name	Advantage Class
Trading Symbol	ATPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Federal Treasury Plus Money Market Fund (the "Fund") for the period of January 6, 2025 (commencement of operations) through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advantage Class	$39	0.39%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.39%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
Expenses Short Period Footnote [Text Block]	The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Performance Inception Date	Jan. 06, 2025
AssetsNet	$ 66,344,632
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$66,344,632
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Security Types

Assets	%
Treasury Debt	56.0%
Treasury Repurchase Agreements	37.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	7.1%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	6.3%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	4.1%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.9%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.7%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.9%
U.S. Treasury Floating Rate Notes, 3.70%, due 01/31/27	2.8%
U.S. Treasury Floating Rate Notes, 3.81%, due 10/31/26	2.6%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	2.3%
U.S. Treasury Bills, 4.15%, due 01/08/26	2.2%

C000136662
Shareholder Report [Line Items]
Fund Name	State Street Global All Cap Equity ex-U.S. Index Fund
Class Name	Class A
Trading Symbol	SSGHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Global All Cap Equity ex-U.S. Index Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	0.46%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.46%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global markets delivered broad but volatile gains in 2025, shaped by shifting tariff dynamics, monetary easing, and strong technology‑led earnings. Early in the year, trade tensions and reciprocal tariffs weighed on sentiment, leading to sharp pullbacks across the U.S. and parts of Asia, while Europe and emerging markets outperformed on valuation support and fiscal stimulus. 2025 delivered strong global performance as falling rates, resilient earnings, and AI enthusiasm lifted developed markets. Japan and Europe gained on supportive monetary stances. Financials, industrials and information technology were the strongest contributors to the Fund's performance, while real estate, energy and utilities were the weakest contributing sectors. Japan, United Kingdom, and Canada were the strongest contributors. Denmark, Saudi Arabia and India were the weakest contributors to the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSGHX with load	MSCI All Country World ex USA Index	MSCI ACWI ex USA Investable Market Index
12/31/15	$9,475	$10,000	$10,000
01/31/16	$8,948	$9,320	$9,320
02/29/16	$8,780	$9,213	$9,213
03/31/16	$9,498	$9,962	$9,962
04/30/16	$9,733	$10,225	$10,225
05/31/16	$9,576	$10,052	$10,052
06/30/16	$9,498	$9,898	$9,898
07/31/16	$9,890	$10,388	$10,388
08/31/16	$9,946	$10,453	$10,453
09/30/16	$10,114	$10,582	$10,582
10/31/16	$9,913	$10,430	$10,430
11/30/16	$9,688	$10,189	$10,189
12/31/16	$9,925	$10,450	$10,450
01/31/17	$10,266	$10,820	$10,820
02/28/17	$10,425	$10,992	$10,992
03/31/17	$10,686	$11,271	$11,271
04/30/17	$10,913	$11,512	$11,512
05/31/17	$11,277	$11,886	$11,886
06/30/17	$11,311	$11,923	$11,923
07/31/17	$11,708	$12,362	$12,362
08/31/17	$11,777	$12,427	$12,427
09/30/17	$11,992	$12,657	$12,657
10/31/17	$12,208	$12,896	$12,896
11/30/17	$12,333	$13,000	$13,000
12/31/17	$12,574	$13,291	$13,291
01/31/18	$13,281	$14,031	$14,031
02/28/18	$12,562	$13,370	$13,370
03/31/18	$12,479	$13,134	$13,134
04/30/18	$12,574	$13,343	$13,343
05/31/18	$12,326	$13,035	$13,035
06/30/18	$12,079	$12,790	$12,790
07/31/18	$12,373	$13,096	$13,096
08/31/18	$12,090	$12,822	$12,822
09/30/18	$12,149	$12,881	$12,881
10/31/18	$11,159	$11,833	$11,833
11/30/18	$11,265	$11,945	$11,945
12/31/18	$10,765	$11,404	$11,404
01/31/19	$11,592	$12,266	$12,266
02/28/19	$11,796	$12,506	$12,506
03/31/19	$11,859	$12,580	$12,580
04/30/19	$12,177	$12,912	$12,912
05/31/19	$11,528	$12,219	$12,219
06/30/19	$12,216	$12,955	$12,955
07/31/19	$12,012	$12,798	$12,798
08/31/19	$11,681	$12,403	$12,403
09/30/19	$11,974	$12,722	$12,722
10/31/19	$12,381	$13,166	$13,160
11/30/19	$12,496	$13,282	$13,290
12/31/19	$13,027	$13,857	$13,876
01/31/20	$12,562	$13,485	$13,496
02/29/20	$11,686	$12,419	$12,406
03/31/20	$9,787	$10,621	$10,531
04/30/20	$10,618	$11,426	$11,389
05/31/20	$11,058	$11,800	$11,803
06/30/20	$11,570	$12,333	$12,317
07/31/20	$12,058	$12,883	$12,875
08/31/20	$12,597	$13,434	$13,464
09/30/20	$12,332	$13,104	$13,154
10/31/20	$12,047	$12,822	$12,862
11/30/20	$13,633	$14,547	$14,599
12/31/20	$14,391	$15,334	$15,419
01/31/21	$14,389	$15,367	$15,445
02/28/21	$14,706	$15,671	$15,785
03/31/21	$14,906	$15,869	$16,001
04/30/21	$15,369	$16,336	$16,508
05/31/21	$15,815	$16,847	$17,006
06/30/21	$15,729	$16,738	$16,896
07/31/21	$15,516	$16,462	$16,677
08/31/21	$15,811	$16,775	$17,004
09/30/21	$15,234	$16,238	$16,464
10/31/21	$15,640	$16,626	$16,837
11/30/21	$14,880	$15,877	$16,068
12/31/21	$15,524	$16,533	$16,734
01/31/22	$15,028	$15,924	$16,055
02/28/22	$14,587	$15,609	$15,753
03/31/22	$14,563	$15,634	$15,797
04/30/22	$13,603	$14,652	$14,801
05/31/22	$13,796	$14,757	$14,873
06/30/22	$12,566	$13,488	$13,541
07/31/22	$13,066	$13,949	$14,049
08/31/22	$12,552	$13,501	$13,610
09/30/22	$11,274	$12,151	$12,229
10/31/22	$11,668	$12,514	$12,599
11/30/22	$13,126	$13,992	$14,046
12/31/22	$12,912	$13,887	$13,959
01/31/23	$13,999	$15,013	$15,073
02/28/23	$13,465	$14,486	$14,564
03/31/23	$13,786	$14,841	$14,875
04/30/23	$14,026	$15,098	$15,128
05/31/23	$13,495	$14,549	$14,596
06/30/23	$14,115	$15,202	$15,230
07/31/23	$14,665	$15,820	$15,870
08/31/23	$14,025	$15,106	$15,191
09/30/23	$13,561	$14,629	$14,698
10/31/23	$13,018	$14,025	$14,062
11/30/23	$14,145	$15,288	$15,341
12/31/23	$14,868	$16,056	$16,140
01/31/24	$14,642	$15,896	$15,963
02/29/24	$15,035	$16,299	$16,334
03/31/24	$15,476	$16,808	$16,838
04/30/24	$15,145	$16,506	$16,544
05/31/24	$15,738	$16,985	$17,032
06/30/24	$15,625	$16,969	$16,992
07/31/24	$16,012	$17,362	$17,421
08/31/24	$16,430	$17,857	$17,893
09/30/24	$16,865	$18,337	$18,382
10/31/24	$15,971	$17,438	$17,472
11/30/24	$15,898	$17,280	$17,325
12/31/24	$15,541	$16,944	$16,984
01/31/25	$16,089	$17,627	$17,604
02/28/25	$16,373	$17,872	$17,789
03/31/25	$16,383	$17,831	$17,764
04/30/25	$16,912	$18,475	$18,432
05/31/25	$17,718	$19,321	$19,325
06/30/25	$18,360	$19,977	$20,021
07/31/25	$18,229	$19,919	$19,977
08/31/25	$18,977	$20,611	$20,693
09/30/25	$19,612	$21,353	$21,395
10/31/25	$19,951	$21,785	$21,773
11/30/25	$19,958	$21,779	$21,791
12/31/25	$20,524	$22,432	$22,413

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSGHX	32.06%	7.36%	8.04%
SSGHX (Adjusted for the 5.25% Maximum Sales Charge)	25.13%	6.21%	7.45%
MSCI All Country World ex USA Index	32.39%	7.91%	8.41%
MSCI ACWI ex USA Investable Market IndexFootnote Reference(1)Footnote Reference(2)	31.96%	7.77%	8.41%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 3,968,412,489
Holdings Count | Holding	5,797
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$3,968,412,489
  Number of Portfolio Holdings5,797
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Countries

Countries	%
Japan	14.8%
China	8.0%
Canada	8.0%
United Kingdom	7.0%
Taiwan	6.2%
Germany	5.5%
United States	5.2%
France	5.1%
India	5.0%
Australia	4.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.1%
Tencent Holdings Ltd.	1.3%
ASML Holding NV	1.1%
Samsung Electronics Co. Ltd.	1.0%
Alibaba Group Holding Ltd.	0.8%
Roche Holding AG	0.8%
AstraZeneca PLC	0.7%
HSBC Holdings PLC	0.7%
Novartis AG	0.7%
Nestle SA	0.7%

Material Fund Change [Text Block]
C000136664
Shareholder Report [Line Items]
Fund Name	State Street Global All Cap Equity ex-U.S. Index Fund
Class Name	Class I
Trading Symbol	SSGJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Global All Cap Equity ex-U.S. Index Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.13%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.13%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global markets delivered broad but volatile gains in 2025, shaped by shifting tariff dynamics, monetary easing, and strong technology‑led earnings. Early in the year, trade tensions and reciprocal tariffs weighed on sentiment, leading to sharp pullbacks across the U.S. and parts of Asia, while Europe and emerging markets outperformed on valuation support and fiscal stimulus. 2025 delivered strong global performance as falling rates, resilient earnings, and AI enthusiasm lifted developed markets. Japan and Europe gained on supportive monetary stances. Financials, industrials and information technology were the strongest contributors to the Fund's performance, while real estate, energy and utilities were the weakest contributing sectors. Japan, United Kingdom, and Canada were the strongest contributors. Denmark, Saudi Arabia and India were the weakest contributors to the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSGJX	MSCI All Country World ex USA Index	MSCI ACWI ex USA Investable Market Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,444	$9,320	$9,320
02/29/16	$9,266	$9,213	$9,213
03/31/16	$10,024	$9,962	$9,962
04/30/16	$10,284	$10,225	$10,225
05/31/16	$10,118	$10,052	$10,052
06/30/16	$10,036	$9,898	$9,898
07/31/16	$10,450	$10,388	$10,388
08/31/16	$10,509	$10,453	$10,453
09/30/16	$10,686	$10,582	$10,582
10/31/16	$10,485	$10,430	$10,430
11/30/16	$10,249	$10,189	$10,189
12/31/16	$10,502	$10,450	$10,450
01/31/17	$10,862	$10,820	$10,820
02/28/17	$11,030	$10,992	$10,992
03/31/17	$11,319	$11,271	$11,271
04/30/17	$11,559	$11,512	$11,512
05/31/17	$11,944	$11,886	$11,886
06/30/17	$11,980	$11,923	$11,923
07/31/17	$12,412	$12,362	$12,362
08/31/17	$12,484	$12,427	$12,427
09/30/17	$12,713	$12,657	$12,657
10/31/17	$12,953	$12,896	$12,896
11/30/17	$13,085	$13,000	$13,000
12/31/17	$13,337	$13,291	$13,291
01/31/18	$14,087	$14,031	$14,031
02/28/18	$13,337	$13,370	$13,370
03/31/18	$13,249	$13,134	$13,134
04/30/18	$13,362	$13,343	$13,343
05/31/18	$13,087	$13,035	$13,035
06/30/18	$12,824	$12,790	$12,790
07/31/18	$13,137	$13,096	$13,096
08/31/18	$12,837	$12,822	$12,822
09/30/18	$12,899	$12,881	$12,881
10/31/18	$11,849	$11,833	$11,833
11/30/18	$11,974	$11,945	$11,945
12/31/18	$11,446	$11,404	$11,404
01/31/19	$12,325	$12,266	$12,266
02/28/19	$12,541	$12,506	$12,506
03/31/19	$12,622	$12,580	$12,580
04/30/19	$12,960	$12,912	$12,912
05/31/19	$12,257	$12,219	$12,219
06/30/19	$12,987	$12,955	$12,955
07/31/19	$12,771	$12,798	$12,798
08/31/19	$12,433	$12,403	$12,403
09/30/19	$12,743	$12,722	$12,722
10/31/19	$13,189	$13,166	$13,160
11/30/19	$13,311	$13,282	$13,290
12/31/19	$13,877	$13,857	$13,876
01/31/20	$13,396	$13,485	$13,496
02/29/20	$12,463	$12,419	$12,406
03/31/20	$10,454	$10,621	$10,531
04/30/20	$11,334	$11,426	$11,389
05/31/20	$11,805	$11,800	$11,803
06/30/20	$12,355	$12,333	$12,317
07/31/20	$12,879	$12,883	$12,875
08/31/20	$13,459	$13,434	$13,464
09/30/20	$13,180	$13,104	$13,154
10/31/20	$12,879	$12,822	$12,862
11/30/20	$14,576	$14,547	$14,599
12/31/20	$15,391	$15,334	$15,419
01/31/21	$15,394	$15,367	$15,445
02/28/21	$15,736	$15,671	$15,785
03/31/21	$15,955	$15,869	$16,001
04/30/21	$16,456	$16,336	$16,508
05/31/21	$16,939	$16,847	$17,006
06/30/21	$16,850	$16,738	$16,896
07/31/21	$16,627	$16,462	$16,677
08/31/21	$16,945	$16,775	$17,004
09/30/21	$16,331	$16,238	$16,464
10/31/21	$16,771	$16,626	$16,837
11/30/21	$15,960	$15,877	$16,068
12/31/21	$16,654	$16,533	$16,734
01/31/22	$16,127	$15,924	$16,055
02/28/22	$15,657	$15,609	$15,753
03/31/22	$15,636	$15,634	$15,797
04/30/22	$14,606	$14,652	$14,801
05/31/22	$14,820	$14,757	$14,873
06/30/22	$13,502	$13,488	$13,541
07/31/22	$14,043	$13,949	$14,049
08/31/22	$13,493	$13,501	$13,610
09/30/22	$12,123	$12,151	$12,229
10/31/22	$12,551	$12,514	$12,599
11/30/22	$14,124	$13,992	$14,046
12/31/22	$13,893	$13,887	$13,959
01/31/23	$15,067	$15,013	$15,073
02/28/23	$14,495	$14,486	$14,564
03/31/23	$14,845	$14,841	$14,875
04/30/23	$15,110	$15,098	$15,128
05/31/23	$14,543	$14,549	$14,596
06/30/23	$15,213	$15,202	$15,230
07/31/23	$15,810	$15,820	$15,870
08/31/23	$15,125	$15,106	$15,191
09/30/23	$14,630	$14,629	$14,698
10/31/23	$14,051	$14,025	$14,062
11/30/23	$15,272	$15,288	$15,341
12/31/23	$16,058	$16,056	$16,140
01/31/24	$15,821	$15,896	$15,963
02/29/24	$16,249	$16,299	$16,334
03/31/24	$16,733	$16,808	$16,838
04/30/24	$16,379	$16,506	$16,544
05/31/24	$17,028	$16,985	$17,032
06/30/24	$16,910	$16,969	$16,992
07/31/24	$17,331	$17,362	$17,421
08/31/24	$17,790	$17,857	$17,893
09/30/24	$18,268	$18,337	$18,382
10/31/24	$17,304	$17,438	$17,472
11/30/24	$17,230	$17,280	$17,325
12/31/24	$16,848	$16,944	$16,984
01/31/25	$17,445	$17,627	$17,604
02/28/25	$17,759	$17,872	$17,789
03/31/25	$17,776	$17,831	$17,764
04/30/25	$18,352	$18,475	$18,432
05/31/25	$19,236	$19,321	$19,325
06/30/25	$19,939	$19,977	$20,021
07/31/25	$19,801	$19,919	$19,977
08/31/25	$20,620	$20,611	$20,693
09/30/25	$21,318	$21,353	$21,395
10/31/25	$21,692	$21,785	$21,773
11/30/25	$21,706	$21,779	$21,791
12/31/25	$22,323	$22,432	$22,413

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSGJX	32.50%	7.72%	8.36%
MSCI All Country World ex USA Index	32.39%	7.91%	8.41%
MSCI ACWI ex USA Investable Market IndexFootnote Reference(1)Footnote Reference(2)	31.96%	7.77%	8.41%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 3,968,412,489
Holdings Count | Holding	5,797
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$3,968,412,489
  Number of Portfolio Holdings5,797
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Countries

Countries	%
Japan	14.8%
China	8.0%
Canada	8.0%
United Kingdom	7.0%
Taiwan	6.2%
Germany	5.5%
United States	5.2%
France	5.1%
India	5.0%
Australia	4.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.1%
Tencent Holdings Ltd.	1.3%
ASML Holding NV	1.1%
Samsung Electronics Co. Ltd.	1.0%
Alibaba Group Holding Ltd.	0.8%
Roche Holding AG	0.8%
AstraZeneca PLC	0.7%
HSBC Holdings PLC	0.7%
Novartis AG	0.7%
Nestle SA	0.7%

Material Fund Change [Text Block]
C000136663
Shareholder Report [Line Items]
Fund Name	State Street Global All Cap Equity ex-U.S. Index Fund
Class Name	Class K
Trading Symbol	SSGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Global All Cap Equity ex-U.S. Index Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$2	0.02%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global markets delivered broad but volatile gains in 2025, shaped by shifting tariff dynamics, monetary easing, and strong technology‑led earnings. Early in the year, trade tensions and reciprocal tariffs weighed on sentiment, leading to sharp pullbacks across the U.S. and parts of Asia, while Europe and emerging markets outperformed on valuation support and fiscal stimulus. 2025 delivered strong global performance as falling rates, resilient earnings, and AI enthusiasm lifted developed markets. Japan and Europe gained on supportive monetary stances. Financials, industrials and information technology were the strongest contributors to the Fund's performance, while real estate, energy and utilities were the weakest contributing sectors. Japan, United Kingdom, and Canada were the strongest contributors. Denmark, Saudi Arabia and India were the weakest contributors to the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSGLX	MSCI All Country World ex USA Index	MSCI ACWI ex USA Investable Market Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,444	$9,320	$9,320
02/29/16	$9,266	$9,213	$9,213
03/31/16	$10,024	$9,962	$9,962
04/30/16	$10,284	$10,225	$10,225
05/31/16	$10,118	$10,052	$10,052
06/30/16	$10,036	$9,898	$9,898
07/31/16	$10,450	$10,388	$10,388
08/31/16	$10,509	$10,453	$10,453
09/30/16	$10,686	$10,582	$10,582
10/31/16	$10,485	$10,430	$10,430
11/30/16	$10,249	$10,189	$10,189
12/31/16	$10,502	$10,450	$10,450
01/31/17	$10,862	$10,820	$10,820
02/28/17	$11,030	$10,992	$10,992
03/31/17	$11,319	$11,271	$11,271
04/30/17	$11,559	$11,512	$11,512
05/31/17	$11,944	$11,886	$11,886
06/30/17	$11,980	$11,923	$11,923
07/31/17	$12,424	$12,362	$12,362
08/31/17	$12,496	$12,427	$12,427
09/30/17	$12,725	$12,657	$12,657
10/31/17	$12,965	$12,896	$12,896
11/30/17	$13,097	$13,000	$13,000
12/31/17	$13,349	$13,291	$13,291
01/31/18	$14,099	$14,031	$14,031
02/28/18	$13,349	$13,370	$13,370
03/31/18	$13,261	$13,134	$13,134
04/30/18	$13,374	$13,343	$13,343
05/31/18	$13,111	$13,035	$13,035
06/30/18	$12,861	$12,790	$12,790
07/31/18	$13,186	$13,096	$13,096
08/31/18	$12,899	$12,822	$12,822
09/30/18	$12,961	$12,881	$12,881
10/31/18	$11,911	$11,833	$11,833
11/30/18	$12,024	$11,945	$11,945
12/31/18	$11,475	$11,404	$11,404
01/31/19	$12,370	$12,266	$12,266
02/28/19	$12,586	$12,506	$12,506
03/31/19	$12,654	$12,580	$12,580
04/30/19	$13,006	$12,912	$12,912
05/31/19	$12,315	$12,219	$12,219
06/30/19	$13,047	$12,955	$12,955
07/31/19	$12,830	$12,798	$12,798
08/31/19	$12,491	$12,403	$12,403
09/30/19	$12,803	$12,722	$12,722
10/31/19	$13,250	$13,166	$13,160
11/30/19	$13,372	$13,282	$13,290
12/31/19	$13,941	$13,857	$13,876
01/31/20	$13,458	$13,485	$13,496
02/29/20	$12,536	$12,419	$12,406
03/31/20	$10,505	$10,621	$10,531
04/30/20	$11,391	$11,426	$11,389
05/31/20	$11,867	$11,800	$11,803
06/30/20	$12,422	$12,333	$12,317
07/31/20	$12,950	$12,883	$12,875
08/31/20	$13,535	$13,434	$13,464
09/30/20	$13,255	$13,104	$13,154
10/31/20	$12,954	$12,822	$12,862
11/30/20	$14,664	$14,547	$14,599
12/31/20	$15,486	$15,334	$15,419
01/31/21	$15,491	$15,367	$15,445
02/28/21	$15,836	$15,671	$15,785
03/31/21	$16,057	$15,869	$16,001
04/30/21	$16,564	$16,336	$16,508
05/31/21	$17,050	$16,847	$17,006
06/30/21	$16,962	$16,738	$16,896
07/31/21	$16,740	$16,462	$16,677
08/31/21	$17,065	$16,775	$17,004
09/30/21	$16,448	$16,238	$16,464
10/31/21	$16,894	$16,626	$16,837
11/30/21	$16,078	$15,877	$16,068
12/31/21	$16,780	$16,533	$16,734
01/31/22	$16,251	$15,924	$16,055
02/28/22	$15,778	$15,609	$15,753
03/31/22	$15,760	$15,634	$15,797
04/30/22	$14,725	$14,652	$14,801
05/31/22	$14,940	$14,757	$14,873
06/30/22	$13,614	$13,488	$13,541
07/31/22	$14,160	$13,949	$14,049
08/31/22	$13,608	$13,501	$13,610
09/30/22	$12,228	$12,151	$12,229
10/31/22	$12,660	$12,514	$12,599
11/30/22	$14,248	$13,992	$14,046
12/31/22	$14,019	$13,887	$13,959
01/31/23	$15,207	$15,013	$15,073
02/28/23	$14,629	$14,486	$14,564
03/31/23	$14,985	$14,841	$14,875
04/30/23	$15,253	$15,098	$15,128
05/31/23	$14,680	$14,549	$14,596
06/30/23	$15,360	$15,202	$15,230
07/31/23	$15,965	$15,820	$15,870
08/31/23	$15,273	$15,106	$15,191
09/30/23	$14,773	$14,629	$14,698
10/31/23	$14,188	$14,025	$14,062
11/30/23	$15,422	$15,288	$15,341
12/31/23	$16,216	$16,056	$16,140
01/31/24	$15,977	$15,896	$15,963
02/29/24	$16,410	$16,299	$16,334
03/31/24	$16,898	$16,808	$16,838
04/30/24	$16,543	$16,506	$16,544
05/31/24	$17,196	$16,985	$17,032
06/30/24	$17,080	$16,969	$16,992
07/31/24	$17,506	$17,362	$17,421
08/31/24	$17,968	$17,857	$17,893
09/30/24	$18,451	$18,337	$18,382
10/31/24	$17,482	$17,438	$17,472
11/30/24	$17,407	$17,280	$17,325
12/31/24	$17,023	$16,944	$16,984
01/31/25	$17,629	$17,627	$17,604
02/28/25	$17,947	$17,872	$17,789
03/31/25	$17,965	$17,831	$17,764
04/30/25	$18,552	$18,475	$18,432
05/31/25	$19,444	$19,321	$19,325
06/30/25	$20,153	$19,977	$20,021
07/31/25	$20,017	$19,919	$19,977
08/31/25	$20,846	$20,611	$20,693
09/30/25	$21,552	$21,353	$21,395
10/31/25	$21,932	$21,785	$21,773
11/30/25	$21,949	$21,779	$21,791
12/31/25	$22,578	$22,432	$22,413

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSGLX	32.63%	7.83%	8.48%
MSCI All Country World ex USA Index	32.39%	7.91%	8.41%
MSCI ACWI ex USA Investable Market IndexFootnote Reference(1)Footnote Reference(2)	31.96%	7.77%	8.41%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 3,968,412,489
Holdings Count | Holding	5,797
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$3,968,412,489
  Number of Portfolio Holdings5,797
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Countries

Countries	%
Japan	14.8%
China	8.0%
Canada	8.0%
United Kingdom	7.0%
Taiwan	6.2%
Germany	5.5%
United States	5.2%
France	5.1%
India	5.0%
Australia	4.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.1%
Tencent Holdings Ltd.	1.3%
ASML Holding NV	1.1%
Samsung Electronics Co. Ltd.	1.0%
Alibaba Group Holding Ltd.	0.8%
Roche Holding AG	0.8%
AstraZeneca PLC	0.7%
HSBC Holdings PLC	0.7%
Novartis AG	0.7%
Nestle SA	0.7%

Material Fund Change [Text Block]
C000143853
Shareholder Report [Line Items]
Fund Name	State Street Global All Cap Equity ex-U.S. Index Portfolio
Trading Symbol	SSGVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Global All Cap Equity ex-U.S. Index Portfolio (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/resources/master-portfolio-fund-documents. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/resources/master-portfolio-fund-documents
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Global All Cap Equity ex-U.S. Index Portfolio	$5	0.04%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global markets delivered broad but volatile gains in 2025, shaped by shifting tariff dynamics, monetary easing, and strong technology‑led earnings. Early in the year, trade tensions and reciprocal tariffs weighed on sentiment, leading to sharp pullbacks across the U.S. and parts of Asia, while Europe and emerging markets outperformed on valuation support and fiscal stimulus. 2025 delivered strong global performance as falling rates, resilient earnings, and AI enthusiasm lifted developed markets. Japan and Europe gained on supportive monetary stances. Financials, industrials and information technology were the strongest contributors to the Fund's performance, while real estate, energy and utilities were the weakest contributing sectors. Japan, United Kingdom, and Canada were the strongest contributors. Denmark, Saudi Arabia and India were the weakest contributors to the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSGVX	MSCI All Country World ex USA Index	MSCI ACWI ex USA Investable Market Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,444	$9,320	$9,320
02/29/16	$9,266	$9,213	$9,213
03/31/16	$10,024	$9,962	$9,962
04/30/16	$10,284	$10,225	$10,225
05/31/16	$10,118	$10,052	$10,052
06/30/16	$10,036	$9,898	$9,898
07/31/16	$10,450	$10,388	$10,388
08/31/16	$10,509	$10,453	$10,453
09/30/16	$10,686	$10,582	$10,582
10/31/16	$10,485	$10,430	$10,430
11/30/16	$10,249	$10,189	$10,189
12/31/16	$10,506	$10,450	$10,450
01/31/17	$10,867	$10,820	$10,820
02/28/17	$11,035	$10,992	$10,992
03/31/17	$11,324	$11,271	$11,271
04/30/17	$11,564	$11,512	$11,512
05/31/17	$11,949	$11,886	$11,886
06/30/17	$11,985	$11,923	$11,923
07/31/17	$12,430	$12,362	$12,362
08/31/17	$12,502	$12,427	$12,427
09/30/17	$12,730	$12,657	$12,657
10/31/17	$12,971	$12,896	$12,896
11/30/17	$13,103	$13,000	$13,000
12/31/17	$13,364	$13,291	$13,291
01/31/18	$14,118	$14,031	$14,031
02/28/18	$13,364	$13,370	$13,370
03/31/18	$13,277	$13,134	$13,134
04/30/18	$13,389	$13,343	$13,343
05/31/18	$13,129	$13,035	$13,035
06/30/18	$12,882	$12,790	$12,790
07/31/18	$13,203	$13,096	$13,096
08/31/18	$12,919	$12,822	$12,822
09/30/18	$12,981	$12,881	$12,881
10/31/18	$11,930	$11,833	$11,833
11/30/18	$12,041	$11,945	$11,945
12/31/18	$11,494	$11,404	$11,404
01/31/19	$12,386	$12,266	$12,266
02/28/19	$12,603	$12,506	$12,506
03/31/19	$12,680	$12,580	$12,580
04/30/19	$13,024	$12,912	$12,912
05/31/19	$12,348	$12,219	$12,219
06/30/19	$13,087	$12,955	$12,955
07/31/19	$12,871	$12,798	$12,798
08/31/19	$12,527	$12,403	$12,403
09/30/19	$12,845	$12,722	$12,722
10/31/19	$13,291	$13,166	$13,160
11/30/19	$13,419	$13,282	$13,290
12/31/19	$13,989	$13,857	$13,876
01/31/20	$13,504	$13,485	$13,496
02/29/20	$12,572	$12,419	$12,406
03/31/20	$10,538	$10,621	$10,531
04/30/20	$11,430	$11,426	$11,389
05/31/20	$11,906	$11,800	$11,803
06/30/20	$12,463	$12,333	$12,317
07/31/20	$12,993	$12,883	$12,875
08/31/20	$13,580	$13,434	$13,464
09/30/20	$13,300	$13,104	$13,154
10/31/20	$12,997	$12,822	$12,862
11/30/20	$14,712	$14,547	$14,599
12/31/20	$15,537	$15,334	$15,419
01/31/21	$15,543	$15,367	$15,445
02/28/21	$15,888	$15,671	$15,785
03/31/21	$16,111	$15,869	$16,001
04/30/21	$16,618	$16,336	$16,508
05/31/21	$17,107	$16,847	$17,006
06/30/21	$17,020	$16,738	$16,896
07/31/21	$16,797	$16,462	$16,677
08/31/21	$17,123	$16,775	$17,004
09/30/21	$16,505	$16,238	$16,464
10/31/21	$16,952	$16,626	$16,837
11/30/21	$16,134	$15,877	$16,068
12/31/21	$16,838	$16,533	$16,734
01/31/22	$16,307	$15,924	$16,055
02/28/22	$15,834	$15,609	$15,753
03/31/22	$15,815	$15,634	$15,797
04/30/22	$14,778	$14,652	$14,801
05/31/22	$14,994	$14,757	$14,873
06/30/22	$13,664	$13,488	$13,541
07/31/22	$14,212	$13,949	$14,049
08/31/22	$13,658	$13,501	$13,610
09/30/22	$12,273	$12,151	$12,229
10/31/22	$12,706	$12,514	$12,599
11/30/22	$14,300	$13,992	$14,046
12/31/22	$14,072	$13,887	$13,959
01/31/23	$15,263	$15,013	$15,073
02/28/23	$14,685	$14,486	$14,564
03/31/23	$15,042	$14,841	$14,875
04/30/23	$15,310	$15,098	$15,128
05/31/23	$14,737	$14,549	$14,596
06/30/23	$15,418	$15,202	$15,230
07/31/23	$16,026	$15,820	$15,870
08/31/23	$15,333	$15,106	$15,191
09/30/23	$14,831	$14,629	$14,698
10/31/23	$14,243	$14,025	$14,062
11/30/23	$15,483	$15,288	$15,341
12/31/23	$16,279	$16,056	$16,140
01/31/24	$16,039	$15,896	$15,963
02/29/24	$16,474	$16,299	$16,334
03/31/24	$16,965	$16,808	$16,838
04/30/24	$16,608	$16,506	$16,544
05/31/24	$17,266	$16,985	$17,032
06/30/24	$17,149	$16,969	$16,992
07/31/24	$17,576	$17,362	$17,421
08/31/24	$18,041	$17,857	$17,893
09/30/24	$18,527	$18,337	$18,382
10/31/24	$17,553	$17,438	$17,472
11/30/24	$17,478	$17,280	$17,325
12/31/24	$17,093	$16,944	$16,984
01/31/25	$17,702	$17,627	$17,604
02/28/25	$18,020	$17,872	$17,789
03/31/25	$18,040	$17,831	$17,764
04/30/25	$18,628	$18,475	$18,432
05/31/25	$19,525	$19,321	$19,325
06/30/25	$20,238	$19,977	$20,021
07/31/25	$20,101	$19,919	$19,977
08/31/25	$20,934	$20,611	$20,693
09/30/25	$21,644	$21,353	$21,395
10/31/25	$22,025	$21,785	$21,773
11/30/25	$22,042	$21,779	$21,791
12/31/25	$22,676	$22,432	$22,413

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSGVX	32.67%	7.85%	8.53%
MSCI All Country World ex USA Index	32.39%	7.91%	8.41%
MSCI ACWI ex USA Investable Market IndexFootnote Reference(1)Footnote Reference(2)	31.96%	7.77%	8.41%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 10,893,242,715
Holdings Count | Holding	5,797
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$10,893,242,715 Number of Portfolio Holdings5,797 Portfolio Turnover Rate6% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Ten Countries

Countries	%
Japan	14.8%
China	8.0%
Canada	8.0%
United Kingdom	7.0%
Taiwan	6.2%
Germany	5.5%
United States	5.2%
France	5.1%
India	5.0%
Australia	4.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.1%
Tencent Holdings Ltd.	1.3%
ASML Holding NV	1.1%
Samsung Electronics Co. Ltd.	1.0%
Alibaba Group Holding Ltd.	0.8%
Roche Holding AG	0.8%
AstraZeneca PLC	0.7%
HSBC Holdings PLC	0.7%
Novartis AG	0.7%
Nestle SA	0.7%

Material Fund Change [Text Block]
C000155088
Shareholder Report [Line Items]
Fund Name	State Street Hedged International Developed Equity Index Fund
Class Name	Class K
Trading Symbol	SSHQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Hedged International Developed Equity Index Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$22	0.20%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by robust earnings growth, Artificial Intelligence-driven optimism, positive services sector and manufacturing data, accommodative monetary policy and moderating inflation and a weak U.S. dollar. During the reporting period, the Fund’s use of their current investment strategies did not cause the Fund’s performance to materially deviate from the manager’s expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSHQX	MSCI All Country World ex USA Index	MSCI EAFE 100% Hedged to USD Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,556	$9,320	$9,430
02/29/16	$9,134	$9,213	$9,095
03/31/16	$9,412	$9,962	$9,375
04/30/16	$9,534	$10,225	$9,495
05/31/16	$9,723	$10,052	$9,678
06/30/16	$9,423	$9,898	$9,306
07/31/16	$9,789	$10,388	$9,756
08/31/16	$9,889	$10,453	$9,856
09/30/16	$9,967	$10,582	$9,897
10/31/16	$10,044	$10,430	$10,023
11/30/16	$10,166	$10,189	$10,146
12/31/16	$10,627	$10,450	$10,615
01/31/17	$10,650	$10,820	$10,638
02/28/17	$10,881	$10,992	$10,873
03/31/17	$11,159	$11,271	$11,148
04/30/17	$11,333	$11,512	$11,318
05/31/17	$11,588	$11,886	$11,571
06/30/17	$11,518	$11,923	$11,493
07/31/17	$11,611	$12,362	$11,585
08/31/17	$11,622	$12,427	$11,596
09/30/17	$11,946	$12,657	$11,922
10/31/17	$12,305	$12,896	$12,286
11/30/17	$12,282	$13,000	$12,235
12/31/17	$12,418	$13,291	$12,403
01/31/18	$12,585	$14,031	$12,572
02/28/18	$12,107	$13,370	$12,184
03/31/18	$11,976	$13,134	$11,936
04/30/18	$12,441	$13,343	$12,481
05/31/18	$12,429	$13,035	$12,420
06/30/18	$12,406	$12,790	$12,406
07/31/18	$12,752	$13,096	$12,756
08/31/18	$12,561	$12,822	$12,566
09/30/18	$12,764	$12,881	$12,767
10/31/18	$11,964	$11,833	$11,972
11/30/18	$11,964	$11,945	$11,969
12/31/18	$11,269	$11,404	$11,291
01/31/19	$11,922	$12,266	$11,937
02/28/19	$12,345	$12,506	$12,371
03/31/19	$12,551	$12,580	$12,563
04/30/19	$12,999	$12,912	$13,011
05/31/19	$12,422	$12,219	$12,437
06/30/19	$12,986	$12,955	$13,003
07/31/19	$13,063	$12,798	$13,119
08/31/19	$12,820	$12,403	$12,829
09/30/19	$13,294	$12,722	$13,303
10/31/19	$13,551	$13,166	$13,554
11/30/19	$13,845	$13,282	$13,857
12/31/19	$14,065	$13,857	$14,073
01/31/20	$13,796	$13,485	$13,922
02/29/20	$12,880	$12,419	$12,832
03/31/20	$11,142	$10,621	$11,271
04/30/20	$11,837	$11,426	$11,901
05/31/20	$12,383	$11,800	$12,390
06/30/20	$12,761	$12,333	$12,725
07/31/20	$12,481	$12,883	$12,495
08/31/20	$13,001	$13,434	$13,014
09/30/20	$12,908	$13,104	$12,895
10/31/20	$12,408	$12,822	$12,396
11/30/20	$14,045	$14,547	$14,062
12/31/20	$14,410	$15,334	$14,425
01/31/21	$14,342	$15,367	$14,378
02/28/21	$14,736	$15,671	$14,758
03/31/21	$15,501	$15,869	$15,525
04/30/21	$15,709	$16,336	$15,730
05/31/21	$16,155	$16,847	$16,068
06/30/21	$16,278	$16,738	$16,292
07/31/21	$16,346	$16,462	$16,364
08/31/21	$16,713	$16,775	$16,737
09/30/21	$16,425	$16,238	$16,532
10/31/21	$16,885	$16,626	$16,903
11/30/21	$16,419	$15,877	$16,494
12/31/21	$17,192	$16,533	$17,228
01/31/22	$16,718	$15,924	$16,618
02/28/22	$16,188	$15,609	$16,262
03/31/22	$16,478	$15,634	$16,624
04/30/22	$16,234	$14,652	$16,421
05/31/22	$16,357	$14,757	$16,402
06/30/22	$15,377	$13,488	$15,414
07/31/22	$16,267	$13,949	$16,237
08/31/22	$15,789	$13,501	$15,902
09/30/22	$14,854	$12,151	$14,980
10/31/22	$15,772	$12,514	$15,809
11/30/22	$17,045	$13,992	$16,911
12/31/22	$16,371	$13,887	$16,435
01/31/23	$17,531	$15,013	$17,527
02/28/23	$17,593	$14,486	$17,671
03/31/23	$17,773	$14,841	$17,803
04/30/23	$18,218	$15,098	$18,252
05/31/23	$17,951	$14,549	$18,012
06/30/23	$18,681	$15,202	$18,700
07/31/23	$18,975	$15,820	$19,061
08/31/23	$18,678	$15,106	$18,759
09/30/23	$18,512	$14,629	$18,598
10/31/23	$18,029	$14,025	$18,022
11/30/23	$19,004	$15,288	$19,110
12/31/23	$19,601	$16,056	$19,713
01/31/24	$20,029	$15,896	$20,255
02/29/24	$20,782	$16,299	$20,906
03/31/24	$21,630	$16,808	$21,784
04/30/24	$21,397	$16,506	$21,644
05/31/24	$22,211	$16,985	$22,231
06/30/24	$22,021	$16,969	$22,155
07/31/24	$22,189	$17,362	$22,377
08/31/24	$22,381	$17,857	$22,519
09/30/24	$22,343	$18,337	$22,481
10/31/24	$21,976	$17,438	$22,199
11/30/24	$22,218	$17,280	$22,365
12/31/24	$22,285	$16,944	$22,501
01/31/25	$23,346	$17,627	$23,627
02/28/25	$23,845	$17,872	$23,892
03/31/25	$23,233	$17,831	$23,257
04/30/25	$23,104	$18,475	$23,258
05/31/25	$24,239	$19,321	$24,385
06/30/25	$24,333	$19,977	$24,484
07/31/25	$24,568	$19,919	$24,870
08/31/25	$25,292	$20,611	$25,457
09/30/25	$25,795	$21,353	$25,966
10/31/25	$26,698	$21,785	$26,881
11/30/25	$26,893	$21,779	$27,076
12/31/25	$27,502	$22,432	$27,697

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSHQX	23.41%	13.80%	10.65%
MSCI All Country World ex USA Index	32.39%	7.91%	8.41%
MSCI EAFE 100% Hedged to USD Index	23.10%	13.94%	10.72%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 4,283,338,328
Holdings Count | Holding	779
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$4,283,338,328
  Number of Portfolio Holdings779
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests.

 Portfolio turnover rate is from the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Countries

Countries	%
Japan	20.8%
United Kingdom	10.7%
Germany	9.1%
United States	8.9%
France	8.6%
Australia	6.6%
Switzerland	4.7%
Netherlands	4.3%
Spain	3.5%
Italy	3.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
ASML Holding NV	1.9%
Roche Holding AG	1.4%
AstraZeneca PLC	1.3%
HSBC Holdings PLC	1.2%
Novartis AG	1.2%
Nestle SA	1.2%
SAP SE	1.2%
Shell PLC	1.0%
Siemens AG	1.0%
Toyota Motor Corp.	0.9%

Material Fund Change [Text Block]
C000143780
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Money Market Fund
Class Name	Administration Class
Trading Symbol	SSKXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Class	$37	0.36%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 15,263,754,462
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$15,263,754,462
  Number of Portfolio Holdings76
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Security Types

Assets	%
Treasury Debt	107.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 3.85%, due 01/13/26	9.2%
U.S. Treasury Bills, 4.12%, due 01/22/26	7.1%
U.S. Treasury Bills, 3.85%, due 01/08/26	5.2%
U.S. Treasury Bills, 3.86%, due 01/02/26	4.9%
U.S. Treasury Bills, 4.13%, due 01/15/26	4.6%
U.S. Treasury Bills, 3.84%, due 01/06/26	4.4%
U.S. Treasury Bills, 3.82%, due 01/20/26	4.3%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	3.9%
U.S. Treasury Bills, 3.79%, due 02/03/26	3.4%
U.S. Treasury Bills, 3.80%, due 02/17/26	3.0%

C000230479
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Money Market Fund
Class Name	Bancroft Capital Class
Trading Symbol	VTTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bancroft Capital Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 15,263,754,462
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$15,263,754,462
  Number of Portfolio Holdings76
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Security Types

Assets	%
Treasury Debt	107.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 3.85%, due 01/13/26	9.2%
U.S. Treasury Bills, 4.12%, due 01/22/26	7.1%
U.S. Treasury Bills, 3.85%, due 01/08/26	5.2%
U.S. Treasury Bills, 3.86%, due 01/02/26	4.9%
U.S. Treasury Bills, 4.13%, due 01/15/26	4.6%
U.S. Treasury Bills, 3.84%, due 01/06/26	4.4%
U.S. Treasury Bills, 3.82%, due 01/20/26	4.3%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	3.9%
U.S. Treasury Bills, 3.79%, due 02/03/26	3.4%
U.S. Treasury Bills, 3.80%, due 02/17/26	3.0%

C000231445
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Money Market Fund
Class Name	Cabrera Capital Markets Class
Trading Symbol	CSJXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cabrera Capital Markets Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 15,263,754,462
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$15,263,754,462
  Number of Portfolio Holdings76
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Security Types

Assets	%
Treasury Debt	107.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 3.85%, due 01/13/26	9.2%
U.S. Treasury Bills, 4.12%, due 01/22/26	7.1%
U.S. Treasury Bills, 3.85%, due 01/08/26	5.2%
U.S. Treasury Bills, 3.86%, due 01/02/26	4.9%
U.S. Treasury Bills, 4.13%, due 01/15/26	4.6%
U.S. Treasury Bills, 3.84%, due 01/06/26	4.4%
U.S. Treasury Bills, 3.82%, due 01/20/26	4.3%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	3.9%
U.S. Treasury Bills, 3.79%, due 02/03/26	3.4%
U.S. Treasury Bills, 3.80%, due 02/17/26	3.0%

C000143781
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Money Market Fund
Class Name	Institutional Class
Trading Symbol	SSJXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 15,263,754,462
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$15,263,754,462
  Number of Portfolio Holdings76
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Security Types

Assets	%
Treasury Debt	107.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 3.85%, due 01/13/26	9.2%
U.S. Treasury Bills, 4.12%, due 01/22/26	7.1%
U.S. Treasury Bills, 3.85%, due 01/08/26	5.2%
U.S. Treasury Bills, 3.86%, due 01/02/26	4.9%
U.S. Treasury Bills, 4.13%, due 01/15/26	4.6%
U.S. Treasury Bills, 3.84%, due 01/06/26	4.4%
U.S. Treasury Bills, 3.82%, due 01/20/26	4.3%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	3.9%
U.S. Treasury Bills, 3.79%, due 02/03/26	3.4%
U.S. Treasury Bills, 3.80%, due 02/17/26	3.0%

C000052878
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Money Market Fund
Class Name	Investment Class
Trading Symbol	TRVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$47	0.46%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 15,263,754,462
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$15,263,754,462
  Number of Portfolio Holdings76
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Security Types

Assets	%
Treasury Debt	107.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 3.85%, due 01/13/26	9.2%
U.S. Treasury Bills, 4.12%, due 01/22/26	7.1%
U.S. Treasury Bills, 3.85%, due 01/08/26	5.2%
U.S. Treasury Bills, 3.86%, due 01/02/26	4.9%
U.S. Treasury Bills, 4.13%, due 01/15/26	4.6%
U.S. Treasury Bills, 3.84%, due 01/06/26	4.4%
U.S. Treasury Bills, 3.82%, due 01/20/26	4.3%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	3.9%
U.S. Treasury Bills, 3.79%, due 02/03/26	3.4%
U.S. Treasury Bills, 3.80%, due 02/17/26	3.0%

C000143782
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Money Market Fund
Class Name	Investor Class
Trading Symbol	SSNXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$19	0.19%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.19%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 15,263,754,462
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$15,263,754,462
  Number of Portfolio Holdings76
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Security Types

Assets	%
Treasury Debt	107.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 3.85%, due 01/13/26	9.2%
U.S. Treasury Bills, 4.12%, due 01/22/26	7.1%
U.S. Treasury Bills, 3.85%, due 01/08/26	5.2%
U.S. Treasury Bills, 3.86%, due 01/02/26	4.9%
U.S. Treasury Bills, 4.13%, due 01/15/26	4.6%
U.S. Treasury Bills, 3.84%, due 01/06/26	4.4%
U.S. Treasury Bills, 3.82%, due 01/20/26	4.3%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	3.9%
U.S. Treasury Bills, 3.79%, due 02/03/26	3.4%
U.S. Treasury Bills, 3.80%, due 02/17/26	3.0%

C000231964
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Money Market Fund
Class Name	Opportunity Class
Trading Symbol	OPRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunity Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 15,263,754,462
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$15,263,754,462
  Number of Portfolio Holdings76
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Security Types

Assets	%
Treasury Debt	107.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 3.85%, due 01/13/26	9.2%
U.S. Treasury Bills, 4.12%, due 01/22/26	7.1%
U.S. Treasury Bills, 3.85%, due 01/08/26	5.2%
U.S. Treasury Bills, 3.86%, due 01/02/26	4.9%
U.S. Treasury Bills, 4.13%, due 01/15/26	4.6%
U.S. Treasury Bills, 3.84%, due 01/06/26	4.4%
U.S. Treasury Bills, 3.82%, due 01/20/26	4.3%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	3.9%
U.S. Treasury Bills, 3.79%, due 02/03/26	3.4%
U.S. Treasury Bills, 3.80%, due 02/17/26	3.0%

C000052877
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Money Market Fund
Class Name	Premier Class
Trading Symbol	TRIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$11	0.11%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 15,263,754,462
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$15,263,754,462
  Number of Portfolio Holdings76
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Security Types

Assets	%
Treasury Debt	107.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 3.85%, due 01/13/26	9.2%
U.S. Treasury Bills, 4.12%, due 01/22/26	7.1%
U.S. Treasury Bills, 3.85%, due 01/08/26	5.2%
U.S. Treasury Bills, 3.86%, due 01/02/26	4.9%
U.S. Treasury Bills, 4.13%, due 01/15/26	4.6%
U.S. Treasury Bills, 3.84%, due 01/06/26	4.4%
U.S. Treasury Bills, 3.82%, due 01/20/26	4.3%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	3.9%
U.S. Treasury Bills, 3.79%, due 02/03/26	3.4%
U.S. Treasury Bills, 3.80%, due 02/17/26	3.0%

C000143785
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Administration Class
Trading Symbol	SSQXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Class	$37	0.36%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 63,605,807,227
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$63,605,807,227
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Security Types

Assets	%
Treasury Debt	56.0%
Treasury Repurchase Agreements	37.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	7.1%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	6.3%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	4.1%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.9%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.7%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.9%
U.S. Treasury Floating Rate Notes, 3.70%, due 01/31/27	2.8%
U.S. Treasury Floating Rate Notes, 3.81%, due 10/31/26	2.6%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	2.3%
U.S. Treasury Bills, 4.15%, due 01/08/26	2.2%

C000230480
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Bancroft Capital Class
Trading Symbol	VTLXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bancroft Capital Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 63,605,807,227
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$63,605,807,227
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Security Types

Assets	%
Treasury Debt	56.0%
Treasury Repurchase Agreements	37.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	7.1%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	6.3%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	4.1%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.9%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.7%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.9%
U.S. Treasury Floating Rate Notes, 3.70%, due 01/31/27	2.8%
U.S. Treasury Floating Rate Notes, 3.81%, due 10/31/26	2.6%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	2.3%
U.S. Treasury Bills, 4.15%, due 01/08/26	2.2%

C000231448
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Blaylock Van Class
Trading Symbol	BVYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blaylock Van Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 63,605,807,227
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$63,605,807,227
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Security Types

Assets	%
Treasury Debt	56.0%
Treasury Repurchase Agreements	37.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	7.1%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	6.3%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	4.1%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.9%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.7%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.9%
U.S. Treasury Floating Rate Notes, 3.70%, due 01/31/27	2.8%
U.S. Treasury Floating Rate Notes, 3.81%, due 10/31/26	2.6%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	2.3%
U.S. Treasury Bills, 4.15%, due 01/08/26	2.2%

C000231447
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Cabrera Capital Markets Class
Trading Symbol	CAJXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cabrera Capital Markets Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 63,605,807,227
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$63,605,807,227
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Security Types

Assets	%
Treasury Debt	56.0%
Treasury Repurchase Agreements	37.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	7.1%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	6.3%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	4.1%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.9%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.7%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.9%
U.S. Treasury Floating Rate Notes, 3.70%, due 01/31/27	2.8%
U.S. Treasury Floating Rate Notes, 3.81%, due 10/31/26	2.6%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	2.3%
U.S. Treasury Bills, 4.15%, due 01/08/26	2.2%

C000143783
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Institutional Class
Trading Symbol	SAJXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 63,605,807,227
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$63,605,807,227
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Security Types

Assets	%
Treasury Debt	56.0%
Treasury Repurchase Agreements	37.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	7.1%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	6.3%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	4.1%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.9%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.7%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.9%
U.S. Treasury Floating Rate Notes, 3.70%, due 01/31/27	2.8%
U.S. Treasury Floating Rate Notes, 3.81%, due 10/31/26	2.6%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	2.3%
U.S. Treasury Bills, 4.15%, due 01/08/26	2.2%

C000052879
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Investment Class
Trading Symbol	TPVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$47	0.46%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 63,605,807,227
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$63,605,807,227
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Security Types

Assets	%
Treasury Debt	56.0%
Treasury Repurchase Agreements	37.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	7.1%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	6.3%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	4.1%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.9%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.7%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.9%
U.S. Treasury Floating Rate Notes, 3.70%, due 01/31/27	2.8%
U.S. Treasury Floating Rate Notes, 3.81%, due 10/31/26	2.6%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	2.3%
U.S. Treasury Bills, 4.15%, due 01/08/26	2.2%

C000143784
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Investor Class
Trading Symbol	SAEXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$19	0.19%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.19%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 63,605,807,227
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$63,605,807,227
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Security Types

Assets	%
Treasury Debt	56.0%
Treasury Repurchase Agreements	37.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	7.1%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	6.3%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	4.1%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.9%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.7%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.9%
U.S. Treasury Floating Rate Notes, 3.70%, due 01/31/27	2.8%
U.S. Treasury Floating Rate Notes, 3.81%, due 10/31/26	2.6%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	2.3%
U.S. Treasury Bills, 4.15%, due 01/08/26	2.2%

C000231965
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Opportunity Class
Trading Symbol	OPTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunity Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 63,605,807,227
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$63,605,807,227
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Security Types

Assets	%
Treasury Debt	56.0%
Treasury Repurchase Agreements	37.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	7.1%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	6.3%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	4.1%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.9%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.7%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.9%
U.S. Treasury Floating Rate Notes, 3.70%, due 01/31/27	2.8%
U.S. Treasury Floating Rate Notes, 3.81%, due 10/31/26	2.6%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	2.3%
U.S. Treasury Bills, 4.15%, due 01/08/26	2.2%

C000052880
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Premier Class
Trading Symbol	TPIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$11	0.11%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 63,605,807,227
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$63,605,807,227
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Security Types

Assets	%
Treasury Debt	56.0%
Treasury Repurchase Agreements	37.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	7.1%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	6.3%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	4.1%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.9%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.7%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.9%
U.S. Treasury Floating Rate Notes, 3.70%, due 01/31/27	2.8%
U.S. Treasury Floating Rate Notes, 3.81%, due 10/31/26	2.6%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	2.3%
U.S. Treasury Bills, 4.15%, due 01/08/26	2.2%

C000172254
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Trust Class
Trading Symbol	TPLXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$17	0.17%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 63,605,807,227
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$63,605,807,227
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Security Types

Assets	%
Treasury Debt	56.0%
Treasury Repurchase Agreements	37.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	7.1%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	6.3%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	4.1%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.9%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.7%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.9%
U.S. Treasury Floating Rate Notes, 3.70%, due 01/31/27	2.8%
U.S. Treasury Floating Rate Notes, 3.81%, due 10/31/26	2.6%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	2.3%
U.S. Treasury Bills, 4.15%, due 01/08/26	2.2%

C000143776
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Administration Class
Trading Symbol	SALXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Class	$37	0.36%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 218,645,119,758
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$218,645,119,758
  Number of Portfolio Holdings248
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Security Types

Assets	%
Treasury Debt	49.1%
Treasury Repurchase Agreements	22.7%
Government Agency Debt	12.9%
Government Agency Repurchase Agreements	9.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	4.1%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.6%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.3%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.7%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	2.5%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	2.2%
U.S. Treasury Bills, 4.13%, due 01/15/26	1.7%
JP MORGAN SEC LLC TPR A, 3.86%, due 04/10/26	1.6%
U.S. Treasury Bills, 3.95%, due 02/19/26	1.5%
U.S. Treasury Bills, 3.72%, due 03/19/26	1.5%

C000230478
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Bancroft Capital Class
Trading Symbol	VTGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bancroft Capital Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 218,645,119,758
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$218,645,119,758
  Number of Portfolio Holdings248
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Security Types

Assets	%
Treasury Debt	49.1%
Treasury Repurchase Agreements	22.7%
Government Agency Debt	12.9%
Government Agency Repurchase Agreements	9.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	4.1%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.6%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.3%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.7%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	2.5%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	2.2%
U.S. Treasury Bills, 4.13%, due 01/15/26	1.7%
JP MORGAN SEC LLC TPR A, 3.86%, due 04/10/26	1.6%
U.S. Treasury Bills, 3.95%, due 02/19/26	1.5%
U.S. Treasury Bills, 3.72%, due 03/19/26	1.5%

C000231443
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Blaylock Van Class
Trading Symbol	BUYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blaylock Van Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 218,645,119,758
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$218,645,119,758
  Number of Portfolio Holdings248
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Security Types

Assets	%
Treasury Debt	49.1%
Treasury Repurchase Agreements	22.7%
Government Agency Debt	12.9%
Government Agency Repurchase Agreements	9.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	4.1%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.6%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.3%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.7%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	2.5%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	2.2%
U.S. Treasury Bills, 4.13%, due 01/15/26	1.7%
JP MORGAN SEC LLC TPR A, 3.86%, due 04/10/26	1.6%
U.S. Treasury Bills, 3.95%, due 02/19/26	1.5%
U.S. Treasury Bills, 3.72%, due 03/19/26	1.5%

C000231444
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Cabrera Capital Markets Class
Trading Symbol	CAHXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cabrera Capital Markets Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 218,645,119,758
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$218,645,119,758
  Number of Portfolio Holdings248
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Security Types

Assets	%
Treasury Debt	49.1%
Treasury Repurchase Agreements	22.7%
Government Agency Debt	12.9%
Government Agency Repurchase Agreements	9.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	4.1%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.6%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.3%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.7%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	2.5%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	2.2%
U.S. Treasury Bills, 4.13%, due 01/15/26	1.7%
JP MORGAN SEC LLC TPR A, 3.86%, due 04/10/26	1.6%
U.S. Treasury Bills, 3.95%, due 02/19/26	1.5%
U.S. Treasury Bills, 3.72%, due 03/19/26	1.5%

C000146109
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Class G
Trading Symbol	SSOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$7	0.07%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 218,645,119,758
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$218,645,119,758
  Number of Portfolio Holdings248
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Security Types

Assets	%
Treasury Debt	49.1%
Treasury Repurchase Agreements	22.7%
Government Agency Debt	12.9%
Government Agency Repurchase Agreements	9.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	4.1%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.6%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.3%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.7%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	2.5%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	2.2%
U.S. Treasury Bills, 4.13%, due 01/15/26	1.7%
JP MORGAN SEC LLC TPR A, 3.86%, due 04/10/26	1.6%
U.S. Treasury Bills, 3.95%, due 02/19/26	1.5%
U.S. Treasury Bills, 3.72%, due 03/19/26	1.5%

C000143775
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Institutional Class
Trading Symbol	SAHXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 218,645,119,758
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$218,645,119,758
  Number of Portfolio Holdings248
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Security Types

Assets	%
Treasury Debt	49.1%
Treasury Repurchase Agreements	22.7%
Government Agency Debt	12.9%
Government Agency Repurchase Agreements	9.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	4.1%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.6%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.3%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.7%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	2.5%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	2.2%
U.S. Treasury Bills, 4.13%, due 01/15/26	1.7%
JP MORGAN SEC LLC TPR A, 3.86%, due 04/10/26	1.6%
U.S. Treasury Bills, 3.95%, due 02/19/26	1.5%
U.S. Treasury Bills, 3.72%, due 03/19/26	1.5%

C000052884
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Investment Class
Trading Symbol	GVVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$47	0.46%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 218,645,119,758
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$218,645,119,758
  Number of Portfolio Holdings248
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Security Types

Assets	%
Treasury Debt	49.1%
Treasury Repurchase Agreements	22.7%
Government Agency Debt	12.9%
Government Agency Repurchase Agreements	9.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	4.1%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.6%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.3%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.7%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	2.5%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	2.2%
U.S. Treasury Bills, 4.13%, due 01/15/26	1.7%
JP MORGAN SEC LLC TPR A, 3.86%, due 04/10/26	1.6%
U.S. Treasury Bills, 3.95%, due 02/19/26	1.5%
U.S. Treasury Bills, 3.72%, due 03/19/26	1.5%

C000145476
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Investor Class
Trading Symbol	SAMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$19	0.19%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.19%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 218,645,119,758
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$218,645,119,758
  Number of Portfolio Holdings248
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Security Types

Assets	%
Treasury Debt	49.1%
Treasury Repurchase Agreements	22.7%
Government Agency Debt	12.9%
Government Agency Repurchase Agreements	9.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	4.1%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.6%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.3%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.7%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	2.5%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	2.2%
U.S. Treasury Bills, 4.13%, due 01/15/26	1.7%
JP MORGAN SEC LLC TPR A, 3.86%, due 04/10/26	1.6%
U.S. Treasury Bills, 3.95%, due 02/19/26	1.5%
U.S. Treasury Bills, 3.72%, due 03/19/26	1.5%

C000231963
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Opportunity Class
Trading Symbol	OPGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunity Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 218,645,119,758
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$218,645,119,758
  Number of Portfolio Holdings248
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Security Types

Assets	%
Treasury Debt	49.1%
Treasury Repurchase Agreements	22.7%
Government Agency Debt	12.9%
Government Agency Repurchase Agreements	9.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	4.1%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.6%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.3%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.7%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	2.5%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	2.2%
U.S. Treasury Bills, 4.13%, due 01/15/26	1.7%
JP MORGAN SEC LLC TPR A, 3.86%, due 04/10/26	1.6%
U.S. Treasury Bills, 3.95%, due 02/19/26	1.5%
U.S. Treasury Bills, 3.72%, due 03/19/26	1.5%

C000052883
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Premier Class
Trading Symbol	GVMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$11	0.11%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 218,645,119,758
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$218,645,119,758
  Number of Portfolio Holdings248
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Security Types

Assets	%
Treasury Debt	49.1%
Treasury Repurchase Agreements	22.7%
Government Agency Debt	12.9%
Government Agency Repurchase Agreements	9.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	4.1%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.6%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.3%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.7%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	2.5%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	2.2%
U.S. Treasury Bills, 4.13%, due 01/15/26	1.7%
JP MORGAN SEC LLC TPR A, 3.86%, due 04/10/26	1.6%
U.S. Treasury Bills, 3.95%, due 02/19/26	1.5%
U.S. Treasury Bills, 3.72%, due 03/19/26	1.5%

C000069459
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Select Class
Trading Symbol	GVSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$8	0.08%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 218,645,119,758
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$218,645,119,758
  Number of Portfolio Holdings248
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Security Types

Assets	%
Treasury Debt	49.1%
Treasury Repurchase Agreements	22.7%
Government Agency Debt	12.9%
Government Agency Repurchase Agreements	9.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	4.1%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.6%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.3%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.7%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	2.5%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	2.2%
U.S. Treasury Bills, 4.13%, due 01/15/26	1.7%
JP MORGAN SEC LLC TPR A, 3.86%, due 04/10/26	1.6%
U.S. Treasury Bills, 3.95%, due 02/19/26	1.5%
U.S. Treasury Bills, 3.72%, due 03/19/26	1.5%

C000261738
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Trust Class
Trading Symbol	GVBXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of June 13, 2025 (commencement of operations) through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$9	0.17%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 218,645,119,758
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$218,645,119,758
  Number of Portfolio Holdings248
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Security Types

Assets	%
Treasury Debt	49.1%
Treasury Repurchase Agreements	22.7%
Government Agency Debt	12.9%
Government Agency Repurchase Agreements	9.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	4.1%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.6%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.3%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.7%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	2.5%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	2.2%
U.S. Treasury Bills, 4.13%, due 01/15/26	1.7%
JP MORGAN SEC LLC TPR A, 3.86%, due 04/10/26	1.6%
U.S. Treasury Bills, 3.95%, due 02/19/26	1.5%
U.S. Treasury Bills, 3.72%, due 03/19/26	1.5%

C000158901
Shareholder Report [Line Items]
Fund Name	State Street Small/Mid Cap Equity Index Fund
Class Name	Class A
Trading Symbol	SSMJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Small/Mid Cap Equity Index Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.48%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.48%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Mid and small-cap equities navigated a volatile year shaped by trade tensions, monetary policy shifts, and sector rotations. Early 2025 saw tariff uncertainty weigh on U.S. markets, with technology and consumer discretionary lagging, while value and defensive sectors outperformed. Q2 brought sharp swings as “Liberation Day” tariffs triggered selloffs before easing trade tensions and Artificial Intelligence ("A.I.") optimism fueled rebounds. In Q3, the U.S. Federal Reserve rate cuts and resilient earnings drove strong gains, led by technology and communication services, while emerging markets outpaced developed peers. Q4 capped the year with broad-based strength as inflation moderated, and central banks pivoted toward easing. Commodities surged-gold and silver out-performed on geopolitical risks-while energy lagged. Overall, 2025 delivered robust returns for risk assets, supported by A.I.-driven growth themes and improving macro conditions despite episodic volatility.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSMJX with load	S&P 500 Index	Russell Small Cap Completeness Index
12/31/15	$9,475	$10,000	$10,000
01/31/16	$8,621	$9,504	$9,138
02/29/16	$8,651	$9,491	$9,170
03/31/16	$9,363	$10,135	$9,930
04/30/16	$9,516	$10,174	$10,097
05/31/16	$9,678	$10,357	$10,281
06/30/16	$9,688	$10,384	$10,277
07/31/16	$10,207	$10,766	$10,832
08/31/16	$10,278	$10,782	$10,925
09/30/16	$10,370	$10,784	$11,022
10/31/16	$9,973	$10,587	$10,603
11/30/16	$10,766	$10,979	$11,457
12/31/16	$10,960	$11,196	$11,659
01/31/17	$11,175	$11,408	$11,890
02/28/17	$11,453	$11,861	$12,181
03/31/17	$11,422	$11,875	$12,171
04/30/17	$11,566	$11,997	$12,322
05/31/17	$11,494	$12,166	$12,240
06/30/17	$11,740	$12,242	$12,521
07/31/17	$11,864	$12,494	$12,654
08/31/17	$11,823	$12,532	$12,606
09/30/17	$12,326	$12,790	$13,143
10/31/17	$12,511	$13,089	$13,350
11/30/17	$12,870	$13,490	$13,728
12/31/17	$12,918	$13,640	$13,790
01/31/18	$13,350	$14,421	$14,242
02/28/18	$12,853	$13,890	$13,725
03/31/18	$12,939	$13,537	$13,814
04/30/18	$12,961	$13,589	$13,850
05/31/18	$13,577	$13,916	$14,508
06/30/18	$13,685	$14,002	$14,632
07/31/18	$13,880	$14,523	$14,848
08/31/18	$14,518	$14,996	$15,532
09/30/18	$14,258	$15,081	$15,262
10/31/18	$12,842	$14,050	$13,737
11/30/18	$13,102	$14,337	$14,013
12/31/18	$11,710	$13,042	$12,520
01/31/19	$13,063	$14,087	$13,967
02/28/19	$13,689	$14,540	$14,659
03/31/19	$13,566	$14,822	$14,518
04/30/19	$14,070	$15,422	$15,073
05/31/19	$13,085	$14,442	$14,012
06/30/19	$13,980	$15,460	$14,977
07/31/19	$14,193	$15,682	$15,216
08/31/19	$13,577	$15,434	$14,559
09/30/19	$13,723	$15,723	$14,717
10/31/19	$13,969	$16,063	$14,992
11/30/19	$14,618	$16,646	$15,697
12/31/19	$14,921	$17,149	$16,032
01/31/20	$14,815	$17,142	$15,936
02/29/20	$13,637	$15,731	$14,677
03/31/20	$10,740	$13,788	$11,562
04/30/20	$12,412	$15,555	$13,373
05/31/20	$13,492	$16,296	$14,549
06/30/20	$14,006	$16,620	$15,113
07/31/20	$14,809	$17,558	$15,996
08/31/20	$15,916	$18,820	$17,205
09/30/20	$15,471	$18,105	$16,735
10/31/20	$15,516	$17,623	$16,788
11/30/20	$18,319	$19,552	$19,838
12/31/20	$19,665	$20,304	$21,302
01/31/21	$20,109	$20,099	$21,785
02/28/21	$21,104	$20,653	$22,882
03/31/21	$21,073	$21,558	$22,852
04/30/21	$21,948	$22,708	$23,824
05/31/21	$21,815	$22,867	$23,688
06/30/21	$22,484	$23,401	$24,436
07/31/21	$22,191	$23,956	$24,129
08/31/21	$22,624	$24,685	$24,614
09/30/21	$21,762	$23,537	$23,682
10/31/21	$23,003	$25,186	$25,045
11/30/21	$21,778	$25,011	$23,720
12/31/21	$22,014	$26,132	$23,994
01/31/22	$19,865	$24,780	$21,661
02/28/22	$19,845	$24,038	$21,648
03/31/22	$19,996	$24,931	$21,819
04/30/22	$17,909	$22,757	$19,545
05/31/22	$17,597	$22,798	$19,202
06/30/22	$16,003	$20,916	$17,464
07/31/22	$17,673	$22,845	$19,296
08/31/22	$17,307	$21,913	$18,903
09/30/22	$15,609	$19,895	$17,051
10/31/22	$16,926	$21,506	$18,497
11/30/22	$17,498	$22,708	$19,126
12/31/22	$16,347	$21,399	$17,877
01/31/23	$18,090	$22,744	$19,789
02/28/23	$17,796	$22,189	$19,470
03/31/23	$17,295	$23,004	$18,929
04/30/23	$16,913	$23,363	$18,515
05/31/23	$16,989	$23,464	$18,604
06/30/23	$18,389	$25,015	$20,140
07/31/23	$19,456	$25,818	$21,313
08/31/23	$18,666	$25,407	$20,455
09/30/23	$17,753	$24,196	$19,460
10/31/23	$16,647	$23,687	$18,256
11/30/23	$18,471	$25,850	$20,227
12/31/23	$20,369	$27,025	$22,312
01/31/24	$19,889	$27,479	$21,792
02/29/24	$21,120	$28,946	$23,149
03/31/24	$21,819	$29,878	$23,923
04/30/24	$20,411	$28,657	$22,389
05/31/24	$21,108	$30,078	$23,161
06/30/24	$21,098	$31,157	$23,154
07/31/24	$22,394	$31,537	$24,575
08/31/24	$22,483	$32,302	$24,677
09/30/24	$22,831	$32,992	$25,066
10/31/24	$22,948	$32,692	$25,201
11/30/24	$25,632	$34,611	$28,152
12/31/24	$23,793	$33,786	$26,136
01/31/25	$25,015	$34,727	$27,485
02/28/25	$23,590	$34,274	$25,925
03/31/25	$21,776	$32,343	$23,938
04/30/25	$21,652	$32,124	$23,803
05/31/25	$23,187	$34,146	$25,499
06/30/25	$24,450	$35,882	$26,901
07/31/25	$24,972	$36,687	$27,487
08/31/25	$26,048	$37,431	$28,679
09/30/25	$26,622	$38,797	$29,320
10/31/25	$26,871	$39,706	$29,600
11/30/25	$26,858	$39,803	$29,596
12/31/25	$26,711	$39,827	$29,447

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSMJX	12.26%	6.32%	10.92%
SSMJX (Adjusted for the 5.25% Maximum Sales Charge)	6.37%	5.18%	10.32%
S&P 500 Index	17.88%	14.42%	14.82%
Russell Small Cap Completeness Index	12.67%	6.69%	11.40%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 782,666,787
Holdings Count | Holding	2,476
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$782,666,787
  Number of Portfolio Holdings2,476
  Portfolio Turnover Rate26%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Industries

Industries	%
Biotechnology	6.7%
Banks	6.6%
Software	6.4%
Semiconductors & Semiconductor Equipment	3.6%
Machinery	3.4%
Capital Markets	3.2%
IT Services	3.1%
Insurance	3.0%
Hotels, Restaurants & Leisure	2.9%
Aerospace & Defense	2.9%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Spotify Technology SA	1.2%
Marvell Technology, Inc.	1.0%
Snowflake, Inc.	0.9%
Cloudflare, Inc., Class A	0.8%
Vertiv Holdings Co., Class A	0.8%
NU Holdings Ltd., Class A	0.7%
Alnylam Pharmaceuticals, Inc.	0.7%
ROBLOX Corp., Class A	0.7%
Anglogold Ashanti PLC	0.6%
Ferguson Enterprises, Inc.	0.6%

Material Fund Change [Text Block]
C000158902
Shareholder Report [Line Items]
Fund Name	State Street Small/Mid Cap Equity Index Fund
Class Name	Class I
Trading Symbol	SSMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Small/Mid Cap Equity Index Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.11%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Mid and small-cap equities navigated a volatile year shaped by trade tensions, monetary policy shifts, and sector rotations. Early 2025 saw tariff uncertainty weigh on U.S. markets, with technology and consumer discretionary lagging, while value and defensive sectors outperformed. Q2 brought sharp swings as “Liberation Day” tariffs triggered selloffs before easing trade tensions and Artificial Intelligence ("A.I.") optimism fueled rebounds. In Q3, the U.S. Federal Reserve rate cuts and resilient earnings drove strong gains, led by technology and communication services, while emerging markets outpaced developed peers. Q4 capped the year with broad-based strength as inflation moderated, and central banks pivoted toward easing. Commodities surged-gold and silver out-performed on geopolitical risks-while energy lagged. Overall, 2025 delivered robust returns for risk assets, supported by A.I.-driven growth themes and improving macro conditions despite episodic volatility.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSMLX	S&P 500 Index	Russell Small Cap Completeness Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,099	$9,504	$9,138
02/29/16	$9,131	$9,491	$9,170
03/31/16	$9,882	$10,135	$9,930
04/30/16	$10,043	$10,174	$10,097
05/31/16	$10,225	$10,357	$10,281
06/30/16	$10,236	$10,384	$10,277
07/31/16	$10,794	$10,766	$10,832
08/31/16	$10,869	$10,782	$10,925
09/30/16	$10,966	$10,784	$11,022
10/31/16	$10,547	$10,587	$10,603
11/30/16	$11,395	$10,979	$11,457
12/31/16	$11,596	$11,196	$11,659
01/31/17	$11,824	$11,408	$11,890
02/28/17	$12,118	$11,861	$12,181
03/31/17	$12,096	$11,875	$12,171
04/30/17	$12,248	$11,997	$12,322
05/31/17	$12,172	$12,166	$12,240
06/30/17	$12,444	$12,242	$12,521
07/31/17	$12,574	$12,494	$12,654
08/31/17	$12,531	$12,532	$12,606
09/30/17	$13,063	$12,790	$13,143
10/31/17	$13,270	$13,089	$13,350
11/30/17	$13,650	$13,490	$13,728
12/31/17	$13,702	$13,640	$13,790
01/31/18	$14,161	$14,421	$14,242
02/28/18	$13,645	$13,890	$13,725
03/31/18	$13,736	$13,537	$13,814
04/30/18	$13,771	$13,589	$13,850
05/31/18	$14,424	$13,916	$14,508
06/30/18	$14,539	$14,002	$14,632
07/31/18	$14,745	$14,523	$14,848
08/31/18	$15,422	$14,996	$15,532
09/30/18	$15,158	$15,081	$15,262
10/31/18	$13,645	$14,050	$13,737
11/30/18	$13,920	$14,337	$14,013
12/31/18	$12,460	$13,042	$12,520
01/31/19	$13,886	$14,087	$13,967
02/28/19	$14,564	$14,540	$14,659
03/31/19	$14,433	$14,822	$14,518
04/30/19	$14,980	$15,422	$15,073
05/31/19	$13,922	$14,442	$14,012
06/30/19	$14,885	$15,460	$14,977
07/31/19	$15,111	$15,682	$15,216
08/31/19	$14,457	$15,434	$14,559
09/30/19	$14,623	$15,723	$14,717
10/31/19	$14,885	$16,063	$14,992
11/30/19	$15,586	$16,646	$15,697
12/31/19	$15,911	$17,149	$16,032
01/31/20	$15,811	$17,142	$15,936
02/29/20	$14,555	$15,731	$14,677
03/31/20	$11,466	$13,788	$11,562
04/30/20	$13,250	$15,555	$13,373
05/31/20	$14,406	$16,296	$14,549
06/30/20	$14,957	$16,620	$15,113
07/31/20	$15,817	$17,558	$15,996
08/31/20	$17,004	$18,820	$17,205
09/30/20	$16,532	$18,105	$16,735
10/31/20	$16,584	$17,623	$16,788
11/30/20	$19,584	$19,552	$19,838
12/31/20	$21,027	$20,304	$21,302
01/31/21	$21,506	$20,099	$21,785
02/28/21	$22,574	$20,653	$22,882
03/31/21	$22,546	$21,558	$22,852
04/30/21	$23,487	$22,708	$23,824
05/31/21	$23,350	$22,867	$23,688
06/30/21	$24,071	$23,401	$24,436
07/31/21	$23,762	$23,956	$24,129
08/31/21	$24,231	$24,685	$24,614
09/30/21	$23,313	$23,537	$23,682
10/31/21	$24,647	$25,186	$25,045
11/30/21	$23,339	$25,011	$23,720
12/31/21	$23,597	$26,132	$23,994
01/31/22	$21,297	$24,780	$21,661
02/28/22	$21,280	$24,038	$21,648
03/31/22	$21,447	$24,931	$21,819
04/30/22	$19,213	$22,757	$19,545
05/31/22	$18,881	$22,798	$19,202
06/30/22	$17,175	$20,916	$17,464
07/31/22	$18,971	$22,845	$19,296
08/31/22	$18,583	$21,913	$18,903
09/30/22	$16,762	$19,895	$17,051
10/31/22	$18,182	$21,506	$18,497
11/30/22	$18,800	$22,708	$19,126
12/31/22	$17,566	$21,399	$17,877
01/31/23	$19,444	$22,744	$19,789
02/28/23	$19,132	$22,189	$19,470
03/31/23	$18,597	$23,004	$18,929
04/30/23	$18,189	$23,363	$18,515
05/31/23	$18,276	$23,464	$18,604
06/30/23	$19,786	$25,015	$20,140
07/31/23	$20,937	$25,818	$21,313
08/31/23	$20,092	$25,407	$20,455
09/30/23	$19,113	$24,196	$19,460
10/31/23	$17,926	$23,687	$18,256
11/30/23	$19,895	$25,850	$20,227
12/31/23	$21,943	$27,025	$22,312
01/31/24	$21,431	$27,479	$21,792
02/29/24	$22,762	$28,946	$23,149
03/31/24	$23,519	$29,878	$23,923
04/30/24	$22,007	$28,657	$22,389
05/31/24	$22,764	$30,078	$23,161
06/30/24	$22,757	$31,157	$23,154
07/31/24	$24,159	$31,537	$24,575
08/31/24	$24,261	$32,302	$24,677
09/30/24	$24,641	$32,992	$25,066
10/31/24	$24,772	$32,692	$25,201
11/30/24	$27,676	$34,611	$28,152
12/31/24	$25,695	$33,786	$26,136
01/31/25	$27,021	$34,727	$27,485
02/28/25	$25,487	$34,274	$25,925
03/31/25	$23,538	$32,343	$23,938
04/30/25	$23,419	$32,124	$23,803
05/31/25	$25,089	$34,146	$25,499
06/30/25	$26,462	$35,882	$26,901
07/31/25	$27,034	$36,687	$27,487
08/31/25	$28,207	$37,431	$28,679
09/30/25	$28,838	$38,797	$29,320
10/31/25	$29,116	$39,706	$29,600
11/30/25	$29,110	$39,803	$29,596
12/31/25	$28,955	$39,827	$29,447

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSMLX	12.68%	6.61%	11.22%
S&P 500 Index	17.88%	14.42%	14.82%
Russell Small Cap Completeness Index	12.67%	6.69%	11.40%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 782,666,787
Holdings Count | Holding	2,476
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$782,666,787
  Number of Portfolio Holdings2,476
  Portfolio Turnover Rate26%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Industries

Industries	%
Biotechnology	6.7%
Banks	6.6%
Software	6.4%
Semiconductors & Semiconductor Equipment	3.6%
Machinery	3.4%
Capital Markets	3.2%
IT Services	3.1%
Insurance	3.0%
Hotels, Restaurants & Leisure	2.9%
Aerospace & Defense	2.9%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Spotify Technology SA	1.2%
Marvell Technology, Inc.	1.0%
Snowflake, Inc.	0.9%
Cloudflare, Inc., Class A	0.8%
Vertiv Holdings Co., Class A	0.8%
NU Holdings Ltd., Class A	0.7%
Alnylam Pharmaceuticals, Inc.	0.7%
ROBLOX Corp., Class A	0.7%
Anglogold Ashanti PLC	0.6%
Ferguson Enterprises, Inc.	0.6%

Material Fund Change [Text Block]
C000158903
Shareholder Report [Line Items]
Fund Name	State Street Small/Mid Cap Equity Index Fund
Class Name	Class K
Trading Symbol	SSMKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Small/Mid Cap Equity Index Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.03%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Mid and small-cap equities navigated a volatile year shaped by trade tensions, monetary policy shifts, and sector rotations. Early 2025 saw tariff uncertainty weigh on U.S. markets, with technology and consumer discretionary lagging, while value and defensive sectors outperformed. Q2 brought sharp swings as “Liberation Day” tariffs triggered selloffs before easing trade tensions and Artificial Intelligence ("A.I.") optimism fueled rebounds. In Q3, the U.S. Federal Reserve rate cuts and resilient earnings drove strong gains, led by technology and communication services, while emerging markets outpaced developed peers. Q4 capped the year with broad-based strength as inflation moderated, and central banks pivoted toward easing. Commodities surged-gold and silver out-performed on geopolitical risks-while energy lagged. Overall, 2025 delivered robust returns for risk assets, supported by A.I.-driven growth themes and improving macro conditions despite episodic volatility.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSMKX	S&P 500 Index	Russell Small Cap Completeness Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,118	$9,504	$9,138
02/29/16	$9,151	$9,491	$9,170
03/31/16	$9,903	$10,135	$9,930
04/30/16	$10,065	$10,174	$10,097
05/31/16	$10,247	$10,357	$10,281
06/30/16	$10,258	$10,384	$10,277
07/31/16	$10,806	$10,766	$10,832
08/31/16	$10,892	$10,782	$10,925
09/30/16	$10,989	$10,784	$11,022
10/31/16	$10,570	$10,587	$10,603
11/30/16	$11,419	$10,979	$11,457
12/31/16	$11,621	$11,196	$11,659
01/31/17	$11,850	$11,408	$11,890
02/28/17	$12,144	$11,861	$12,181
03/31/17	$12,122	$11,875	$12,171
04/30/17	$12,274	$11,997	$12,322
05/31/17	$12,198	$12,166	$12,240
06/30/17	$12,470	$12,242	$12,521
07/31/17	$12,601	$12,494	$12,654
08/31/17	$12,558	$12,532	$12,606
09/30/17	$13,091	$12,790	$13,143
10/31/17	$13,298	$13,089	$13,350
11/30/17	$13,679	$13,490	$13,728
12/31/17	$13,731	$13,640	$13,790
01/31/18	$14,202	$14,421	$14,242
02/28/18	$13,674	$13,890	$13,725
03/31/18	$13,766	$13,537	$13,814
04/30/18	$13,800	$13,589	$13,850
05/31/18	$14,455	$13,916	$14,508
06/30/18	$14,570	$14,002	$14,632
07/31/18	$14,788	$14,523	$14,848
08/31/18	$15,466	$14,996	$15,532
09/30/18	$15,191	$15,081	$15,262
10/31/18	$13,685	$14,050	$13,737
11/30/18	$13,961	$14,337	$14,013
12/31/18	$12,491	$13,042	$12,520
01/31/19	$13,934	$14,087	$13,967
02/28/19	$14,601	$14,540	$14,659
03/31/19	$14,470	$14,822	$14,518
04/30/19	$15,018	$15,422	$15,073
05/31/19	$13,957	$14,442	$14,012
06/30/19	$14,935	$15,460	$14,977
07/31/19	$15,161	$15,682	$15,216
08/31/19	$14,506	$15,434	$14,559
09/30/19	$14,673	$15,723	$14,717
10/31/19	$14,935	$16,063	$14,992
11/30/19	$15,638	$16,646	$15,697
12/31/19	$15,969	$17,149	$16,032
01/31/20	$15,868	$17,142	$15,936
02/29/20	$14,620	$15,731	$14,677
03/31/20	$11,520	$13,788	$11,562
04/30/20	$13,309	$15,555	$13,373
05/31/20	$14,473	$16,296	$14,549
06/30/20	$15,029	$16,620	$15,113
07/31/20	$15,896	$17,558	$15,996
08/31/20	$17,091	$18,820	$17,205
09/30/20	$16,619	$18,105	$16,735
10/31/20	$16,675	$17,623	$16,788
11/30/20	$19,694	$19,552	$19,838
12/31/20	$21,149	$20,304	$21,302
01/31/21	$21,635	$20,099	$21,785
02/28/21	$22,713	$20,653	$22,882
03/31/21	$22,689	$21,558	$22,852
04/30/21	$23,639	$22,708	$23,824
05/31/21	$23,505	$22,867	$23,688
06/30/21	$24,234	$23,401	$24,436
07/31/21	$23,928	$23,956	$24,129
08/31/21	$24,404	$24,685	$24,614
09/30/21	$23,484	$23,537	$23,682
10/31/21	$24,832	$25,186	$25,045
11/30/21	$23,518	$25,011	$23,720
12/31/21	$23,781	$26,132	$23,994
01/31/22	$21,468	$24,780	$21,661
02/28/22	$21,454	$24,038	$21,648
03/31/22	$21,626	$24,931	$21,819
04/30/22	$19,375	$22,757	$19,545
05/31/22	$19,045	$22,798	$19,202
06/30/22	$17,327	$20,916	$17,464
07/31/22	$19,142	$22,845	$19,296
08/31/22	$18,753	$21,913	$18,903
09/30/22	$16,919	$19,895	$17,051
10/31/22	$18,354	$21,506	$18,497
11/30/22	$18,981	$22,708	$19,126
12/31/22	$17,739	$21,399	$17,877
01/31/23	$19,638	$22,744	$19,789
02/28/23	$19,326	$22,189	$19,470
03/31/23	$18,790	$23,004	$18,929
04/30/23	$18,380	$23,363	$18,515
05/31/23	$18,471	$23,464	$18,604
06/30/23	$20,000	$25,015	$20,140
07/31/23	$21,168	$25,818	$21,313
08/31/23	$20,317	$25,407	$20,455
09/30/23	$19,329	$24,196	$19,460
10/31/23	$18,133	$23,687	$18,256
11/30/23	$20,127	$25,850	$20,227
12/31/23	$22,203	$27,025	$22,312
01/31/24	$21,689	$27,479	$21,792
02/29/24	$23,039	$28,946	$23,149
03/31/24	$23,810	$29,878	$23,923
04/30/24	$22,283	$28,657	$22,389
05/31/24	$23,052	$30,078	$23,161
06/30/24	$23,046	$31,157	$23,154
07/31/24	$24,465	$31,537	$24,575
08/31/24	$24,568	$32,302	$24,677
09/30/24	$24,953	$32,992	$25,066
10/31/24	$25,085	$32,692	$25,201
11/30/24	$28,026	$34,611	$28,152
12/31/24	$26,020	$33,786	$26,136
01/31/25	$27,363	$34,727	$27,485
02/28/25	$25,810	$34,274	$25,925
03/31/25	$23,836	$32,343	$23,938
04/30/25	$23,718	$32,124	$23,803
05/31/25	$25,410	$34,146	$25,499
06/30/25	$26,803	$35,882	$26,901
07/31/25	$27,385	$36,687	$27,487
08/31/25	$28,575	$37,431	$28,679
09/30/25	$29,215	$38,797	$29,320
10/31/25	$29,500	$39,706	$29,600
11/30/25	$29,496	$39,803	$29,596
12/31/25	$29,345	$39,827	$29,447

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSMKX	12.78%	6.77%	11.37%
S&P 500 Index	17.88%	14.42%	14.82%
Russell Small Cap Completeness Index	12.67%	6.69%	11.40%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 782,666,787
Holdings Count | Holding	2,476
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$782,666,787
  Number of Portfolio Holdings2,476
  Portfolio Turnover Rate26%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Industries

Industries	%
Biotechnology	6.7%
Banks	6.6%
Software	6.4%
Semiconductors & Semiconductor Equipment	3.6%
Machinery	3.4%
Capital Markets	3.2%
IT Services	3.1%
Insurance	3.0%
Hotels, Restaurants & Leisure	2.9%
Aerospace & Defense	2.9%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Spotify Technology SA	1.2%
Marvell Technology, Inc.	1.0%
Snowflake, Inc.	0.9%
Cloudflare, Inc., Class A	0.8%
Vertiv Holdings Co., Class A	0.8%
NU Holdings Ltd., Class A	0.7%
Alnylam Pharmaceuticals, Inc.	0.7%
ROBLOX Corp., Class A	0.7%
Anglogold Ashanti PLC	0.6%
Ferguson Enterprises, Inc.	0.6%

Material Fund Change [Text Block]
C000158904
Shareholder Report [Line Items]
Fund Name	State Street Small/Mid Cap Equity Index Portfolio
Trading Symbol	SSMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Small/Mid Cap Equity Index Portfolio (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/resources/master-portfolio-fund-documents. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/resources/master-portfolio-fund-documents
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Small/Mid Cap Equity Index Portfolio	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Mid and small-cap equities navigated a volatile year shaped by trade tensions, monetary policy shifts, and sector rotations. Early 2025 saw tariff uncertainty weigh on U.S. markets, with technology and consumer discretionary lagging, while value and defensive sectors outperformed. Q2 brought sharp swings as “Liberation Day” tariffs triggered selloffs before easing trade tensions and Artificial Intelligence ("A.I.") optimism fueled rebounds. In Q3, the U.S. Federal Reserve rate cuts and resilient earnings drove strong gains, led by technology and communication services, while emerging markets outpaced developed peers. Q4 capped the year with broad-based strength as inflation moderated, and central banks pivoted toward easing. Commodities surged-gold and silver out-performed on geopolitical risks-while energy lagged. Overall, 2025 delivered robust returns for risk assets, supported by A.I.-driven growth themes and improving macro conditions despite episodic volatility.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSMHX	S&P 500 Index	Russell Small Cap Completeness Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,140	$9,504	$9,138
02/29/16	$9,172	$9,491	$9,170
03/31/16	$9,925	$10,135	$9,930
04/30/16	$10,086	$10,174	$10,097
05/31/16	$10,269	$10,357	$10,281
06/30/16	$10,280	$10,384	$10,277
07/31/16	$10,828	$10,766	$10,832
08/31/16	$10,914	$10,782	$10,925
09/30/16	$11,011	$10,784	$11,022
10/31/16	$10,591	$10,587	$10,603
11/30/16	$11,441	$10,979	$11,457
12/31/16	$11,646	$11,196	$11,659
01/31/17	$11,876	$11,408	$11,890
02/28/17	$12,171	$11,861	$12,181
03/31/17	$12,149	$11,875	$12,171
04/30/17	$12,302	$11,997	$12,322
05/31/17	$12,225	$12,166	$12,240
06/30/17	$12,499	$12,242	$12,521
07/31/17	$12,630	$12,494	$12,654
08/31/17	$12,586	$12,532	$12,606
09/30/17	$13,122	$12,790	$13,143
10/31/17	$13,330	$13,089	$13,350
11/30/17	$13,713	$13,490	$13,728
12/31/17	$13,766	$13,640	$13,790
01/31/18	$14,232	$14,421	$14,242
02/28/18	$13,709	$13,890	$13,725
03/31/18	$13,800	$13,537	$13,814
04/30/18	$13,834	$13,589	$13,850
05/31/18	$14,494	$13,916	$14,508
06/30/18	$14,608	$14,002	$14,632
07/31/18	$14,824	$14,523	$14,848
08/31/18	$15,506	$14,996	$15,532
09/30/18	$15,233	$15,081	$15,262
10/31/18	$13,720	$14,050	$13,737
11/30/18	$13,993	$14,337	$14,013
12/31/18	$12,517	$13,042	$12,520
01/31/19	$13,961	$14,087	$13,967
02/28/19	$14,641	$14,540	$14,659
03/31/19	$14,508	$14,822	$14,518
04/30/19	$15,054	$15,422	$15,073
05/31/19	$13,998	$14,442	$14,012
06/30/19	$14,969	$15,460	$14,977
07/31/19	$15,200	$15,682	$15,216
08/31/19	$14,544	$15,434	$14,559
09/30/19	$14,714	$15,723	$14,717
10/31/19	$14,981	$16,063	$14,992
11/30/19	$15,685	$16,646	$15,697
12/31/19	$16,018	$17,149	$16,032
01/31/20	$15,918	$17,142	$15,936
02/29/20	$14,659	$15,731	$14,677
03/31/20	$11,551	$13,788	$11,562
04/30/20	$13,350	$15,555	$13,373
05/31/20	$14,518	$16,296	$14,549
06/30/20	$15,077	$16,620	$15,113
07/31/20	$15,947	$17,558	$15,996
08/31/20	$17,146	$18,820	$17,205
09/30/20	$16,673	$18,105	$16,735
10/31/20	$16,729	$17,623	$16,788
11/30/20	$19,758	$19,552	$19,838
12/31/20	$21,218	$20,304	$21,302
01/31/21	$21,706	$20,099	$21,785
02/28/21	$22,788	$20,653	$22,882
03/31/21	$22,765	$21,558	$22,852
04/30/21	$23,719	$22,708	$23,824
05/31/21	$23,586	$22,867	$23,688
06/30/21	$24,319	$23,401	$24,436
07/31/21	$24,012	$23,956	$24,129
08/31/21	$24,491	$24,685	$24,614
09/30/21	$23,568	$23,537	$23,682
10/31/21	$24,921	$25,186	$25,045
11/30/21	$23,605	$25,011	$23,720
12/31/21	$23,870	$26,132	$23,994
01/31/22	$21,549	$24,780	$21,661
02/28/22	$21,536	$24,038	$21,648
03/31/22	$21,709	$24,931	$21,819
04/30/22	$19,450	$22,757	$19,545
05/31/22	$19,105	$22,798	$19,202
06/30/22	$17,380	$20,916	$17,464
07/31/22	$19,202	$22,845	$19,296
08/31/22	$18,812	$21,913	$18,903
09/30/22	$16,973	$19,895	$17,051
10/31/22	$18,413	$21,506	$18,497
11/30/22	$19,042	$22,708	$19,126
12/31/22	$17,796	$21,399	$17,877
01/31/23	$19,701	$22,744	$19,789
02/28/23	$19,388	$22,189	$19,470
03/31/23	$18,851	$23,004	$18,929
04/30/23	$18,441	$23,363	$18,515
05/31/23	$18,532	$23,464	$18,604
06/30/23	$20,067	$25,015	$20,140
07/31/23	$21,238	$25,818	$21,313
08/31/23	$20,385	$25,407	$20,455
09/30/23	$19,395	$24,196	$19,460
10/31/23	$18,195	$23,687	$18,256
11/30/23	$20,196	$25,850	$20,227
12/31/23	$22,278	$27,025	$22,312
01/31/24	$21,761	$27,479	$21,792
02/29/24	$23,116	$28,946	$23,149
03/31/24	$23,890	$29,878	$23,923
04/30/24	$22,358	$28,657	$22,389
05/31/24	$23,130	$30,078	$23,161
06/30/24	$23,125	$31,157	$23,154
07/31/24	$24,549	$31,537	$24,575
08/31/24	$24,653	$32,302	$24,677
09/30/24	$25,040	$32,992	$25,066
10/31/24	$25,173	$32,692	$25,201
11/30/24	$28,125	$34,611	$28,152
12/31/24	$26,110	$33,786	$26,136
01/31/25	$27,458	$34,727	$27,485
02/28/25	$25,900	$34,274	$25,925
03/31/25	$23,921	$32,343	$23,938
04/30/25	$23,803	$32,124	$23,803
05/31/25	$25,501	$34,146	$25,499
06/30/25	$26,900	$35,882	$26,901
07/31/25	$27,484	$36,687	$27,487
08/31/25	$28,680	$37,431	$28,679
09/30/25	$29,323	$38,797	$29,320
10/31/25	$29,609	$39,706	$29,600
11/30/25	$29,606	$39,803	$29,596
12/31/25	$29,455	$39,827	$29,447

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSMHX	12.81%	6.78%	11.41%
S&P 500 Index	17.88%	14.42%	14.82%
Russell Small Cap Completeness Index	12.67%	6.69%	11.40%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 2,584,665,700
Holdings Count | Holding	2,476
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$2,584,665,700 Number of Portfolio Holdings2,476 Portfolio Turnover Rate26% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Ten Industries

Industries	%
Biotechnology	6.7%
Banks	6.6%
Software	6.4%
Semiconductors & Semiconductor Equipment	3.6%
Machinery	3.4%
Capital Markets	3.2%
IT Services	3.1%
Insurance	3.0%
Hotels, Restaurants & Leisure	2.9%
Aerospace & Defense	2.9%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Spotify Technology SA	1.2%
Marvell Technology, Inc.	1.0%
Snowflake, Inc.	0.9%
Cloudflare, Inc., Class A	0.8%
Vertiv Holdings Co., Class A	0.8%
NU Holdings Ltd., Class A	0.7%
Alnylam Pharmaceuticals, Inc.	0.7%
ROBLOX Corp., Class A	0.7%
Anglogold Ashanti PLC	0.6%
Ferguson Enterprises, Inc.	0.6%

Material Fund Change [Text Block]
C000232295
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2025 Fund
Class Name	Class R3
Trading Symbol	SSAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2025 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$51	0.48%

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, State Street Equity 500 Index II Portfolio, and the State Street Aggregate Bond Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSAHX	S&P 500 Index	State Street Target Retirement 2025 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,678	$9,504	$9,647
02/29/16	$9,674	$9,491	$9,666
03/31/16	$10,172	$10,135	$10,184
04/30/16	$10,291	$10,174	$10,302
05/31/16	$10,327	$10,357	$10,341
06/30/16	$10,415	$10,384	$10,406
07/31/16	$10,718	$10,766	$10,761
08/31/16	$10,744	$10,782	$10,788
09/30/16	$10,780	$10,784	$10,820
10/31/16	$10,572	$10,587	$10,626
11/30/16	$10,588	$10,979	$10,649
12/31/16	$10,747	$11,196	$10,814
01/31/17	$10,929	$11,408	$11,012
02/28/17	$11,174	$11,861	$11,259
03/31/17	$11,232	$11,875	$11,325
04/30/17	$11,372	$11,997	$11,471
05/31/17	$11,534	$12,166	$11,646
06/30/17	$11,581	$12,242	$11,697
07/31/17	$11,783	$12,494	$11,904
08/31/17	$11,851	$12,532	$11,980
09/30/17	$11,991	$12,790	$12,127
10/31/17	$12,151	$13,089	$12,290
11/30/17	$12,322	$13,490	$12,472
12/31/17	$12,460	$13,640	$12,624
01/31/18	$12,826	$14,421	$12,997
02/28/18	$12,397	$13,890	$12,581
03/31/18	$12,317	$13,537	$12,477
04/30/18	$12,334	$13,589	$12,518
05/31/18	$12,445	$13,916	$12,628
06/30/18	$12,429	$14,002	$12,617
07/31/18	$12,646	$14,523	$12,842
08/31/18	$12,799	$14,996	$12,999
09/30/18	$12,762	$15,081	$12,968
10/31/18	$12,081	$14,050	$12,276
11/30/18	$12,224	$14,337	$12,431
12/31/18	$11,730	$13,042	$11,924
01/31/19	$12,415	$14,087	$12,624
02/28/19	$12,632	$14,540	$12,858
03/31/19	$12,827	$14,822	$13,056
04/30/19	$13,088	$15,422	$13,329
05/31/19	$12,705	$14,442	$12,936
06/30/19	$13,265	$15,460	$13,514
07/31/19	$13,293	$15,682	$13,568
08/31/19	$13,287	$15,434	$13,554
09/30/19	$13,404	$15,723	$13,670
10/31/19	$13,597	$16,063	$13,891
11/30/19	$13,813	$16,646	$14,114
12/31/19	$14,080	$17,149	$14,402
01/31/20	$14,098	$17,142	$14,444
02/29/20	$13,550	$15,731	$13,855
03/31/20	$12,307	$13,788	$12,627
04/30/20	$13,244	$15,555	$13,574
05/31/20	$13,674	$16,296	$14,005
06/30/20	$13,963	$16,620	$14,304
07/31/20	$14,510	$17,558	$14,870
08/31/20	$14,974	$18,820	$15,375
09/30/20	$14,686	$18,105	$15,071
10/31/20	$14,456	$17,623	$14,843
11/30/20	$15,589	$19,552	$16,029
12/31/20	$16,089	$20,304	$16,542
01/31/21	$16,021	$20,099	$16,490
02/28/21	$16,174	$20,653	$16,664
03/31/21	$16,364	$21,558	$16,860
04/30/21	$16,848	$22,708	$17,364
05/31/21	$17,013	$22,867	$17,549
06/30/21	$17,190	$23,401	$17,727
07/31/21	$17,354	$23,956	$17,910
08/31/21	$17,567	$24,685	$18,147
09/30/21	$17,082	$23,537	$17,672
10/31/21	$17,589	$25,186	$18,183
11/30/21	$17,325	$25,011	$17,923
12/31/21	$17,740	$26,132	$18,363
01/31/22	$17,093	$24,780	$17,663
02/28/22	$16,813	$24,038	$17,411
03/31/22	$16,813	$24,931	$17,438
04/30/22	$15,862	$22,757	$16,466
05/31/22	$15,901	$22,798	$16,466
06/30/22	$14,976	$20,916	$15,512
07/31/22	$15,784	$22,845	$16,352
08/31/22	$15,236	$21,913	$15,826
09/30/22	$14,102	$19,895	$14,660
10/31/22	$14,559	$21,506	$15,122
11/30/22	$15,367	$22,708	$15,922
12/31/22	$14,959	$21,399	$15,548
01/31/23	$15,748	$22,744	$16,359
02/28/23	$15,346	$22,189	$15,962
03/31/23	$15,692	$23,004	$16,306
04/30/23	$15,817	$23,363	$16,449
05/31/23	$15,595	$23,464	$16,246
06/30/23	$16,066	$25,015	$16,721
07/31/23	$16,384	$25,818	$17,076
08/31/23	$16,094	$25,407	$16,779
09/30/23	$15,582	$24,196	$16,257
10/31/23	$15,236	$23,687	$15,891
11/30/23	$16,204	$25,850	$16,914
12/31/23	$16,916	$27,025	$17,672
01/31/24	$16,873	$27,479	$17,651
02/29/24	$17,132	$28,946	$17,912
03/31/24	$17,464	$29,878	$18,276
04/30/24	$16,988	$28,657	$17,794
05/31/24	$17,464	$30,078	$18,267
06/30/24	$17,651	$31,157	$18,492
07/31/24	$18,040	$31,537	$18,903
08/31/24	$18,372	$32,302	$19,266
09/30/24	$18,703	$32,992	$19,614
10/31/24	$18,300	$32,692	$19,208
11/30/24	$18,732	$34,611	$19,641
12/31/24	$18,316	$33,786	$19,235
01/31/25	$18,668	$34,727	$19,616
02/28/25	$18,806	$34,274	$19,737
03/31/25	$18,515	$32,343	$19,431
04/30/25	$18,576	$32,124	$19,523
05/31/25	$18,989	$34,146	$19,960
06/30/25	$19,464	$35,882	$20,469
07/31/25	$19,525	$36,687	$20,570
08/31/25	$19,953	$37,431	$20,995
09/30/25	$20,290	$38,797	$21,359
10/31/25	$20,474	$39,706	$21,565
11/30/25	$20,581	$39,803	$21,680
12/31/25	$20,638	$39,827	$21,761

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSAHXFootnote Reference(1)	12.68%	5.11%	7.51%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2025 Composite Index	13.13%	5.64%	8.09%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 1,914,120,399
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$1,914,120,399 Number of Portfolio Holdings12 Portfolio Turnover Rate18% Total Advisory Fees Paid$0
Holdings [Text Block]

Asset Allocation

Asset Types	%
Domestic Fixed Income	40.5%
Domestic Equity	22.4%
Inflation Linked	18.1%
International Equity	14.2%
Real Estate	5.0%
Short-Term Investments	1.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
State Street Aggregate Bond Index Portfolio	20.9%
State Street Equity 500 Index II Portfolio	19.8%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	18.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	14.2%
State Street SPDR Bloomberg High Yield Bond ETF	7.1%
State Street SPDR Portfolio Short Term Treasury ETF	7.0%
SPDR Dow Jones Global Real Estate ETF	5.0%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	3.5%
State Street Small/Mid Cap Equity Index Portfolio	2.5%
State Street SPDR Portfolio Short Term Corporate Bond ETF	1.8%

Material Fund Change [Text Block]
C000143868
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2025 Fund
Class Name	Class I
Trading Symbol	SSBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2025 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$13	0.12%

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, State Street Equity 500 Index II Portfolio, and the State Street Aggregate Bond Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSBRX	S&P 500 Index	State Street Target Retirement 2025 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,682	$9,504	$9,647
02/29/16	$9,682	$9,491	$9,666
03/31/16	$10,195	$10,135	$10,184
04/30/16	$10,318	$10,174	$10,302
05/31/16	$10,349	$10,357	$10,341
06/30/16	$10,441	$10,384	$10,406
07/31/16	$10,760	$10,766	$10,761
08/31/16	$10,780	$10,782	$10,788
09/30/16	$10,832	$10,784	$10,820
10/31/16	$10,616	$10,587	$10,626
11/30/16	$10,637	$10,979	$10,649
12/31/16	$10,801	$11,196	$10,814
01/31/17	$10,989	$11,408	$11,012
02/28/17	$11,240	$11,861	$11,259
03/31/17	$11,303	$11,875	$11,325
04/30/17	$11,439	$11,997	$11,471
05/31/17	$11,616	$12,166	$11,646
06/30/17	$11,669	$12,242	$11,697
07/31/17	$11,878	$12,494	$11,904
08/31/17	$11,951	$12,532	$11,980
09/30/17	$12,097	$12,790	$12,127
10/31/17	$12,254	$13,089	$12,290
11/30/17	$12,442	$13,490	$12,472
12/31/17	$12,587	$13,640	$12,624
01/31/18	$12,952	$14,421	$12,997
02/28/18	$12,533	$13,890	$12,581
03/31/18	$12,458	$13,537	$12,477
04/30/18	$12,469	$13,589	$12,518
05/31/18	$12,587	$13,916	$12,628
06/30/18	$12,576	$14,002	$12,617
07/31/18	$12,812	$14,523	$12,842
08/31/18	$12,962	$14,996	$12,999
09/30/18	$12,930	$15,081	$12,968
10/31/18	$12,244	$14,050	$12,276
11/30/18	$12,405	$14,337	$12,431
12/31/18	$11,897	$13,042	$11,924
01/31/19	$12,609	$14,087	$12,624
02/28/19	$12,835	$14,540	$12,858
03/31/19	$13,038	$14,822	$13,056
04/30/19	$13,309	$15,422	$13,329
05/31/19	$12,914	$14,442	$12,936
06/30/19	$13,490	$15,460	$13,514
07/31/19	$13,524	$15,682	$13,568
08/31/19	$13,524	$15,434	$13,554
09/30/19	$13,648	$15,723	$13,670
10/31/19	$13,863	$16,063	$13,891
11/30/19	$14,078	$16,646	$14,114
12/31/19	$14,366	$17,149	$14,402
01/31/20	$14,378	$17,142	$14,444
02/29/20	$13,825	$15,731	$13,855
03/31/20	$12,572	$13,788	$12,627
04/30/20	$13,523	$15,555	$13,574
05/31/20	$13,969	$16,296	$14,005
06/30/20	$14,270	$16,620	$14,304
07/31/20	$14,836	$17,558	$14,870
08/31/20	$15,318	$18,820	$15,375
09/30/20	$15,029	$18,105	$15,071
10/31/20	$14,800	$17,623	$14,843
11/30/20	$15,956	$19,552	$16,029
12/31/20	$16,473	$20,304	$16,542
01/31/21	$16,397	$20,099	$16,490
02/28/21	$16,574	$20,653	$16,664
03/31/21	$16,776	$21,558	$16,860
04/30/21	$17,268	$22,708	$17,364
05/31/21	$17,444	$22,867	$17,549
06/30/21	$17,633	$23,401	$17,727
07/31/21	$17,810	$23,956	$17,910
08/31/21	$17,924	$24,685	$18,147
09/30/21	$17,444	$23,537	$17,672
10/31/21	$17,961	$25,186	$18,183
11/30/21	$17,697	$25,011	$17,923
12/31/21	$18,125	$26,132	$18,363
01/31/22	$17,467	$24,780	$17,663
02/28/22	$17,185	$24,038	$17,411
03/31/22	$17,185	$24,931	$17,438
04/30/22	$16,218	$22,757	$16,466
05/31/22	$16,259	$22,798	$16,466
06/30/22	$15,319	$20,916	$15,512
07/31/22	$16,151	$22,845	$16,352
08/31/22	$15,587	$21,913	$15,826
09/30/22	$14,446	$19,895	$14,660
10/31/22	$14,916	$21,506	$15,122
11/30/22	$15,749	$22,708	$15,922
12/31/22	$15,321	$21,399	$15,548
01/31/23	$16,137	$22,744	$16,359
02/28/23	$15,736	$22,189	$15,962
03/31/23	$16,094	$23,004	$16,306
04/30/23	$16,223	$23,363	$16,449
05/31/23	$16,023	$23,464	$16,246
06/30/23	$16,495	$25,015	$16,721
07/31/23	$16,839	$25,818	$17,076
08/31/23	$16,538	$25,407	$16,779
09/30/23	$16,023	$24,196	$16,257
10/31/23	$15,679	$23,687	$15,891
11/30/23	$16,667	$25,850	$16,914
12/31/23	$17,402	$27,025	$17,672
01/31/24	$17,372	$27,479	$17,651
02/29/24	$17,642	$28,946	$17,912
03/31/24	$17,986	$29,878	$18,276
04/30/24	$17,507	$28,657	$17,794
05/31/24	$18,001	$30,078	$18,267
06/30/24	$18,211	$31,157	$18,492
07/31/24	$18,615	$31,537	$18,903
08/31/24	$18,959	$32,302	$19,266
09/30/24	$19,304	$32,992	$19,614
10/31/24	$18,885	$32,692	$19,208
11/30/24	$19,334	$34,611	$19,641
12/31/24	$18,926	$33,786	$19,235
01/31/25	$19,293	$34,727	$19,616
02/28/25	$19,437	$34,274	$19,737
03/31/25	$19,134	$32,343	$19,431
04/30/25	$19,214	$32,124	$19,523
05/31/25	$19,645	$34,146	$19,960
06/30/25	$20,140	$35,882	$20,469
07/31/25	$20,220	$36,687	$20,570
08/31/25	$20,651	$37,431	$20,995
09/30/25	$21,018	$38,797	$21,359
10/31/25	$21,210	$39,706	$21,565
11/30/25	$21,338	$39,803	$21,680
12/31/25	$21,375	$39,827	$21,761

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSBRX	12.94%	5.35%	7.89%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2025 Composite Index	13.13%	5.64%	8.09%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 1,914,120,399
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$1,914,120,399 Number of Portfolio Holdings12 Portfolio Turnover Rate18% Total Advisory Fees Paid$0
Holdings [Text Block]

Asset Allocation

Asset Types	%
Domestic Fixed Income	40.5%
Domestic Equity	22.4%
Inflation Linked	18.1%
International Equity	14.2%
Real Estate	5.0%
Short-Term Investments	1.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
State Street Aggregate Bond Index Portfolio	20.9%
State Street Equity 500 Index II Portfolio	19.8%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	18.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	14.2%
State Street SPDR Bloomberg High Yield Bond ETF	7.1%
State Street SPDR Portfolio Short Term Treasury ETF	7.0%
SPDR Dow Jones Global Real Estate ETF	5.0%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	3.5%
State Street Small/Mid Cap Equity Index Portfolio	2.5%
State Street SPDR Portfolio Short Term Corporate Bond ETF	1.8%

Material Fund Change [Text Block]
C000143869
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2025 Fund
Class Name	Class K
Trading Symbol	SSBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2025 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$0	0.00%

Due to the Fund waiving acquired fund fees, the waiver exceeded total fund expenses. Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, State Street Equity 500 Index II Portfolio, and the State Street Aggregate Bond Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSBSX	S&P 500 Index	State Street Target Retirement 2025 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,682	$9,504	$9,647
02/29/16	$9,682	$9,491	$9,666
03/31/16	$10,185	$10,135	$10,184
04/30/16	$10,308	$10,174	$10,302
05/31/16	$10,349	$10,357	$10,341
06/30/16	$10,441	$10,384	$10,406
07/31/16	$10,749	$10,766	$10,761
08/31/16	$10,779	$10,782	$10,788
09/30/16	$10,821	$10,784	$10,820
10/31/16	$10,615	$10,587	$10,626
11/30/16	$10,636	$10,979	$10,649
12/31/16	$10,800	$11,196	$10,814
01/31/17	$10,988	$11,408	$11,012
02/28/17	$11,239	$11,861	$11,259
03/31/17	$11,301	$11,875	$11,325
04/30/17	$11,448	$11,997	$11,471
05/31/17	$11,615	$12,166	$11,646
06/30/17	$11,667	$12,242	$11,697
07/31/17	$11,876	$12,494	$11,904
08/31/17	$11,949	$12,532	$11,980
09/30/17	$12,095	$12,790	$12,127
10/31/17	$12,262	$13,089	$12,290
11/30/17	$12,440	$13,490	$12,472
12/31/17	$12,584	$13,640	$12,624
01/31/18	$12,959	$14,421	$12,997
02/28/18	$12,531	$13,890	$12,581
03/31/18	$12,456	$13,537	$12,477
04/30/18	$12,477	$13,589	$12,518
05/31/18	$12,595	$13,916	$12,628
06/30/18	$12,584	$14,002	$12,617
07/31/18	$12,809	$14,523	$12,842
08/31/18	$12,970	$14,996	$12,999
09/30/18	$12,938	$15,081	$12,968
10/31/18	$12,252	$14,050	$12,276
11/30/18	$12,402	$14,337	$12,431
12/31/18	$11,907	$13,042	$11,924
01/31/19	$12,607	$14,087	$12,624
02/28/19	$12,832	$14,540	$12,858
03/31/19	$13,036	$14,822	$13,056
04/30/19	$13,306	$15,422	$13,329
05/31/19	$12,923	$14,442	$12,936
06/30/19	$13,498	$15,460	$13,514
07/31/19	$13,532	$15,682	$13,568
08/31/19	$13,532	$15,434	$13,554
09/30/19	$13,656	$15,723	$13,670
10/31/19	$13,859	$16,063	$13,891
11/30/19	$14,085	$16,646	$14,114
12/31/19	$14,363	$17,149	$14,402
01/31/20	$14,387	$17,142	$14,444
02/29/20	$13,834	$15,731	$13,855
03/31/20	$12,571	$13,788	$12,627
04/30/20	$13,533	$15,555	$13,574
05/31/20	$13,978	$16,296	$14,005
06/30/20	$14,279	$16,620	$14,304
07/31/20	$14,844	$17,558	$14,870
08/31/20	$15,326	$18,820	$15,375
09/30/20	$15,037	$18,105	$15,071
10/31/20	$14,808	$17,623	$14,843
11/30/20	$15,975	$19,552	$16,029
12/31/20	$16,495	$20,304	$16,542
01/31/21	$16,432	$20,099	$16,490
02/28/21	$16,596	$20,653	$16,664
03/31/21	$16,797	$21,558	$16,860
04/30/21	$17,301	$22,708	$17,364
05/31/21	$17,478	$22,867	$17,549
06/30/21	$17,667	$23,401	$17,727
07/31/21	$17,843	$23,956	$17,910
08/31/21	$18,070	$24,685	$18,147
09/30/21	$17,579	$23,537	$17,672
10/31/21	$18,108	$25,186	$18,183
11/30/21	$17,843	$25,011	$17,923
12/31/21	$18,278	$26,132	$18,363
01/31/22	$17,619	$24,780	$17,663
02/28/22	$17,337	$24,038	$17,411
03/31/22	$17,351	$24,931	$17,438
04/30/22	$16,370	$22,757	$16,466
05/31/22	$16,410	$22,798	$16,466
06/30/22	$15,456	$20,916	$15,512
07/31/22	$16,316	$22,845	$16,352
08/31/22	$15,738	$21,913	$15,826
09/30/22	$14,582	$19,895	$14,660
10/31/22	$15,066	$21,506	$15,122
11/30/22	$15,913	$22,708	$15,922
12/31/22	$15,475	$21,399	$15,548
01/31/23	$16,307	$22,744	$16,359
02/28/23	$15,905	$22,189	$15,962
03/31/23	$16,264	$23,004	$16,306
04/30/23	$16,393	$23,363	$16,449
05/31/23	$16,178	$23,464	$16,246
06/30/23	$16,665	$25,015	$16,721
07/31/23	$17,010	$25,818	$17,076
08/31/23	$16,723	$25,407	$16,779
09/30/23	$16,192	$24,196	$16,257
10/31/23	$15,848	$23,687	$15,891
11/30/23	$16,852	$25,850	$16,914
12/31/23	$17,591	$27,025	$17,672
01/31/24	$17,576	$27,479	$17,651
02/29/24	$17,847	$28,946	$17,912
03/31/24	$18,207	$29,878	$18,276
04/30/24	$17,696	$28,657	$17,794
05/31/24	$18,207	$30,078	$18,267
06/30/24	$18,417	$31,157	$18,492
07/31/24	$18,837	$31,537	$18,903
08/31/24	$19,182	$32,302	$19,266
09/30/24	$19,528	$32,992	$19,614
10/31/24	$19,122	$32,692	$19,208
11/30/24	$19,573	$34,611	$19,641
12/31/24	$19,161	$33,786	$19,235
01/31/25	$19,529	$34,727	$19,616
02/28/25	$19,689	$34,274	$19,737
03/31/25	$19,385	$32,343	$19,431
04/30/25	$19,465	$32,124	$19,523
05/31/25	$19,898	$34,146	$19,960
06/30/25	$20,410	$35,882	$20,469
07/31/25	$20,490	$36,687	$20,570
08/31/25	$20,939	$37,431	$20,995
09/30/25	$21,307	$38,797	$21,359
10/31/25	$21,500	$39,706	$21,565
11/30/25	$21,612	$39,803	$21,680
12/31/25	$21,685	$39,827	$21,761

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSBSX	13.17%	5.62%	8.05%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2025 Composite Index	13.13%	5.64%	8.09%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 1,914,120,399
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$1,914,120,399 Number of Portfolio Holdings12 Portfolio Turnover Rate18% Total Advisory Fees Paid$0
Holdings [Text Block]

Asset Allocation

Asset Types	%
Domestic Fixed Income	40.5%
Domestic Equity	22.4%
Inflation Linked	18.1%
International Equity	14.2%
Real Estate	5.0%
Short-Term Investments	1.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
State Street Aggregate Bond Index Portfolio	20.9%
State Street Equity 500 Index II Portfolio	19.8%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	18.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	14.2%
State Street SPDR Bloomberg High Yield Bond ETF	7.1%
State Street SPDR Portfolio Short Term Treasury ETF	7.0%
SPDR Dow Jones Global Real Estate ETF	5.0%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	3.5%
State Street Small/Mid Cap Equity Index Portfolio	2.5%
State Street SPDR Portfolio Short Term Corporate Bond ETF	1.8%

Material Fund Change [Text Block]
C000232296
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2030 Fund
Class Name	Class R3
Trading Symbol	SSAJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2030 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$55	0.51%

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, State Street Equity 500 Index II Portfolio, and the State Street Aggregate Bond Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSAJX	S&P 500 Index	State Street Target Retirement 2030 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,627	$9,504	$9,597
02/29/16	$9,613	$9,491	$9,608
03/31/16	$10,162	$10,135	$10,158
04/30/16	$10,280	$10,174	$10,275
05/31/16	$10,317	$10,357	$10,318
06/30/16	$10,394	$10,384	$10,371
07/31/16	$10,727	$10,766	$10,751
08/31/16	$10,753	$10,782	$10,779
09/30/16	$10,800	$10,784	$10,813
10/31/16	$10,561	$10,587	$10,600
11/30/16	$10,607	$10,979	$10,648
12/31/16	$10,767	$11,196	$10,822
01/31/17	$10,980	$11,408	$11,037
02/28/17	$11,235	$11,861	$11,300
03/31/17	$11,303	$11,875	$11,378
04/30/17	$11,453	$11,997	$11,534
05/31/17	$11,635	$12,166	$11,725
06/30/17	$11,692	$12,242	$11,790
07/31/17	$11,915	$12,494	$12,012
08/31/17	$11,982	$12,532	$12,094
09/30/17	$12,153	$12,790	$12,265
10/31/17	$12,323	$13,089	$12,450
11/30/17	$12,525	$13,490	$12,655
12/31/17	$12,680	$13,640	$12,820
01/31/18	$13,107	$14,421	$13,254
02/28/18	$12,627	$13,890	$12,797
03/31/18	$12,538	$13,537	$12,675
04/30/18	$12,543	$13,589	$12,716
05/31/18	$12,664	$13,916	$12,840
06/30/18	$12,638	$14,002	$12,817
07/31/18	$12,885	$14,523	$13,069
08/31/18	$13,048	$14,996	$13,239
09/30/18	$13,011	$15,081	$13,209
10/31/18	$12,227	$14,050	$12,410
11/30/18	$12,390	$14,337	$12,584
12/31/18	$11,831	$13,042	$12,011
01/31/19	$12,579	$14,087	$12,771
02/28/19	$12,828	$14,540	$13,039
03/31/19	$13,022	$14,822	$13,239
04/30/19	$13,326	$15,422	$13,550
05/31/19	$12,856	$14,442	$13,077
06/30/19	$13,492	$15,460	$13,736
07/31/19	$13,519	$15,682	$13,790
08/31/19	$13,491	$15,434	$13,749
09/30/19	$13,629	$15,723	$13,888
10/31/19	$13,855	$16,063	$14,138
11/30/19	$14,114	$16,646	$14,408
12/31/19	$14,424	$17,149	$14,731
01/31/20	$14,418	$17,142	$14,761
02/29/20	$13,789	$15,731	$14,076
03/31/20	$12,458	$13,788	$12,755
04/30/20	$13,508	$15,555	$13,832
05/31/20	$13,995	$16,296	$14,321
06/30/20	$14,341	$16,620	$14,666
07/31/20	$14,956	$17,558	$15,320
08/31/20	$15,500	$18,820	$15,895
09/30/20	$15,177	$18,105	$15,547
10/31/20	$14,890	$17,623	$15,270
11/30/20	$16,252	$19,552	$16,688
12/31/20	$16,827	$20,304	$17,286
01/31/21	$16,721	$20,099	$17,199
02/28/21	$16,911	$20,653	$17,405
03/31/21	$17,124	$21,558	$17,611
04/30/21	$17,668	$22,708	$18,190
05/31/21	$17,857	$22,867	$18,400
06/30/21	$18,070	$23,401	$18,619
07/31/21	$18,209	$23,956	$18,769
08/31/21	$18,494	$24,685	$19,073
09/30/21	$17,900	$23,537	$18,496
10/31/21	$18,516	$25,186	$19,117
11/30/21	$18,166	$25,011	$18,782
12/31/21	$18,646	$26,132	$19,284
01/31/22	$17,885	$24,780	$18,450
02/28/22	$17,529	$24,038	$18,130
03/31/22	$17,567	$24,931	$18,187
04/30/22	$16,374	$22,757	$16,985
05/31/22	$16,439	$22,798	$16,993
06/30/22	$15,362	$20,916	$15,883
07/31/22	$16,257	$22,845	$16,806
08/31/22	$15,660	$21,913	$16,244
09/30/22	$14,389	$19,895	$14,930
10/31/22	$14,921	$21,506	$15,472
11/30/22	$15,907	$22,708	$16,443
12/31/22	$15,408	$21,399	$15,992
01/31/23	$16,365	$22,744	$16,965
02/28/23	$15,900	$22,189	$16,512
03/31/23	$16,283	$23,004	$16,896
04/30/23	$16,433	$23,363	$17,059
05/31/23	$16,187	$23,464	$16,832
06/30/23	$16,816	$25,015	$17,466
07/31/23	$17,199	$25,818	$17,896
08/31/23	$16,816	$25,407	$17,496
09/30/23	$16,173	$24,196	$16,843
10/31/23	$15,722	$23,687	$16,356
11/30/23	$16,898	$25,850	$17,607
12/31/23	$17,742	$27,025	$18,510
01/31/24	$17,699	$27,479	$18,473
02/29/24	$18,082	$28,946	$18,863
03/31/24	$18,493	$29,878	$19,312
04/30/24	$17,898	$28,657	$18,711
05/31/24	$18,479	$30,078	$19,287
06/30/24	$18,706	$31,157	$19,549
07/31/24	$19,145	$31,537	$20,014
08/31/24	$19,528	$32,302	$20,422
09/30/24	$19,896	$32,992	$20,829
10/31/24	$19,400	$32,692	$20,327
11/30/24	$19,953	$34,611	$20,883
12/31/24	$19,427	$33,786	$20,359
01/31/25	$19,861	$34,727	$20,834
02/28/25	$19,981	$34,274	$20,928
03/31/25	$19,562	$32,343	$20,483
04/30/25	$19,667	$32,124	$20,631
05/31/25	$20,281	$34,146	$21,275
06/30/25	$20,925	$35,882	$21,961
07/31/25	$21,015	$36,687	$22,098
08/31/25	$21,509	$37,431	$22,590
09/30/25	$22,003	$38,797	$23,122
10/31/25	$22,273	$39,706	$23,417
11/30/25	$22,348	$39,803	$23,509
12/31/25	$22,448	$39,827	$23,629

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSAJXFootnote Reference(1)	15.55%	5.93%	8.42%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2030 Composite Index	16.06%	6.45%	8.98%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 3,332,736,146
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$3,332,736,146 Number of Portfolio Holdings13 Portfolio Turnover Rate22% Total Advisory Fees Paid$0
Holdings [Text Block]

Asset Allocation

Asset Types	%
Domestic Equity	32.0%
Domestic Fixed Income	31.9%
International Equity	21.9%
Inflation Linked	11.3%
Real Estate	3.0%
Short-Term Investments	0.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	27.8%
State Street Global All Cap Equity ex-U.S. Index Portfolio	21.9%
State Street Aggregate Bond Index Portfolio	19.9%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	11.3%
State Street SPDR Bloomberg High Yield Bond ETF	6.5%
State Street Small/Mid Cap Equity Index Portfolio	4.2%
State Street SPDR Portfolio Long Term Treasury ETF	4.0%
SPDR Dow Jones Global Real Estate ETF	3.0%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	0.7%
State Street SPDR Portfolio Short Term Treasury ETF	0.6%

Material Fund Change [Text Block]
C000143872
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2030 Fund
Class Name	Class I
Trading Symbol	SSBWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2030 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.15%

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, State Street Equity 500 Index II Portfolio, and the State Street Aggregate Bond Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSBWX	S&P 500 Index	State Street Target Retirement 2030 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,631	$9,504	$9,597
02/29/16	$9,621	$9,491	$9,608
03/31/16	$10,174	$10,135	$10,158
04/30/16	$10,287	$10,174	$10,275
05/31/16	$10,338	$10,357	$10,318
06/30/16	$10,410	$10,384	$10,371
07/31/16	$10,758	$10,766	$10,751
08/31/16	$10,779	$10,782	$10,779
09/30/16	$10,830	$10,784	$10,813
10/31/16	$10,594	$10,587	$10,600
11/30/16	$10,645	$10,979	$10,648
12/31/16	$10,810	$11,196	$10,822
01/31/17	$11,019	$11,408	$11,037
02/28/17	$11,290	$11,861	$11,300
03/31/17	$11,363	$11,875	$11,378
04/30/17	$11,519	$11,997	$11,534
05/31/17	$11,707	$12,166	$11,725
06/30/17	$11,769	$12,242	$11,790
07/31/17	$11,988	$12,494	$12,012
08/31/17	$12,072	$12,532	$12,094
09/30/17	$12,238	$12,790	$12,265
10/31/17	$12,426	$13,089	$12,450
11/30/17	$12,634	$13,490	$12,655
12/31/17	$12,785	$13,640	$12,820
01/31/18	$13,223	$14,421	$13,254
02/28/18	$12,743	$13,890	$12,797
03/31/18	$12,657	$13,537	$12,675
04/30/18	$12,668	$13,589	$12,716
05/31/18	$12,807	$13,916	$12,840
06/30/18	$12,785	$14,002	$12,817
07/31/18	$13,042	$14,523	$13,069
08/31/18	$13,202	$14,996	$13,239
09/30/18	$13,180	$15,081	$13,209
10/31/18	$12,380	$14,050	$12,410
11/30/18	$12,561	$14,337	$12,584
12/31/18	$11,987	$13,042	$12,011
01/31/19	$12,751	$14,087	$12,771
02/28/19	$13,010	$14,540	$13,039
03/31/19	$13,212	$14,822	$13,239
04/30/19	$13,527	$15,422	$13,550
05/31/19	$13,055	$14,442	$13,077
06/30/19	$13,706	$15,460	$13,736
07/31/19	$13,751	$15,682	$13,790
08/31/19	$13,729	$15,434	$13,749
09/30/19	$13,864	$15,723	$13,888
10/31/19	$14,111	$16,063	$14,138
11/30/19	$14,380	$16,646	$14,408
12/31/19	$14,691	$17,149	$14,731
01/31/20	$14,703	$17,142	$14,761
02/29/20	$14,056	$15,731	$14,076
03/31/20	$12,702	$13,788	$12,755
04/30/20	$13,780	$15,555	$13,832
05/31/20	$14,283	$16,296	$14,321
06/30/20	$14,643	$16,620	$14,666
07/31/20	$15,278	$17,558	$15,320
08/31/20	$15,841	$18,820	$15,895
09/30/20	$15,518	$18,105	$15,547
10/31/20	$15,230	$17,623	$15,270
11/30/20	$16,620	$19,552	$16,688
12/31/20	$17,226	$20,304	$17,286
01/31/21	$17,113	$20,099	$17,199
02/28/21	$17,314	$20,653	$17,405
03/31/21	$17,540	$21,558	$17,611
04/30/21	$18,106	$22,708	$18,190
05/31/21	$18,295	$22,867	$18,400
06/30/21	$18,533	$23,401	$18,619
07/31/21	$18,672	$23,956	$18,769
08/31/21	$18,898	$24,685	$19,073
09/30/21	$18,307	$23,537	$18,496
10/31/21	$18,936	$25,186	$19,117
11/30/21	$18,584	$25,011	$18,782
12/31/21	$19,079	$26,132	$19,284
01/31/22	$18,304	$24,780	$18,450
02/28/22	$17,944	$24,038	$18,130
03/31/22	$17,984	$24,931	$18,187
04/30/22	$16,769	$22,757	$16,985
05/31/22	$16,836	$22,798	$16,993
06/30/22	$15,741	$20,916	$15,883
07/31/22	$16,662	$22,845	$16,806
08/31/22	$16,061	$21,913	$16,244
09/30/22	$14,766	$19,895	$14,930
10/31/22	$15,314	$21,506	$15,472
11/30/22	$16,328	$22,708	$16,443
12/31/22	$15,811	$21,399	$15,992
01/31/23	$16,800	$22,744	$16,965
02/28/23	$16,334	$22,189	$16,512
03/31/23	$16,744	$23,004	$16,896
04/30/23	$16,899	$23,363	$17,059
05/31/23	$16,659	$23,464	$16,832
06/30/23	$17,295	$25,015	$17,466
07/31/23	$17,704	$25,818	$17,896
08/31/23	$17,309	$25,407	$17,496
09/30/23	$16,659	$24,196	$16,843
10/31/23	$16,207	$23,687	$16,356
11/30/23	$17,422	$25,850	$17,607
12/31/23	$18,282	$27,025	$18,510
01/31/24	$18,238	$27,479	$18,473
02/29/24	$18,635	$28,946	$18,863
03/31/24	$19,062	$29,878	$19,312
04/30/24	$18,459	$28,657	$18,711
05/31/24	$19,077	$30,078	$19,287
06/30/24	$19,312	$31,157	$19,549
07/31/24	$19,768	$31,537	$20,014
08/31/24	$20,165	$32,302	$20,422
09/30/24	$20,562	$32,992	$20,829
10/31/24	$20,047	$32,692	$20,327
11/30/24	$20,621	$34,611	$20,883
12/31/24	$20,074	$33,786	$20,359
01/31/25	$20,543	$34,727	$20,834
02/28/25	$20,667	$34,274	$20,928
03/31/25	$20,246	$32,343	$20,483
04/30/25	$20,371	$32,124	$20,631
05/31/25	$20,995	$34,146	$21,275
06/30/25	$21,682	$35,882	$21,961
07/31/25	$21,776	$36,687	$22,098
08/31/25	$22,291	$37,431	$22,590
09/30/25	$22,822	$38,797	$23,122
10/31/25	$23,103	$39,706	$23,417
11/30/25	$23,196	$39,803	$23,509
12/31/25	$23,273	$39,827	$23,629

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSBWX	15.93%	6.20%	8.81%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2030 Composite Index	16.06%	6.45%	8.98%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 3,332,736,146
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$3,332,736,146 Number of Portfolio Holdings13 Portfolio Turnover Rate22% Total Advisory Fees Paid$0
Holdings [Text Block]

Asset Allocation

Asset Types	%
Domestic Equity	32.0%
Domestic Fixed Income	31.9%
International Equity	21.9%
Inflation Linked	11.3%
Real Estate	3.0%
Short-Term Investments	0.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	27.8%
State Street Global All Cap Equity ex-U.S. Index Portfolio	21.9%
State Street Aggregate Bond Index Portfolio	19.9%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	11.3%
State Street SPDR Bloomberg High Yield Bond ETF	6.5%
State Street Small/Mid Cap Equity Index Portfolio	4.2%
State Street SPDR Portfolio Long Term Treasury ETF	4.0%
SPDR Dow Jones Global Real Estate ETF	3.0%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	0.7%
State Street SPDR Portfolio Short Term Treasury ETF	0.6%

Material Fund Change [Text Block]
C000143873
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2030 Fund
Class Name	Class K
Trading Symbol	SSBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2030 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$1	0.01%

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, State Street Equity 500 Index II Portfolio, and the State Street Aggregate Bond Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSBYX	S&P 500 Index	State Street Target Retirement 2030 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,631	$9,504	$9,597
02/29/16	$9,621	$9,491	$9,608
03/31/16	$10,174	$10,135	$10,158
04/30/16	$10,297	$10,174	$10,275
05/31/16	$10,338	$10,357	$10,318
06/30/16	$10,420	$10,384	$10,371
07/31/16	$10,758	$10,766	$10,751
08/31/16	$10,789	$10,782	$10,779
09/30/16	$10,840	$10,784	$10,813
10/31/16	$10,605	$10,587	$10,600
11/30/16	$10,656	$10,979	$10,648
12/31/16	$10,820	$11,196	$10,822
01/31/17	$11,039	$11,408	$11,037
02/28/17	$11,300	$11,861	$11,300
03/31/17	$11,373	$11,875	$11,378
04/30/17	$11,529	$11,997	$11,534
05/31/17	$11,717	$12,166	$11,725
06/30/17	$11,779	$12,242	$11,790
07/31/17	$12,009	$12,494	$12,012
08/31/17	$12,082	$12,532	$12,094
09/30/17	$12,259	$12,790	$12,265
10/31/17	$12,436	$13,089	$12,450
11/30/17	$12,645	$13,490	$12,655
12/31/17	$12,806	$13,640	$12,820
01/31/18	$13,244	$14,421	$13,254
02/28/18	$12,764	$13,890	$12,797
03/31/18	$12,678	$13,537	$12,675
04/30/18	$12,689	$13,589	$12,716
05/31/18	$12,817	$13,916	$12,840
06/30/18	$12,796	$14,002	$12,817
07/31/18	$13,052	$14,523	$13,069
08/31/18	$13,223	$14,996	$13,239
09/30/18	$13,191	$15,081	$13,209
10/31/18	$12,401	$14,050	$12,410
11/30/18	$12,572	$14,337	$12,584
12/31/18	$12,010	$13,042	$12,011
01/31/19	$12,774	$14,087	$12,771
02/28/19	$13,032	$14,540	$13,039
03/31/19	$13,234	$14,822	$13,239
04/30/19	$13,549	$15,422	$13,550
05/31/19	$13,077	$14,442	$13,077
06/30/19	$13,728	$15,460	$13,736
07/31/19	$13,762	$15,682	$13,790
08/31/19	$13,740	$15,434	$13,749
09/30/19	$13,886	$15,723	$13,888
10/31/19	$14,122	$16,063	$14,138
11/30/19	$14,391	$16,646	$14,408
12/31/19	$14,714	$17,149	$14,731
01/31/20	$14,714	$17,142	$14,761
02/29/20	$14,079	$15,731	$14,076
03/31/20	$12,725	$13,788	$12,755
04/30/20	$13,803	$15,555	$13,832
05/31/20	$14,306	$16,296	$14,321
06/30/20	$14,666	$16,620	$14,666
07/31/20	$15,301	$17,558	$15,320
08/31/20	$15,864	$18,820	$15,895
09/30/20	$15,540	$18,105	$15,547
10/31/20	$15,253	$17,623	$15,270
11/30/20	$16,655	$19,552	$16,688
12/31/20	$17,251	$20,304	$17,286
01/31/21	$17,150	$20,099	$17,199
02/28/21	$17,351	$20,653	$17,405
03/31/21	$17,578	$21,558	$17,611
04/30/21	$18,144	$22,708	$18,190
05/31/21	$18,345	$22,867	$18,400
06/30/21	$18,571	$23,401	$18,619
07/31/21	$18,722	$23,956	$18,769
08/31/21	$19,024	$24,685	$19,073
09/30/21	$18,420	$23,537	$18,496
10/31/21	$19,061	$25,186	$19,117
11/30/21	$18,709	$25,011	$18,782
12/31/21	$19,212	$26,132	$19,284
01/31/22	$18,436	$24,780	$18,450
02/28/22	$18,075	$24,038	$18,130
03/31/22	$18,115	$24,931	$18,187
04/30/22	$16,897	$22,757	$16,985
05/31/22	$16,964	$22,798	$16,993
06/30/22	$15,854	$20,916	$15,883
07/31/22	$16,790	$22,845	$16,806
08/31/22	$16,188	$21,913	$16,244
09/30/22	$14,877	$19,895	$14,930
10/31/22	$15,439	$21,506	$15,472
11/30/22	$16,469	$22,708	$16,443
12/31/22	$15,955	$21,399	$15,992
01/31/23	$16,947	$22,744	$16,965
02/28/23	$16,479	$22,189	$16,512
03/31/23	$16,876	$23,004	$16,896
04/30/23	$17,032	$23,363	$17,059
05/31/23	$16,805	$23,464	$16,832
06/30/23	$17,443	$25,015	$17,466
07/31/23	$17,868	$25,818	$17,896
08/31/23	$17,471	$25,407	$17,496
09/30/23	$16,819	$24,196	$16,843
10/31/23	$16,352	$23,687	$16,356
11/30/23	$17,584	$25,850	$17,607
12/31/23	$18,466	$27,025	$18,510
01/31/24	$18,422	$27,479	$18,473
02/29/24	$18,821	$28,946	$18,863
03/31/24	$19,264	$29,878	$19,312
04/30/24	$18,644	$28,657	$18,711
05/31/24	$19,278	$30,078	$19,287
06/30/24	$19,515	$31,157	$19,549
07/31/24	$19,972	$31,537	$20,014
08/31/24	$20,371	$32,302	$20,422
09/30/24	$20,784	$32,992	$20,829
10/31/24	$20,267	$32,692	$20,327
11/30/24	$20,843	$34,611	$20,883
12/31/24	$20,308	$33,786	$20,359
01/31/25	$20,779	$34,727	$20,834
02/28/25	$20,904	$34,274	$20,928
03/31/25	$20,481	$32,343	$20,483
04/30/25	$20,606	$32,124	$20,631
05/31/25	$21,249	$34,146	$21,275
06/30/25	$21,939	$35,882	$21,961
07/31/25	$22,033	$36,687	$22,098
08/31/25	$22,567	$37,431	$22,590
09/30/25	$23,100	$38,797	$23,122
10/31/25	$23,382	$39,706	$23,417
11/30/25	$23,476	$39,803	$23,509
12/31/25	$23,589	$39,827	$23,629

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSBYX	16.15%	6.46%	8.96%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2030 Composite Index	16.06%	6.45%	8.98%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 3,332,736,146
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$3,332,736,146 Number of Portfolio Holdings13 Portfolio Turnover Rate22% Total Advisory Fees Paid$0
Holdings [Text Block]

Asset Allocation

Asset Types	%
Domestic Equity	32.0%
Domestic Fixed Income	31.9%
International Equity	21.9%
Inflation Linked	11.3%
Real Estate	3.0%
Short-Term Investments	0.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	27.8%
State Street Global All Cap Equity ex-U.S. Index Portfolio	21.9%
State Street Aggregate Bond Index Portfolio	19.9%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	11.3%
State Street SPDR Bloomberg High Yield Bond ETF	6.5%
State Street Small/Mid Cap Equity Index Portfolio	4.2%
State Street SPDR Portfolio Long Term Treasury ETF	4.0%
SPDR Dow Jones Global Real Estate ETF	3.0%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	0.7%
State Street SPDR Portfolio Short Term Treasury ETF	0.6%

Material Fund Change [Text Block]
C000232297
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2035 Fund
Class Name	Class R3
Trading Symbol	SSAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2035 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$59	0.54%

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Aggregate Bond Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSAZX	S&P 500 Index	State Street Target Retirement 2035 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,587	$9,504	$9,548
02/29/16	$9,563	$9,491	$9,551
03/31/16	$10,141	$10,135	$10,135
04/30/16	$10,269	$10,174	$10,254
05/31/16	$10,306	$10,357	$10,300
06/30/16	$10,373	$10,384	$10,338
07/31/16	$10,736	$10,766	$10,741
08/31/16	$10,752	$10,782	$10,769
09/30/16	$10,809	$10,784	$10,807
10/31/16	$10,560	$10,587	$10,581
11/30/16	$10,626	$10,979	$10,660
12/31/16	$10,806	$11,196	$10,845
01/31/17	$11,029	$11,408	$11,075
02/28/17	$11,304	$11,861	$11,352
03/31/17	$11,382	$11,875	$11,438
04/30/17	$11,533	$11,997	$11,601
05/31/17	$11,724	$12,166	$11,801
06/30/17	$11,791	$12,242	$11,876
07/31/17	$12,034	$12,494	$12,115
08/31/17	$12,101	$12,532	$12,194
09/30/17	$12,292	$12,790	$12,390
10/31/17	$12,483	$13,089	$12,593
11/30/17	$12,715	$13,490	$12,820
12/31/17	$12,874	$13,640	$12,996
01/31/18	$13,353	$14,421	$13,488
02/28/18	$12,843	$13,890	$12,993
03/31/18	$12,732	$13,537	$12,853
04/30/18	$12,748	$13,589	$12,903
05/31/18	$12,890	$13,916	$13,037
06/30/18	$12,853	$14,002	$13,009
07/31/18	$13,131	$14,523	$13,286
08/31/18	$13,294	$14,996	$13,467
09/30/18	$13,267	$15,081	$13,438
10/31/18	$12,390	$14,050	$12,556
11/30/18	$12,574	$14,337	$12,747
12/31/18	$11,933	$13,042	$12,094
01/31/19	$12,743	$14,087	$12,914
02/28/19	$13,013	$14,540	$13,209
03/31/19	$13,206	$14,822	$13,402
04/30/19	$13,530	$15,422	$13,744
05/31/19	$12,997	$14,442	$13,196
06/30/19	$13,684	$15,460	$13,911
07/31/19	$13,722	$15,682	$13,966
08/31/19	$13,639	$15,434	$13,875
09/30/19	$13,798	$15,723	$14,041
10/31/19	$14,056	$16,063	$14,318
11/30/19	$14,346	$16,646	$14,620
12/31/19	$14,677	$17,149	$14,974
01/31/20	$14,647	$17,142	$14,978
02/29/20	$13,917	$15,731	$14,188
03/31/20	$12,454	$13,788	$12,733
04/30/20	$13,591	$15,555	$13,893
05/31/20	$14,122	$16,296	$14,418
06/30/20	$14,500	$16,620	$14,797
07/31/20	$15,146	$17,558	$15,487
08/31/20	$15,768	$18,820	$16,138
09/30/20	$15,401	$18,105	$15,757
10/31/20	$15,092	$17,623	$15,455
11/30/20	$16,609	$19,552	$17,032
12/31/20	$17,259	$20,304	$17,700
01/31/21	$17,155	$20,099	$17,612
02/28/21	$17,391	$20,653	$17,866
03/31/21	$17,626	$21,558	$18,100
04/30/21	$18,225	$22,708	$18,736
05/31/21	$18,436	$22,867	$18,966
06/30/21	$18,671	$23,401	$19,202
07/31/21	$18,784	$23,956	$19,334
08/31/21	$19,103	$24,685	$19,681
09/30/21	$18,441	$23,537	$19,035
10/31/21	$19,135	$25,186	$19,736
11/30/21	$18,728	$25,011	$19,344
12/31/21	$19,264	$26,132	$19,892
01/31/22	$18,427	$24,780	$18,971
02/28/22	$18,012	$24,038	$18,616
03/31/22	$18,076	$24,931	$18,704
04/30/22	$16,762	$22,757	$17,367
05/31/22	$16,813	$22,798	$17,375
06/30/22	$15,652	$20,916	$16,174
07/31/22	$16,596	$22,845	$17,140
08/31/22	$15,984	$21,913	$16,562
09/30/22	$14,619	$19,895	$15,156
10/31/22	$15,206	$21,506	$15,746
11/30/22	$16,290	$22,708	$16,820
12/31/22	$15,738	$21,399	$16,323
01/31/23	$16,796	$22,744	$17,397
02/28/23	$16,300	$22,189	$16,910
03/31/23	$16,702	$23,004	$17,312
04/30/23	$16,862	$23,363	$17,484
05/31/23	$16,608	$23,464	$17,244
06/30/23	$17,317	$25,015	$17,979
07/31/23	$17,759	$25,818	$18,460
08/31/23	$17,304	$25,407	$17,987
09/30/23	$16,581	$24,196	$17,250
10/31/23	$16,046	$23,687	$16,678
11/30/23	$17,371	$25,850	$18,079
12/31/23	$18,310	$27,025	$19,080
01/31/24	$18,241	$27,479	$19,029
02/29/24	$18,726	$28,946	$19,514
03/31/24	$19,183	$29,878	$20,021
04/30/24	$18,504	$28,657	$19,336
05/31/24	$19,169	$30,078	$19,983
06/30/24	$19,405	$31,157	$20,267
07/31/24	$19,876	$31,537	$20,769
08/31/24	$20,292	$32,302	$21,205
09/30/24	$20,694	$32,992	$21,652
10/31/24	$20,126	$32,692	$21,078
11/30/24	$20,763	$34,611	$21,729
12/31/24	$20,151	$33,786	$21,117
01/31/25	$20,660	$34,727	$21,663
02/28/25	$20,762	$34,274	$21,724
03/31/25	$20,238	$32,343	$21,168
04/30/25	$20,354	$32,124	$21,337
05/31/25	$21,096	$34,146	$22,120
06/30/25	$21,867	$35,882	$22,943
07/31/25	$21,984	$36,687	$23,106
08/31/25	$22,508	$37,431	$23,636
09/30/25	$23,148	$38,797	$24,311
10/31/25	$23,497	$39,706	$24,692
11/30/25	$23,555	$39,803	$24,763
12/31/25	$23,688	$39,827	$24,924

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSAZXFootnote Reference(1)	17.56%	6.54%	9.01%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2035 Composite Index	18.03%	7.09%	9.56%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 3,506,801,386
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$3,506,801,386 Number of Portfolio Holdings10 Portfolio Turnover Rate19% Total Advisory Fees Paid$0
Holdings [Text Block]

Asset Allocation

Asset Types	%
Domestic Equity	39.0%
Domestic Fixed Income	30.0%
International Equity	28.7%
Short-Term Investments	4.0%
Inflation Linked	2.0%
Real Estate	0.5%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	33.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	28.7%
State Street Aggregate Bond Index Portfolio	16.1%
State Street SPDR Portfolio Long Term Treasury ETF	8.8%
State Street Small/Mid Cap Equity Index Portfolio	5.9%
State Street SPDR Bloomberg High Yield Bond ETF	5.1%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	2.0%
SPDR Dow Jones Global Real Estate ETF	0.5%

Material Fund Change [Text Block]
C000143876
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2035 Fund
Class Name	Class I
Trading Symbol	SSCJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2035 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.18%

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Aggregate Bond Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSCJX	S&P 500 Index	State Street Target Retirement 2035 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,591	$9,504	$9,548
02/29/16	$9,570	$9,491	$9,551
03/31/16	$10,154	$10,135	$10,135
04/30/16	$10,287	$10,174	$10,254
05/31/16	$10,328	$10,357	$10,300
06/30/16	$10,399	$10,384	$10,338
07/31/16	$10,768	$10,766	$10,741
08/31/16	$10,788	$10,782	$10,769
09/30/16	$10,839	$10,784	$10,807
10/31/16	$10,594	$10,587	$10,581
11/30/16	$10,676	$10,979	$10,660
12/31/16	$10,861	$11,196	$10,845
01/31/17	$11,079	$11,408	$11,075
02/28/17	$11,361	$11,861	$11,352
03/31/17	$11,444	$11,875	$11,438
04/30/17	$11,600	$11,997	$11,601
05/31/17	$11,798	$12,166	$11,801
06/30/17	$11,871	$12,242	$11,876
07/31/17	$12,110	$12,494	$12,115
08/31/17	$12,194	$12,532	$12,194
09/30/17	$12,381	$12,790	$12,390
10/31/17	$12,579	$13,089	$12,593
11/30/17	$12,818	$13,490	$12,820
12/31/17	$12,985	$13,640	$12,996
01/31/18	$13,475	$14,421	$13,488
02/28/18	$12,964	$13,890	$12,993
03/31/18	$12,868	$13,537	$12,853
04/30/18	$12,878	$13,589	$12,903
05/31/18	$13,027	$13,916	$13,037
06/30/18	$13,006	$14,002	$13,009
07/31/18	$13,283	$14,523	$13,286
08/31/18	$13,454	$14,996	$13,467
09/30/18	$13,433	$15,081	$13,438
10/31/18	$12,548	$14,050	$12,556
11/30/18	$12,740	$14,337	$12,747
12/31/18	$12,092	$13,042	$12,094
01/31/19	$12,920	$14,087	$12,914
02/28/19	$13,200	$14,540	$13,209
03/31/19	$13,402	$14,822	$13,402
04/30/19	$13,738	$15,422	$13,744
05/31/19	$13,200	$14,442	$13,196
06/30/19	$13,906	$15,460	$13,911
07/31/19	$13,939	$15,682	$13,966
08/31/19	$13,872	$15,434	$13,875
09/30/19	$14,029	$15,723	$14,041
10/31/19	$14,309	$16,063	$14,318
11/30/19	$14,600	$16,646	$14,620
12/31/19	$14,948	$17,149	$14,974
01/31/20	$14,924	$17,142	$14,978
02/29/20	$14,185	$15,731	$14,188
03/31/20	$12,695	$13,788	$12,733
04/30/20	$13,851	$15,555	$13,893
05/31/20	$14,400	$16,296	$14,418
06/30/20	$14,793	$16,620	$14,797
07/31/20	$15,461	$17,558	$15,487
08/31/20	$16,092	$18,820	$16,138
09/30/20	$15,735	$18,105	$15,757
10/31/20	$15,425	$17,623	$15,455
11/30/20	$16,987	$19,552	$17,032
12/31/20	$17,646	$20,304	$17,700
01/31/21	$17,547	$20,099	$17,612
02/28/21	$17,796	$20,653	$17,866
03/31/21	$18,033	$21,558	$18,100
04/30/21	$18,656	$22,708	$18,736
05/31/21	$18,868	$22,867	$18,966
06/30/21	$19,117	$23,401	$19,202
07/31/21	$19,241	$23,956	$19,334
08/31/21	$19,478	$24,685	$19,681
09/30/21	$18,818	$23,537	$19,035
10/31/21	$19,528	$25,186	$19,736
11/30/21	$19,117	$25,011	$19,344
12/31/21	$19,655	$26,132	$19,892
01/31/22	$18,801	$24,780	$18,971
02/28/22	$18,393	$24,038	$18,616
03/31/22	$18,459	$24,931	$18,704
04/30/22	$17,119	$22,757	$17,367
05/31/22	$17,185	$22,798	$17,375
06/30/22	$16,002	$20,916	$16,174
07/31/22	$16,961	$22,845	$17,140
08/31/22	$16,344	$21,913	$16,562
09/30/22	$14,964	$19,895	$15,156
10/31/22	$15,556	$21,506	$15,746
11/30/22	$16,672	$22,708	$16,820
12/31/22	$16,114	$21,399	$16,323
01/31/23	$17,193	$22,744	$17,397
02/28/23	$16,695	$22,189	$16,910
03/31/23	$17,110	$23,004	$17,312
04/30/23	$17,276	$23,363	$17,484
05/31/23	$17,027	$23,464	$17,244
06/30/23	$17,775	$25,015	$17,979
07/31/23	$18,232	$25,818	$18,460
08/31/23	$17,761	$25,407	$17,987
09/30/23	$17,027	$24,196	$17,250
10/31/23	$16,487	$23,687	$16,678
11/30/23	$17,844	$25,850	$18,079
12/31/23	$18,805	$27,025	$19,080
01/31/24	$18,748	$27,479	$19,029
02/29/24	$19,252	$28,946	$19,514
03/31/24	$19,727	$29,878	$20,021
04/30/24	$19,036	$28,657	$19,336
05/31/24	$19,727	$30,078	$19,983
06/30/24	$19,971	$31,157	$20,267
07/31/24	$20,461	$31,537	$20,769
08/31/24	$20,893	$32,302	$21,205
09/30/24	$21,325	$32,992	$21,652
10/31/24	$20,735	$32,692	$21,078
11/30/24	$21,411	$34,611	$21,729
12/31/24	$20,778	$33,786	$21,117
01/31/25	$21,309	$34,727	$21,663
02/28/25	$21,416	$34,274	$21,724
03/31/25	$20,869	$32,343	$21,168
04/30/25	$21,021	$32,124	$21,337
05/31/25	$21,780	$34,146	$22,120
06/30/25	$22,599	$35,882	$22,943
07/31/25	$22,721	$36,687	$23,106
08/31/25	$23,267	$37,431	$23,636
09/30/25	$23,935	$38,797	$24,311
10/31/25	$24,315	$39,706	$24,692
11/30/25	$24,375	$39,803	$24,763
12/31/25	$24,497	$39,827	$24,924

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSCJX	17.90%	6.78%	9.37%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2035 Composite Index	18.03%	7.09%	9.56%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 3,506,801,386
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$3,506,801,386 Number of Portfolio Holdings10 Portfolio Turnover Rate19% Total Advisory Fees Paid$0
Holdings [Text Block]

Asset Allocation

Asset Types	%
Domestic Equity	39.0%
Domestic Fixed Income	30.0%
International Equity	28.7%
Short-Term Investments	4.0%
Inflation Linked	2.0%
Real Estate	0.5%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	33.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	28.7%
State Street Aggregate Bond Index Portfolio	16.1%
State Street SPDR Portfolio Long Term Treasury ETF	8.8%
State Street Small/Mid Cap Equity Index Portfolio	5.9%
State Street SPDR Bloomberg High Yield Bond ETF	5.1%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	2.0%
SPDR Dow Jones Global Real Estate ETF	0.5%

Material Fund Change [Text Block]
C000143877
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2035 Fund
Class Name	Class K
Trading Symbol	SSCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2035 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$4	0.04%

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Aggregate Bond Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSCKX	S&P 500 Index	State Street Target Retirement 2035 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,591	$9,504	$9,548
02/29/16	$9,571	$9,491	$9,551
03/31/16	$10,153	$10,135	$10,135
04/30/16	$10,286	$10,174	$10,254
05/31/16	$10,327	$10,357	$10,300
06/30/16	$10,399	$10,384	$10,338
07/31/16	$10,767	$10,766	$10,741
08/31/16	$10,787	$10,782	$10,769
09/30/16	$10,849	$10,784	$10,807
10/31/16	$10,603	$10,587	$10,581
11/30/16	$10,675	$10,979	$10,660
12/31/16	$10,860	$11,196	$10,845
01/31/17	$11,089	$11,408	$11,075
02/28/17	$11,370	$11,861	$11,352
03/31/17	$11,453	$11,875	$11,438
04/30/17	$11,609	$11,997	$11,601
05/31/17	$11,806	$12,166	$11,801
06/30/17	$11,879	$12,242	$11,876
07/31/17	$12,129	$12,494	$12,115
08/31/17	$12,202	$12,532	$12,194
09/30/17	$12,399	$12,790	$12,390
10/31/17	$12,597	$13,089	$12,593
11/30/17	$12,836	$13,490	$12,820
12/31/17	$13,003	$13,640	$12,996
01/31/18	$13,492	$14,421	$13,488
02/28/18	$12,981	$13,890	$12,993
03/31/18	$12,875	$13,537	$12,853
04/30/18	$12,896	$13,589	$12,903
05/31/18	$13,045	$13,916	$13,037
06/30/18	$13,013	$14,002	$13,009
07/31/18	$13,301	$14,523	$13,286
08/31/18	$13,471	$14,996	$13,467
09/30/18	$13,450	$15,081	$13,438
10/31/18	$12,566	$14,050	$12,556
11/30/18	$12,758	$14,337	$12,747
12/31/18	$12,112	$13,042	$12,094
01/31/19	$12,940	$14,087	$12,914
02/28/19	$13,219	$14,540	$13,209
03/31/19	$13,421	$14,822	$13,402
04/30/19	$13,756	$15,422	$13,744
05/31/19	$13,219	$14,442	$13,196
06/30/19	$13,924	$15,460	$13,911
07/31/19	$13,969	$15,682	$13,966
08/31/19	$13,890	$15,434	$13,875
09/30/19	$14,058	$15,723	$14,041
10/31/19	$14,327	$16,063	$14,318
11/30/19	$14,628	$16,646	$14,620
12/31/19	$14,971	$17,149	$14,974
01/31/20	$14,948	$17,142	$14,978
02/29/20	$14,209	$15,731	$14,188
03/31/20	$12,720	$13,788	$12,733
04/30/20	$13,888	$15,555	$13,893
05/31/20	$14,436	$16,296	$14,418
06/30/20	$14,829	$16,620	$14,797
07/31/20	$15,496	$17,558	$15,487
08/31/20	$16,139	$18,820	$16,138
09/30/20	$15,769	$18,105	$15,757
10/31/20	$15,460	$17,623	$15,455
11/30/20	$17,020	$19,552	$17,032
12/31/20	$17,695	$20,304	$17,700
01/31/21	$17,595	$20,099	$17,612
02/28/21	$17,844	$20,653	$17,866
03/31/21	$18,093	$21,558	$18,100
04/30/21	$18,716	$22,708	$18,736
05/31/21	$18,940	$22,867	$18,966
06/30/21	$19,189	$23,401	$19,202
07/31/21	$19,313	$23,956	$19,334
08/31/21	$19,650	$24,685	$19,681
09/30/21	$18,977	$23,537	$19,035
10/31/21	$19,699	$25,186	$19,736
11/30/21	$19,288	$25,011	$19,344
12/31/21	$19,849	$26,132	$19,892
01/31/22	$18,994	$24,780	$18,971
02/28/22	$18,573	$24,038	$18,616
03/31/22	$18,652	$24,931	$18,704
04/30/22	$17,297	$22,757	$17,367
05/31/22	$17,363	$22,798	$17,375
06/30/22	$16,166	$20,916	$16,174
07/31/22	$17,153	$22,845	$17,140
08/31/22	$16,521	$21,913	$16,562
09/30/22	$15,127	$19,895	$15,156
10/31/22	$15,732	$21,506	$15,746
11/30/22	$16,863	$22,708	$16,820
12/31/22	$16,298	$21,399	$16,323
01/31/23	$17,407	$22,744	$17,397
02/28/23	$16,894	$22,189	$16,910
03/31/23	$17,310	$23,004	$17,312
04/30/23	$17,491	$23,363	$17,484
05/31/23	$17,227	$23,464	$17,244
06/30/23	$17,990	$25,015	$17,979
07/31/23	$18,448	$25,818	$18,460
08/31/23	$17,976	$25,407	$17,987
09/30/23	$17,241	$24,196	$17,250
10/31/23	$16,686	$23,687	$16,678
11/30/23	$18,073	$25,850	$18,079
12/31/23	$19,058	$27,025	$19,080
01/31/24	$18,986	$27,479	$19,029
02/29/24	$19,491	$28,946	$19,514
03/31/24	$19,996	$29,878	$20,021
04/30/24	$19,289	$28,657	$19,336
05/31/24	$19,996	$30,078	$19,983
06/30/24	$20,242	$31,157	$20,267
07/31/24	$20,747	$31,537	$20,769
08/31/24	$21,180	$32,302	$21,205
09/30/24	$21,628	$32,992	$21,652
10/31/24	$21,021	$32,692	$21,078
11/30/24	$21,714	$34,611	$21,729
12/31/24	$21,081	$33,786	$21,117
01/31/25	$21,614	$34,727	$21,663
02/28/25	$21,721	$34,274	$21,724
03/31/25	$21,188	$32,343	$21,168
04/30/25	$21,325	$32,124	$21,337
05/31/25	$22,102	$34,146	$22,120
06/30/25	$22,940	$35,882	$22,943
07/31/25	$23,061	$36,687	$23,106
08/31/25	$23,625	$37,431	$23,636
09/30/25	$24,295	$38,797	$24,311
10/31/25	$24,676	$39,706	$24,692
11/30/25	$24,752	$39,803	$24,763
12/31/25	$24,894	$39,827	$24,924

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSCKX	18.09%	7.07%	9.55%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2035 Composite Index	18.03%	7.09%	9.56%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 3,506,801,386
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$3,506,801,386 Number of Portfolio Holdings10 Portfolio Turnover Rate19% Total Advisory Fees Paid$0
Holdings [Text Block]

Asset Allocation

Asset Types	%
Domestic Equity	39.0%
Domestic Fixed Income	30.0%
International Equity	28.7%
Short-Term Investments	4.0%
Inflation Linked	2.0%
Real Estate	0.5%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	33.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	28.7%
State Street Aggregate Bond Index Portfolio	16.1%
State Street SPDR Portfolio Long Term Treasury ETF	8.8%
State Street Small/Mid Cap Equity Index Portfolio	5.9%
State Street SPDR Bloomberg High Yield Bond ETF	5.1%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	2.0%
SPDR Dow Jones Global Real Estate ETF	0.5%

Material Fund Change [Text Block]
C000232298
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2040 Fund
Class Name	Class R3
Trading Symbol	SSAKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2040 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$61	0.56%

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSAKX	S&P 500 Index	State Street Target Retirement 2040 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,543	$9,504	$9,504
02/29/16	$9,509	$9,491	$9,502
03/31/16	$10,121	$10,135	$10,118
04/30/16	$10,251	$10,174	$10,244
05/31/16	$10,288	$10,357	$10,292
06/30/16	$10,345	$10,384	$10,318
07/31/16	$10,720	$10,766	$10,743
08/31/16	$10,746	$10,782	$10,775
09/30/16	$10,804	$10,784	$10,819
10/31/16	$10,543	$10,587	$10,582
11/30/16	$10,651	$10,979	$10,691
12/31/16	$10,835	$11,196	$10,887
01/31/17	$11,070	$11,408	$11,131
02/28/17	$11,347	$11,861	$11,418
03/31/17	$11,436	$11,875	$11,511
04/30/17	$11,597	$11,997	$11,680
05/31/17	$11,790	$12,166	$11,883
06/30/17	$11,868	$12,242	$11,967
07/31/17	$12,113	$12,494	$12,219
08/31/17	$12,180	$12,532	$12,293
09/30/17	$12,393	$12,790	$12,512
10/31/17	$12,606	$13,089	$12,727
11/30/17	$12,850	$13,490	$12,971
12/31/17	$13,012	$13,640	$13,153
01/31/18	$13,536	$14,421	$13,690
02/28/18	$12,991	$13,890	$13,166
03/31/18	$12,868	$13,537	$13,015
04/30/18	$12,895	$13,589	$13,076
05/31/18	$13,038	$13,916	$13,218
06/30/18	$13,011	$14,002	$13,188
07/31/18	$13,302	$14,523	$13,484
08/31/18	$13,476	$14,996	$13,675
09/30/18	$13,438	$15,081	$13,646
10/31/18	$12,503	$14,050	$12,693
11/30/18	$12,699	$14,337	$12,894
12/31/18	$11,973	$13,042	$12,166
01/31/19	$12,844	$14,087	$13,043
02/28/19	$13,139	$14,540	$13,364
03/31/19	$13,322	$14,822	$13,547
04/30/19	$13,682	$15,422	$13,917
05/31/19	$13,078	$14,442	$13,304
06/30/19	$13,814	$15,460	$14,064
07/31/19	$13,841	$15,682	$14,121
08/31/19	$13,725	$15,434	$13,985
09/30/19	$13,896	$15,723	$14,171
10/31/19	$14,189	$16,063	$14,469
11/30/19	$14,503	$16,646	$14,799
12/31/19	$14,851	$17,149	$15,182
01/31/20	$14,810	$17,142	$15,159
02/29/20	$13,982	$15,731	$14,276
03/31/20	$12,394	$13,788	$12,683
04/30/20	$13,584	$15,555	$13,909
05/31/20	$14,141	$16,296	$14,467
06/30/20	$14,557	$16,620	$14,875
07/31/20	$15,230	$17,558	$15,593
08/31/20	$15,914	$18,820	$16,310
09/30/20	$15,533	$18,105	$15,902
10/31/20	$15,199	$17,623	$15,584
11/30/20	$16,852	$19,552	$17,298
12/31/20	$17,555	$20,304	$18,031
01/31/21	$17,462	$20,099	$17,953
02/28/21	$17,760	$20,653	$18,259
03/31/21	$18,009	$21,558	$18,525
04/30/21	$18,673	$22,708	$19,215
05/31/21	$18,897	$22,867	$19,463
06/30/21	$19,133	$23,401	$19,711
07/31/21	$19,247	$23,956	$19,832
08/31/21	$19,604	$24,685	$20,217
09/30/21	$18,877	$23,537	$19,510
10/31/21	$19,661	$25,186	$20,293
11/30/21	$19,190	$25,011	$19,842
12/31/21	$19,764	$26,132	$20,438
01/31/22	$18,868	$24,780	$19,440
02/28/22	$18,437	$24,038	$19,068
03/31/22	$18,540	$24,931	$19,204
04/30/22	$17,125	$22,757	$17,772
05/31/22	$17,177	$22,798	$17,770
06/30/22	$15,930	$20,916	$16,482
07/31/22	$16,920	$22,845	$17,501
08/31/22	$16,303	$21,913	$16,908
09/30/22	$14,850	$19,895	$15,406
10/31/22	$15,493	$21,506	$16,064
11/30/22	$16,650	$22,708	$17,212
12/31/22	$16,046	$21,399	$16,665
01/31/23	$17,193	$22,744	$17,821
02/28/23	$16,667	$22,189	$17,315
03/31/23	$17,072	$23,004	$17,716
04/30/23	$17,234	$23,363	$17,890
05/31/23	$16,977	$23,464	$17,642
06/30/23	$17,773	$25,015	$18,466
07/31/23	$18,273	$25,818	$19,012
08/31/23	$17,760	$25,407	$18,480
09/30/23	$16,991	$24,196	$17,692
10/31/23	$16,410	$23,687	$17,068
11/30/23	$17,814	$25,850	$18,567
12/31/23	$18,810	$27,025	$19,630
01/31/24	$18,740	$27,479	$19,571
02/29/24	$19,298	$28,946	$20,144
03/31/24	$19,814	$29,878	$20,699
04/30/24	$19,075	$28,657	$19,962
05/31/24	$19,800	$30,078	$20,664
06/30/24	$20,051	$31,157	$20,957
07/31/24	$20,553	$31,537	$21,491
08/31/24	$20,971	$32,302	$21,950
09/30/24	$21,403	$32,992	$22,426
10/31/24	$20,804	$32,692	$21,825
11/30/24	$21,529	$34,611	$22,557
12/31/24	$20,848	$33,786	$21,881
01/31/25	$21,416	$34,727	$22,495
02/28/25	$21,474	$34,274	$22,506
03/31/25	$20,877	$32,343	$21,874
04/30/25	$21,022	$32,124	$22,065
05/31/25	$21,867	$34,146	$22,967
06/30/25	$22,727	$35,882	$23,872
07/31/25	$22,858	$36,687	$24,061
08/31/25	$23,441	$37,431	$24,646
09/30/25	$24,140	$38,797	$25,397
10/31/25	$24,533	$39,706	$25,826
11/30/25	$24,592	$39,803	$25,889
12/31/25	$24,741	$39,827	$26,078

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSAKXFootnote Reference(1)	18.68%	7.10%	9.48%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2040 Composite Index	19.18%	7.66%	10.06%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 3,294,400,216
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$3,294,400,216 Number of Portfolio Holdings7 Portfolio Turnover Rate19% Total Advisory Fees Paid$0
Holdings [Text Block]

Asset Allocation

Asset Types	%
Domestic Equity	43.3%
International Equity	32.2%
Domestic Fixed Income	24.3%
Short-Term Investments	0.2%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	35.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	32.2%
State Street Aggregate Bond Index Portfolio	12.0%
State Street SPDR Portfolio Long Term Treasury ETF	9.8%
State Street Small/Mid Cap Equity Index Portfolio	7.6%
State Street SPDR Bloomberg High Yield Bond ETF	2.5%

Material Fund Change [Text Block]
C000143880
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2040 Fund
Class Name	Class I
Trading Symbol	SSCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2040 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.20%

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSCNX	S&P 500 Index	State Street Target Retirement 2040 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,547	$9,504	$9,504
02/29/16	$9,526	$9,491	$9,502
03/31/16	$10,144	$10,135	$10,118
04/30/16	$10,268	$10,174	$10,244
05/31/16	$10,319	$10,357	$10,292
06/30/16	$10,371	$10,384	$10,318
07/31/16	$10,762	$10,766	$10,743
08/31/16	$10,793	$10,782	$10,775
09/30/16	$10,855	$10,784	$10,819
10/31/16	$10,597	$10,587	$10,582
11/30/16	$10,711	$10,979	$10,691
12/31/16	$10,900	$11,196	$10,887
01/31/17	$11,131	$11,408	$11,131
02/28/17	$11,424	$11,861	$11,418
03/31/17	$11,508	$11,875	$11,511
04/30/17	$11,676	$11,997	$11,680
05/31/17	$11,875	$12,166	$11,883
06/30/17	$11,959	$12,242	$11,967
07/31/17	$12,221	$12,494	$12,219
08/31/17	$12,284	$12,532	$12,293
09/30/17	$12,504	$12,790	$12,512
10/31/17	$12,724	$13,089	$12,727
11/30/17	$12,975	$13,490	$12,971
12/31/17	$13,145	$13,640	$13,153
01/31/18	$13,681	$14,421	$13,690
02/28/18	$13,134	$13,890	$13,166
03/31/18	$13,027	$13,537	$13,015
04/30/18	$13,048	$13,589	$13,076
05/31/18	$13,198	$13,916	$13,218
06/30/18	$13,177	$14,002	$13,188
07/31/18	$13,477	$14,523	$13,484
08/31/18	$13,659	$14,996	$13,675
09/30/18	$13,627	$15,081	$13,646
10/31/18	$12,683	$14,050	$12,693
11/30/18	$12,887	$14,337	$12,894
12/31/18	$12,164	$13,042	$12,166
01/31/19	$13,043	$14,087	$13,043
02/28/19	$13,347	$14,540	$13,364
03/31/19	$13,539	$14,822	$13,547
04/30/19	$13,911	$15,422	$13,917
05/31/19	$13,302	$14,442	$13,304
06/30/19	$14,058	$15,460	$14,064
07/31/19	$14,091	$15,682	$14,121
08/31/19	$13,979	$15,434	$13,985
09/30/19	$14,159	$15,723	$14,171
10/31/19	$14,463	$16,063	$14,469
11/30/19	$14,790	$16,646	$14,799
12/31/19	$15,161	$17,149	$15,182
01/31/20	$15,113	$17,142	$15,159
02/29/20	$14,274	$15,731	$14,276
03/31/20	$12,656	$13,788	$12,683
04/30/20	$13,879	$15,555	$13,909
05/31/20	$14,454	$16,296	$14,467
06/30/20	$14,886	$16,620	$14,875
07/31/20	$15,581	$17,558	$15,593
08/31/20	$16,288	$18,820	$16,310
09/30/20	$15,904	$18,105	$15,902
10/31/20	$15,569	$17,623	$15,584
11/30/20	$17,271	$19,552	$17,298
12/31/20	$17,996	$20,304	$18,031
01/31/21	$17,908	$20,099	$17,953
02/28/21	$18,209	$20,653	$18,259
03/31/21	$18,485	$21,558	$18,525
04/30/21	$19,150	$22,708	$19,215
05/31/21	$19,388	$22,867	$19,463
06/30/21	$19,651	$23,401	$19,711
07/31/21	$19,764	$23,956	$19,832
08/31/21	$19,965	$24,685	$20,217
09/30/21	$19,225	$23,537	$19,510
10/31/21	$20,015	$25,186	$20,293
11/30/21	$19,551	$25,011	$19,842
12/31/21	$20,111	$26,132	$20,438
01/31/22	$19,197	$24,780	$19,440
02/28/22	$18,774	$24,038	$19,068
03/31/22	$18,880	$24,931	$19,204
04/30/22	$17,450	$22,757	$17,772
05/31/22	$17,503	$22,798	$17,770
06/30/22	$16,245	$20,916	$16,482
07/31/22	$17,251	$22,845	$17,501
08/31/22	$16,629	$21,913	$16,908
09/30/22	$15,146	$19,895	$15,406
10/31/22	$15,821	$21,506	$16,064
11/30/22	$17,000	$22,708	$17,212
12/31/22	$16,389	$21,399	$16,665
01/31/23	$17,561	$22,744	$17,821
02/28/23	$17,031	$22,189	$17,315
03/31/23	$17,450	$23,004	$17,716
04/30/23	$17,617	$23,363	$17,890
05/31/23	$17,366	$23,464	$17,642
06/30/23	$18,176	$25,015	$18,466
07/31/23	$18,706	$25,818	$19,012
08/31/23	$18,176	$25,407	$18,480
09/30/23	$17,408	$24,196	$17,692
10/31/23	$16,807	$23,687	$17,068
11/30/23	$18,259	$25,850	$18,567
12/31/23	$19,281	$27,025	$19,630
01/31/24	$19,209	$27,479	$19,571
02/29/24	$19,788	$28,946	$20,144
03/31/24	$20,324	$29,878	$20,699
04/30/24	$19,571	$28,657	$19,962
05/31/24	$20,324	$30,078	$20,664
06/30/24	$20,570	$31,157	$20,957
07/31/24	$21,092	$31,537	$21,491
08/31/24	$21,541	$32,302	$21,950
09/30/24	$22,005	$32,992	$22,426
10/31/24	$21,382	$32,692	$21,825
11/30/24	$22,135	$34,611	$22,557
12/31/24	$21,449	$33,786	$21,881
01/31/25	$22,042	$34,727	$22,495
02/28/25	$22,102	$34,274	$22,506
03/31/25	$21,494	$32,343	$21,874
04/30/25	$21,646	$32,124	$22,065
05/31/25	$22,528	$34,146	$22,967
06/30/25	$23,410	$35,882	$23,872
07/31/25	$23,546	$36,687	$24,061
08/31/25	$24,170	$37,431	$24,646
09/30/25	$24,899	$38,797	$25,397
10/31/25	$25,325	$39,706	$25,826
11/30/25	$25,371	$39,803	$25,889
12/31/25	$25,527	$39,827	$26,078

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSCNX	19.02%	7.24%	9.82%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2040 Composite Index	19.18%	7.66%	10.06%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 3,294,400,216
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$3,294,400,216 Number of Portfolio Holdings7 Portfolio Turnover Rate19% Total Advisory Fees Paid$0
Holdings [Text Block]

Asset Allocation

Asset Types	%
Domestic Equity	43.3%
International Equity	32.2%
Domestic Fixed Income	24.3%
Short-Term Investments	0.2%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	35.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	32.2%
State Street Aggregate Bond Index Portfolio	12.0%
State Street SPDR Portfolio Long Term Treasury ETF	9.8%
State Street Small/Mid Cap Equity Index Portfolio	7.6%
State Street SPDR Bloomberg High Yield Bond ETF	2.5%

Material Fund Change [Text Block]
C000143881
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2040 Fund
Class Name	Class K
Trading Symbol	SSCQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2040 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$7	0.06%

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSCQX	S&P 500 Index	State Street Target Retirement 2040 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,547	$9,504	$9,504
02/29/16	$9,516	$9,491	$9,502
03/31/16	$10,134	$10,135	$10,118
04/30/16	$10,267	$10,174	$10,244
05/31/16	$10,309	$10,357	$10,292
06/30/16	$10,370	$10,384	$10,318
07/31/16	$10,751	$10,766	$10,743
08/31/16	$10,782	$10,782	$10,775
09/30/16	$10,844	$10,784	$10,819
10/31/16	$10,586	$10,587	$10,582
11/30/16	$10,700	$10,979	$10,691
12/31/16	$10,889	$11,196	$10,887
01/31/17	$11,130	$11,408	$11,131
02/28/17	$11,412	$11,861	$11,418
03/31/17	$11,507	$11,875	$11,511
04/30/17	$11,674	$11,997	$11,680
05/31/17	$11,873	$12,166	$11,883
06/30/17	$11,957	$12,242	$11,967
07/31/17	$12,208	$12,494	$12,219
08/31/17	$12,281	$12,532	$12,293
09/30/17	$12,501	$12,790	$12,512
10/31/17	$12,721	$13,089	$12,727
11/30/17	$12,973	$13,490	$12,971
12/31/17	$13,141	$13,640	$13,153
01/31/18	$13,677	$14,421	$13,690
02/28/18	$13,131	$13,890	$13,166
03/31/18	$13,013	$13,537	$13,015
04/30/18	$13,045	$13,589	$13,076
05/31/18	$13,195	$13,916	$13,218
06/30/18	$13,174	$14,002	$13,188
07/31/18	$13,473	$14,523	$13,484
08/31/18	$13,656	$14,996	$13,675
09/30/18	$13,623	$15,081	$13,646
10/31/18	$12,681	$14,050	$12,693
11/30/18	$12,884	$14,337	$12,894
12/31/18	$12,153	$13,042	$12,166
01/31/19	$13,043	$14,087	$13,043
02/28/19	$13,347	$14,540	$13,364
03/31/19	$13,538	$14,822	$13,547
04/30/19	$13,910	$15,422	$13,917
05/31/19	$13,302	$14,442	$13,304
06/30/19	$14,056	$15,460	$14,064
07/31/19	$14,090	$15,682	$14,121
08/31/19	$13,978	$15,434	$13,985
09/30/19	$14,158	$15,723	$14,171
10/31/19	$14,462	$16,063	$14,469
11/30/19	$14,789	$16,646	$14,799
12/31/19	$15,150	$17,149	$15,182
01/31/20	$15,114	$17,142	$15,159
02/29/20	$14,276	$15,731	$14,276
03/31/20	$12,659	$13,788	$12,683
04/30/20	$13,880	$15,555	$13,909
05/31/20	$14,455	$16,296	$14,467
06/30/20	$14,886	$16,620	$14,875
07/31/20	$15,581	$17,558	$15,593
08/31/20	$16,288	$18,820	$16,310
09/30/20	$15,904	$18,105	$15,902
10/31/20	$15,569	$17,623	$15,584
11/30/20	$17,270	$19,552	$17,298
12/31/20	$17,997	$20,304	$18,031
01/31/21	$17,909	$20,099	$17,953
02/28/21	$18,223	$20,653	$18,259
03/31/21	$18,486	$21,558	$18,525
04/30/21	$19,175	$22,708	$19,215
05/31/21	$19,413	$22,867	$19,463
06/30/21	$19,664	$23,401	$19,711
07/31/21	$19,789	$23,956	$19,832
08/31/21	$20,165	$24,685	$20,217
09/30/21	$19,426	$23,537	$19,510
10/31/21	$20,241	$25,186	$20,293
11/30/21	$19,764	$25,011	$19,842
12/31/21	$20,364	$26,132	$20,438
01/31/22	$19,449	$24,780	$19,440
02/28/22	$18,998	$24,038	$19,068
03/31/22	$19,117	$24,931	$19,204
04/30/22	$17,672	$22,757	$17,772
05/31/22	$17,739	$22,798	$17,770
06/30/22	$16,453	$20,916	$16,482
07/31/22	$17,487	$22,845	$17,501
08/31/22	$16,850	$21,913	$16,908
09/30/22	$15,352	$19,895	$15,406
10/31/22	$16,028	$21,506	$16,064
11/30/22	$17,235	$22,708	$17,212
12/31/22	$16,617	$21,399	$16,665
01/31/23	$17,806	$22,744	$17,821
02/28/23	$17,274	$22,189	$17,315
03/31/23	$17,694	$23,004	$17,716
04/30/23	$17,875	$23,363	$17,890
05/31/23	$17,610	$23,464	$17,642
06/30/23	$18,449	$25,015	$18,466
07/31/23	$18,980	$25,818	$19,012
08/31/23	$18,449	$25,407	$18,480
09/30/23	$17,666	$24,196	$17,692
10/31/23	$17,064	$23,687	$17,068
11/30/23	$18,533	$25,850	$18,567
12/31/23	$19,578	$27,025	$19,630
01/31/24	$19,506	$27,479	$19,571
02/29/24	$20,101	$28,946	$20,144
03/31/24	$20,639	$29,878	$20,699
04/30/24	$19,883	$28,657	$19,962
05/31/24	$20,653	$30,078	$20,664
06/30/24	$20,915	$31,157	$20,957
07/31/24	$21,437	$31,537	$21,491
08/31/24	$21,888	$32,302	$21,950
09/30/24	$22,367	$32,992	$22,426
10/31/24	$21,742	$32,692	$21,825
11/30/24	$22,498	$34,611	$22,557
12/31/24	$21,811	$33,786	$21,881
01/31/25	$22,406	$34,727	$22,495
02/28/25	$22,482	$34,274	$22,506
03/31/25	$21,857	$32,343	$21,874
04/30/25	$22,025	$32,124	$22,065
05/31/25	$22,909	$34,146	$22,967
06/30/25	$23,825	$35,882	$23,872
07/31/25	$23,977	$36,687	$24,061
08/31/25	$24,587	$37,431	$24,646
09/30/25	$25,350	$38,797	$25,397
10/31/25	$25,762	$39,706	$25,826
11/30/25	$25,823	$39,803	$25,889
12/31/25	$26,003	$39,827	$26,078

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSCQX	19.22%	7.64%	10.03%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2040 Composite Index	19.18%	7.66%	10.06%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 3,294,400,216
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$3,294,400,216 Number of Portfolio Holdings7 Portfolio Turnover Rate19% Total Advisory Fees Paid$0
Holdings [Text Block]

Asset Allocation

Asset Types	%
Domestic Equity	43.3%
International Equity	32.2%
Domestic Fixed Income	24.3%
Short-Term Investments	0.2%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	35.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	32.2%
State Street Aggregate Bond Index Portfolio	12.0%
State Street SPDR Portfolio Long Term Treasury ETF	9.8%
State Street Small/Mid Cap Equity Index Portfolio	7.6%
State Street SPDR Bloomberg High Yield Bond ETF	2.5%

Material Fund Change [Text Block]
C000232299
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2045 Fund
Class Name	Class R3
Trading Symbol	SSAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2045 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$61	0.56%

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSAOX	S&P 500 Index	State Street Target Retirement 2045 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,508	$9,504	$9,478
02/29/16	$9,474	$9,491	$9,472
03/31/16	$10,112	$10,135	$10,108
04/30/16	$10,243	$10,174	$10,239
05/31/16	$10,290	$10,357	$10,288
06/30/16	$10,338	$10,384	$10,306
07/31/16	$10,726	$10,766	$10,746
08/31/16	$10,753	$10,782	$10,782
09/30/16	$10,821	$10,784	$10,829
10/31/16	$10,548	$10,587	$10,585
11/30/16	$10,678	$10,979	$10,716
12/31/16	$10,877	$11,196	$10,921
01/31/17	$11,114	$11,408	$11,175
02/28/17	$11,403	$11,861	$11,471
03/31/17	$11,493	$11,875	$11,569
04/30/17	$11,666	$11,997	$11,743
05/31/17	$11,861	$12,166	$11,948
06/30/17	$11,939	$12,242	$12,040
07/31/17	$12,207	$12,494	$12,303
08/31/17	$12,264	$12,532	$12,373
09/30/17	$12,500	$12,790	$12,613
10/31/17	$12,714	$13,089	$12,840
11/30/17	$12,970	$13,490	$13,099
12/31/17	$13,145	$13,640	$13,288
01/31/18	$13,717	$14,421	$13,867
02/28/18	$13,145	$13,890	$13,316
03/31/18	$13,022	$13,537	$13,155
04/30/18	$13,049	$13,589	$13,227
05/31/18	$13,214	$13,916	$13,376
06/30/18	$13,177	$14,002	$13,346
07/31/18	$13,480	$14,523	$13,659
08/31/18	$13,667	$14,996	$13,859
09/30/18	$13,640	$15,081	$13,830
10/31/18	$12,632	$14,050	$12,809
11/30/18	$12,830	$14,337	$13,019
12/31/18	$12,040	$13,042	$12,216
01/31/19	$12,963	$14,087	$13,149
02/28/19	$13,282	$14,540	$13,496
03/31/19	$13,455	$14,822	$13,668
04/30/19	$13,840	$15,422	$14,064
05/31/19	$13,176	$14,442	$13,388
06/30/19	$13,951	$15,460	$14,190
07/31/19	$13,979	$15,682	$14,249
08/31/19	$13,817	$15,434	$14,068
09/30/19	$14,012	$15,723	$14,272
10/31/19	$14,307	$16,063	$14,588
11/30/19	$14,657	$16,646	$14,943
12/31/19	$15,035	$17,149	$15,353
01/31/20	$14,957	$17,142	$15,305
02/29/20	$14,053	$15,731	$14,337
03/31/20	$12,324	$13,788	$12,606
04/30/20	$13,570	$15,555	$13,890
05/31/20	$14,177	$16,296	$14,485
06/30/20	$14,608	$16,620	$14,915
07/31/20	$15,309	$17,558	$15,662
08/31/20	$16,045	$18,820	$16,436
09/30/20	$15,638	$18,105	$16,006
10/31/20	$15,313	$17,623	$15,680
11/30/20	$17,072	$19,552	$17,519
12/31/20	$17,844	$20,304	$18,311
01/31/21	$17,762	$20,099	$18,247
02/28/21	$18,098	$20,653	$18,604
03/31/21	$18,384	$21,558	$18,896
04/30/21	$19,085	$22,708	$19,629
05/31/21	$19,309	$22,867	$19,890
06/30/21	$19,569	$23,401	$20,150
07/31/21	$19,659	$23,956	$20,255
08/31/21	$20,053	$24,685	$20,672
09/30/21	$19,289	$23,537	$19,920
10/31/21	$20,121	$25,186	$20,764
11/30/21	$19,601	$25,011	$20,256
12/31/21	$20,210	$26,132	$20,896
01/31/22	$19,242	$24,780	$19,830
02/28/22	$18,801	$24,038	$19,447
03/31/22	$18,941	$24,931	$19,625
04/30/22	$17,458	$22,757	$18,116
05/31/22	$17,496	$22,798	$18,103
06/30/22	$16,166	$20,916	$16,723
07/31/22	$17,215	$22,845	$17,798
08/31/22	$16,575	$21,913	$17,195
09/30/22	$15,053	$19,895	$15,621
10/31/22	$15,770	$21,506	$16,347
11/30/22	$16,972	$22,708	$17,540
12/31/22	$16,339	$21,399	$16,956
01/31/23	$17,533	$22,744	$18,180
02/28/23	$17,010	$22,189	$17,665
03/31/23	$17,399	$23,004	$18,054
04/30/23	$17,560	$23,363	$18,227
05/31/23	$17,292	$23,464	$17,972
06/30/23	$18,164	$25,015	$18,872
07/31/23	$18,728	$25,818	$19,476
08/31/23	$18,164	$25,407	$18,899
09/30/23	$17,359	$24,196	$18,076
10/31/23	$16,741	$23,687	$17,409
11/30/23	$18,232	$25,850	$18,987
12/31/23	$19,272	$27,025	$20,106
01/31/24	$19,189	$27,479	$20,037
02/29/24	$19,826	$28,946	$20,685
03/31/24	$20,366	$29,878	$21,279
04/30/24	$19,590	$28,657	$20,500
05/31/24	$20,366	$30,078	$21,244
06/30/24	$20,615	$31,157	$21,542
07/31/24	$21,141	$31,537	$22,107
08/31/24	$21,584	$32,302	$22,583
09/30/24	$22,041	$32,992	$23,083
10/31/24	$21,418	$32,692	$22,463
11/30/24	$22,207	$34,611	$23,272
12/31/24	$21,474	$33,786	$22,536
01/31/25	$22,110	$34,727	$23,212
02/28/25	$22,110	$34,274	$23,174
03/31/25	$21,460	$32,343	$22,473
04/30/25	$21,619	$32,124	$22,682
05/31/25	$22,559	$34,146	$23,691
06/30/25	$23,484	$35,882	$24,664
07/31/25	$23,643	$36,687	$24,879
08/31/25	$24,280	$37,431	$25,517
09/30/25	$25,032	$38,797	$26,328
10/31/25	$25,465	$39,706	$26,794
11/30/25	$25,509	$39,803	$26,850
12/31/25	$25,691	$39,827	$27,061

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSAOXFootnote Reference(1)	19.64%	7.56%	9.90%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2045 Composite Index	20.08%	8.12%	10.47%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 3,074,034,911
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$3,074,034,911 Number of Portfolio Holdings7 Portfolio Turnover Rate18% Total Advisory Fees Paid$0
Holdings [Text Block]

Asset Allocation

Asset Types	%
Domestic Equity	47.0%
International Equity	35.0%
Domestic Fixed Income	17.8%
Short-Term Investments	0.3%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	37.6%
State Street Global All Cap Equity ex-U.S. Index Portfolio	35.0%
State Street SPDR Portfolio Long Term Treasury ETF	9.8%
State Street Small/Mid Cap Equity Index Portfolio	9.5%
State Street Aggregate Bond Index Portfolio	8.0%

Material Fund Change [Text Block]
C000143884
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2045 Fund
Class Name	Class I
Trading Symbol	SSDDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2045 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.21%

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSDDX	S&P 500 Index	State Street Target Retirement 2045 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,523	$9,504	$9,478
02/29/16	$9,492	$9,491	$9,472
03/31/16	$10,124	$10,135	$10,108
04/30/16	$10,270	$10,174	$10,239
05/31/16	$10,311	$10,357	$10,288
06/30/16	$10,363	$10,384	$10,306
07/31/16	$10,768	$10,766	$10,746
08/31/16	$10,799	$10,782	$10,782
09/30/16	$10,861	$10,784	$10,829
10/31/16	$10,602	$10,587	$10,585
11/30/16	$10,726	$10,979	$10,716
12/31/16	$10,931	$11,196	$10,921
01/31/17	$11,184	$11,408	$11,175
02/28/17	$11,469	$11,861	$11,471
03/31/17	$11,575	$11,875	$11,569
04/30/17	$11,744	$11,997	$11,743
05/31/17	$11,944	$12,166	$11,948
06/30/17	$12,039	$12,242	$12,040
07/31/17	$12,303	$12,494	$12,303
08/31/17	$12,366	$12,532	$12,373
09/30/17	$12,609	$12,790	$12,613
10/31/17	$12,830	$13,089	$12,840
11/30/17	$13,094	$13,490	$13,099
12/31/17	$13,276	$13,640	$13,288
01/31/18	$13,860	$14,421	$13,867
02/28/18	$13,287	$13,890	$13,316
03/31/18	$13,179	$13,537	$13,155
04/30/18	$13,212	$13,589	$13,227
05/31/18	$13,374	$13,916	$13,376
06/30/18	$13,341	$14,002	$13,346
07/31/18	$13,654	$14,523	$13,659
08/31/18	$13,849	$14,996	$13,859
09/30/18	$13,827	$15,081	$13,830
10/31/18	$12,812	$14,050	$12,809
11/30/18	$13,017	$14,337	$13,019
12/31/18	$12,219	$13,042	$12,216
01/31/19	$13,161	$14,087	$13,149
02/28/19	$13,490	$14,540	$13,496
03/31/19	$13,672	$14,822	$13,668
04/30/19	$14,069	$15,422	$14,064
05/31/19	$13,399	$14,442	$13,388
06/30/19	$14,193	$15,460	$14,190
07/31/19	$14,228	$15,682	$14,249
08/31/19	$14,069	$15,434	$14,068
09/30/19	$14,273	$15,723	$14,272
10/31/19	$14,579	$16,063	$14,588
11/30/19	$14,931	$16,646	$14,943
12/31/19	$15,329	$17,149	$15,353
01/31/20	$15,256	$17,142	$15,305
02/29/20	$14,341	$15,731	$14,337
03/31/20	$12,581	$13,788	$12,606
04/30/20	$13,859	$15,555	$13,890
05/31/20	$14,485	$16,296	$14,485
06/30/20	$14,931	$16,620	$14,915
07/31/20	$15,654	$17,558	$15,662
08/31/20	$16,413	$18,820	$16,436
09/30/20	$16,016	$18,105	$16,006
10/31/20	$15,678	$17,623	$15,680
11/30/20	$17,498	$19,552	$17,519
12/31/20	$18,281	$20,304	$18,311
01/31/21	$18,206	$20,099	$18,247
02/28/21	$18,557	$20,653	$18,604
03/31/21	$18,845	$21,558	$18,896
04/30/21	$19,560	$22,708	$19,629
05/31/21	$19,811	$22,867	$19,890
06/30/21	$20,086	$23,401	$20,150
07/31/21	$20,187	$23,956	$20,255
08/31/21	$20,488	$24,685	$20,672
09/30/21	$19,710	$23,537	$19,920
10/31/21	$20,575	$25,186	$20,764
11/30/21	$20,049	$25,011	$20,256
12/31/21	$20,672	$26,132	$20,896
01/31/22	$19,686	$24,780	$19,830
02/28/22	$19,239	$24,038	$19,447
03/31/22	$19,383	$24,931	$19,625
04/30/22	$17,871	$22,757	$18,116
05/31/22	$17,924	$22,798	$18,103
06/30/22	$16,569	$20,916	$16,723
07/31/22	$17,634	$22,845	$17,798
08/31/22	$16,990	$21,913	$17,195
09/30/22	$15,438	$19,895	$15,621
10/31/22	$16,175	$21,506	$16,347
11/30/22	$17,424	$22,708	$17,540
12/31/22	$16,760	$21,399	$16,956
01/31/23	$18,007	$22,744	$18,180
02/28/23	$17,467	$22,189	$17,665
03/31/23	$17,869	$23,004	$18,054
04/30/23	$18,049	$23,363	$18,227
05/31/23	$17,772	$23,464	$17,972
06/30/23	$18,687	$25,015	$18,872
07/31/23	$19,255	$25,818	$19,476
08/31/23	$18,687	$25,407	$18,899
09/30/23	$17,869	$24,196	$18,076
10/31/23	$17,245	$23,687	$17,409
11/30/23	$18,770	$25,850	$18,987
12/31/23	$19,853	$27,025	$20,106
01/31/24	$19,767	$27,479	$20,037
02/29/24	$20,427	$28,946	$20,685
03/31/24	$21,001	$29,878	$21,279
04/30/24	$20,212	$28,657	$20,500
05/31/24	$21,001	$30,078	$21,244
06/30/24	$21,260	$31,157	$21,542
07/31/24	$21,819	$31,537	$22,107
08/31/24	$22,279	$32,302	$22,583
09/30/24	$22,767	$32,992	$23,083
10/31/24	$22,121	$32,692	$22,463
11/30/24	$22,954	$34,611	$23,272
12/31/24	$22,203	$33,786	$22,536
01/31/25	$22,850	$34,727	$23,212
02/28/25	$22,880	$34,274	$23,174
03/31/25	$22,203	$32,343	$22,473
04/30/25	$22,368	$32,124	$22,682
05/31/25	$23,362	$34,146	$23,691
06/30/25	$24,325	$35,882	$24,664
07/31/25	$24,476	$36,687	$24,879
08/31/25	$25,153	$37,431	$25,517
09/30/25	$25,951	$38,797	$26,328
10/31/25	$26,402	$39,706	$26,794
11/30/25	$26,463	$39,803	$26,850
12/31/25	$26,628	$39,827	$27,061

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSDDX	19.93%	7.81%	10.29%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2045 Composite Index	20.08%	8.12%	10.47%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 3,074,034,911
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$3,074,034,911 Number of Portfolio Holdings7 Portfolio Turnover Rate18% Total Advisory Fees Paid$0
Holdings [Text Block]

Asset Allocation

Asset Types	%
Domestic Equity	47.0%
International Equity	35.0%
Domestic Fixed Income	17.8%
Short-Term Investments	0.3%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	37.6%
State Street Global All Cap Equity ex-U.S. Index Portfolio	35.0%
State Street SPDR Portfolio Long Term Treasury ETF	9.8%
State Street Small/Mid Cap Equity Index Portfolio	9.5%
State Street Aggregate Bond Index Portfolio	8.0%

Material Fund Change [Text Block]
C000143885
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2045 Fund
Class Name	Class K
Trading Symbol	SSDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2045 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$7	0.06%

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSDEX	S&P 500 Index	State Street Target Retirement 2045 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,512	$9,504	$9,478
02/29/16	$9,481	$9,491	$9,472
03/31/16	$10,124	$10,135	$10,108
04/30/16	$10,259	$10,174	$10,239
05/31/16	$10,311	$10,357	$10,288
06/30/16	$10,363	$10,384	$10,306
07/31/16	$10,757	$10,766	$10,746
08/31/16	$10,788	$10,782	$10,782
09/30/16	$10,861	$10,784	$10,829
10/31/16	$10,591	$10,587	$10,585
11/30/16	$10,726	$10,979	$10,716
12/31/16	$10,931	$11,196	$10,921
01/31/17	$11,174	$11,408	$11,175
02/28/17	$11,469	$11,861	$11,471
03/31/17	$11,564	$11,875	$11,569
04/30/17	$11,744	$11,997	$11,743
05/31/17	$11,944	$12,166	$11,948
06/30/17	$12,028	$12,242	$12,040
07/31/17	$12,303	$12,494	$12,303
08/31/17	$12,366	$12,532	$12,373
09/30/17	$12,609	$12,790	$12,613
10/31/17	$12,830	$13,089	$12,840
11/30/17	$13,094	$13,490	$13,099
12/31/17	$13,276	$13,640	$13,288
01/31/18	$13,860	$14,421	$13,867
02/28/18	$13,287	$13,890	$13,316
03/31/18	$13,168	$13,537	$13,155
04/30/18	$13,201	$13,589	$13,227
05/31/18	$13,374	$13,916	$13,376
06/30/18	$13,341	$14,002	$13,346
07/31/18	$13,654	$14,523	$13,659
08/31/18	$13,849	$14,996	$13,859
09/30/18	$13,827	$15,081	$13,830
10/31/18	$12,812	$14,050	$12,809
11/30/18	$13,017	$14,337	$13,019
12/31/18	$12,222	$13,042	$12,216
01/31/19	$13,163	$14,087	$13,149
02/28/19	$13,493	$14,540	$13,496
03/31/19	$13,674	$14,822	$13,668
04/30/19	$14,071	$15,422	$14,064
05/31/19	$13,402	$14,442	$13,388
06/30/19	$14,196	$15,460	$14,190
07/31/19	$14,230	$15,682	$14,249
08/31/19	$14,071	$15,434	$14,068
09/30/19	$14,276	$15,723	$14,272
10/31/19	$14,582	$16,063	$14,588
11/30/19	$14,945	$16,646	$14,943
12/31/19	$15,337	$17,149	$15,353
01/31/20	$15,264	$17,142	$15,305
02/29/20	$14,348	$15,731	$14,337
03/31/20	$12,588	$13,788	$12,606
04/30/20	$13,866	$15,555	$13,890
05/31/20	$14,493	$16,296	$14,485
06/30/20	$14,939	$16,620	$14,915
07/31/20	$15,662	$17,558	$15,662
08/31/20	$16,422	$18,820	$16,436
09/30/20	$16,012	$18,105	$16,006
10/31/20	$15,686	$17,623	$15,680
11/30/20	$17,495	$19,552	$17,519
12/31/20	$18,293	$20,304	$18,311
01/31/21	$18,218	$20,099	$18,247
02/28/21	$18,569	$20,653	$18,604
03/31/21	$18,870	$21,558	$18,896
04/30/21	$19,598	$22,708	$19,629
05/31/21	$19,837	$22,867	$19,890
06/30/21	$20,113	$23,401	$20,150
07/31/21	$20,213	$23,956	$20,255
08/31/21	$20,627	$24,685	$20,672
09/30/21	$19,849	$23,537	$19,920
10/31/21	$20,715	$25,186	$20,764
11/30/21	$20,188	$25,011	$20,256
12/31/21	$20,824	$26,132	$20,896
01/31/22	$19,835	$24,780	$19,830
02/28/22	$19,386	$24,038	$19,447
03/31/22	$19,545	$24,931	$19,625
04/30/22	$18,015	$22,757	$18,116
05/31/22	$18,068	$22,798	$18,103
06/30/22	$16,696	$20,916	$16,723
07/31/22	$17,791	$22,845	$17,798
08/31/22	$17,144	$21,913	$17,195
09/30/22	$15,575	$19,895	$15,621
10/31/22	$16,327	$21,506	$16,347
11/30/22	$17,566	$22,708	$17,540
12/31/22	$16,920	$21,399	$16,956
01/31/23	$18,172	$22,744	$18,180
02/28/23	$17,630	$22,189	$17,665
03/31/23	$18,033	$23,004	$18,054
04/30/23	$18,214	$23,363	$18,227
05/31/23	$17,950	$23,464	$17,972
06/30/23	$18,854	$25,015	$18,872
07/31/23	$19,452	$25,818	$19,476
08/31/23	$18,868	$25,407	$18,899
09/30/23	$18,047	$24,196	$18,076
10/31/23	$17,407	$23,687	$17,409
11/30/23	$18,965	$25,850	$18,987
12/31/23	$20,060	$27,025	$20,106
01/31/24	$19,973	$27,479	$20,037
02/29/24	$20,651	$28,946	$20,685
03/31/24	$21,228	$29,878	$21,279
04/30/24	$20,420	$28,657	$20,500
05/31/24	$21,242	$30,078	$21,244
06/30/24	$21,502	$31,157	$21,542
07/31/24	$22,064	$31,537	$22,107
08/31/24	$22,526	$32,302	$22,583
09/30/24	$23,016	$32,992	$23,083
10/31/24	$22,381	$32,692	$22,463
11/30/24	$23,218	$34,611	$23,272
12/31/24	$22,467	$33,786	$22,536
01/31/25	$23,133	$34,727	$23,212
02/28/25	$23,148	$34,274	$23,174
03/31/25	$22,467	$32,343	$22,473
04/30/25	$22,649	$32,124	$22,682
05/31/25	$23,648	$34,146	$23,691
06/30/25	$24,617	$35,882	$24,664
07/31/25	$24,798	$36,687	$24,879
08/31/25	$25,480	$37,431	$25,517
09/30/25	$26,282	$38,797	$26,328
10/31/25	$26,736	$39,706	$26,794
11/30/25	$26,797	$39,803	$26,850
12/31/25	$27,002	$39,827	$27,061

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSDEX	20.19%	8.10%	10.44%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2045 Composite Index	20.08%	8.12%	10.47%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 3,074,034,911
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$3,074,034,911 Number of Portfolio Holdings7 Portfolio Turnover Rate18% Total Advisory Fees Paid$0
Holdings [Text Block]

Asset Allocation

Asset Types	%
Domestic Equity	47.0%
International Equity	35.0%
Domestic Fixed Income	17.8%
Short-Term Investments	0.3%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	37.6%
State Street Global All Cap Equity ex-U.S. Index Portfolio	35.0%
State Street SPDR Portfolio Long Term Treasury ETF	9.8%
State Street Small/Mid Cap Equity Index Portfolio	9.5%
State Street Aggregate Bond Index Portfolio	8.0%

Material Fund Change [Text Block]
C000232290
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2050 Fund
Class Name	Class R3
Trading Symbol	SSAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2050 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$62	0.56%

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSAUX	S&P 500 Index	State Street Target Retirement 2050 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,517	$9,504	$9,478
02/29/16	$9,482	$9,491	$9,472
03/31/16	$10,112	$10,135	$10,108
04/30/16	$10,243	$10,174	$10,239
05/31/16	$10,291	$10,357	$10,288
06/30/16	$10,339	$10,384	$10,306
07/31/16	$10,729	$10,766	$10,746
08/31/16	$10,755	$10,782	$10,782
09/30/16	$10,824	$10,784	$10,829
10/31/16	$10,549	$10,587	$10,585
11/30/16	$10,680	$10,979	$10,716
12/31/16	$10,881	$11,196	$10,921
01/31/17	$11,118	$11,408	$11,175
02/28/17	$11,409	$11,861	$11,471
03/31/17	$11,499	$11,875	$11,569
04/30/17	$11,662	$11,997	$11,743
05/31/17	$11,868	$12,166	$11,948
06/30/17	$11,947	$12,242	$12,040
07/31/17	$12,204	$12,494	$12,303
08/31/17	$12,273	$12,532	$12,373
09/30/17	$12,499	$12,790	$12,613
10/31/17	$12,724	$13,089	$12,840
11/30/17	$12,981	$13,490	$13,099
12/31/17	$13,146	$13,640	$13,288
01/31/18	$13,720	$14,421	$13,867
02/28/18	$13,135	$13,890	$13,316
03/31/18	$13,022	$13,537	$13,155
04/30/18	$13,049	$13,589	$13,228
05/31/18	$13,205	$13,916	$13,377
06/30/18	$13,178	$14,002	$13,346
07/31/18	$13,483	$14,523	$13,661
08/31/18	$13,670	$14,996	$13,862
09/30/18	$13,643	$15,081	$13,833
10/31/18	$12,621	$14,050	$12,803
11/30/18	$12,829	$14,337	$13,014
12/31/18	$12,017	$13,042	$12,201
01/31/19	$12,955	$14,087	$13,144
02/28/19	$13,276	$14,540	$13,495
03/31/19	$13,450	$14,822	$13,664
04/30/19	$13,837	$15,422	$14,066
05/31/19	$13,158	$14,442	$13,377
06/30/19	$13,937	$15,460	$14,187
07/31/19	$13,976	$15,682	$14,247
08/31/19	$13,802	$15,434	$14,052
09/30/19	$13,998	$15,723	$14,261
10/31/19	$14,305	$16,063	$14,583
11/30/19	$14,657	$16,646	$14,945
12/31/19	$15,044	$17,149	$15,363
01/31/20	$14,954	$17,142	$15,304
02/29/20	$14,029	$15,731	$14,306
03/31/20	$12,246	$13,788	$12,526
04/30/20	$13,517	$15,555	$13,832
05/31/20	$14,131	$16,296	$14,441
06/30/20	$14,578	$16,620	$14,880
07/31/20	$15,298	$17,558	$15,640
08/31/20	$16,053	$18,820	$16,440
09/30/20	$15,642	$18,105	$15,999
10/31/20	$15,302	$17,623	$15,671
11/30/20	$17,139	$19,552	$17,573
12/31/20	$17,928	$20,304	$18,397
01/31/21	$17,858	$20,099	$18,343
02/28/21	$18,234	$20,653	$18,730
03/31/21	$18,523	$21,558	$19,034
04/30/21	$19,244	$22,708	$19,792
05/31/21	$19,483	$22,867	$20,060
06/30/21	$19,747	$23,401	$20,327
07/31/21	$19,825	$23,956	$20,418
08/31/21	$20,236	$24,685	$20,854
09/30/21	$19,438	$23,537	$20,077
10/31/21	$20,317	$25,186	$20,960
11/30/21	$19,754	$25,011	$20,410
12/31/21	$20,401	$26,132	$21,077
01/31/22	$19,384	$24,780	$19,961
02/28/22	$18,929	$24,038	$19,576
03/31/22	$19,097	$24,931	$19,784
04/30/22	$17,571	$22,757	$18,223
05/31/22	$17,610	$22,798	$18,200
06/30/22	$16,213	$20,916	$16,753
07/31/22	$17,299	$22,845	$17,868
08/31/22	$16,653	$21,913	$17,265
09/30/22	$15,089	$19,895	$15,642
10/31/22	$15,851	$21,506	$16,424
11/30/22	$17,093	$22,708	$17,647
12/31/22	$16,412	$21,399	$17,032
01/31/23	$17,675	$22,744	$18,314
02/28/23	$17,145	$22,189	$17,797
03/31/23	$17,512	$23,004	$18,164
04/30/23	$17,675	$23,363	$18,330
05/31/23	$17,403	$23,464	$18,073
06/30/23	$18,341	$25,015	$19,039
07/31/23	$18,939	$25,818	$19,695
08/31/23	$18,341	$25,407	$19,081
09/30/23	$17,526	$24,196	$18,234
10/31/23	$16,873	$23,687	$17,530
11/30/23	$18,409	$25,850	$19,167
12/31/23	$19,505	$27,025	$20,332
01/31/24	$19,393	$27,479	$20,251
02/29/24	$20,105	$28,946	$20,965
03/31/24	$20,677	$29,878	$21,591
04/30/24	$19,882	$28,657	$20,783
05/31/24	$20,677	$30,078	$21,555
06/30/24	$20,914	$31,157	$21,850
07/31/24	$21,472	$31,537	$22,442
08/31/24	$21,919	$32,302	$22,927
09/30/24	$22,393	$32,992	$23,444
10/31/24	$21,765	$32,692	$22,819
11/30/24	$22,630	$34,611	$23,696
12/31/24	$21,842	$33,786	$22,912
01/31/25	$22,525	$34,727	$23,641
02/28/25	$22,496	$34,274	$23,550
03/31/25	$21,784	$32,343	$22,789
04/30/25	$21,943	$32,124	$23,011
05/31/25	$22,975	$34,146	$24,111
06/30/25	$23,949	$35,882	$25,137
07/31/25	$24,123	$36,687	$25,374
08/31/25	$24,806	$37,431	$26,056
09/30/25	$25,606	$38,797	$26,907
10/31/25	$26,056	$39,706	$27,395
11/30/25	$26,085	$39,803	$27,445
12/31/25	$26,293	$39,827	$27,677

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSAUXFootnote Reference(1)	20.38%	7.96%	10.15%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2050 Composite Index	20.80%	8.51%	10.72%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 2,666,361,416
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$2,666,361,416 Number of Portfolio Holdings6 Portfolio Turnover Rate17% Total Advisory Fees Paid$0
Holdings [Text Block]

Asset Allocation

Asset Types	%
Domestic Equity	49.8%
International Equity	37.1%
Domestic Fixed Income	12.8%
Short-Term Investments	0.2%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	37.1%
State Street Small/Mid Cap Equity Index Portfolio	11.5%
State Street SPDR Portfolio Long Term Treasury ETF	9.8%
State Street Aggregate Bond Index Portfolio	3.0%

Material Fund Change [Text Block]
C000143828
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2050 Fund
Class Name	Class I
Trading Symbol	SSDJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2050 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.21%

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSDJX	S&P 500 Index	State Street Target Retirement 2050 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,511	$9,504	$9,478
02/29/16	$9,480	$9,491	$9,472
03/31/16	$10,114	$10,135	$10,108
04/30/16	$10,260	$10,174	$10,239
05/31/16	$10,301	$10,357	$10,288
06/30/16	$10,353	$10,384	$10,306
07/31/16	$10,759	$10,766	$10,746
08/31/16	$10,790	$10,782	$10,782
09/30/16	$10,863	$10,784	$10,829
10/31/16	$10,593	$10,587	$10,585
11/30/16	$10,728	$10,979	$10,716
12/31/16	$10,934	$11,196	$10,921
01/31/17	$11,167	$11,408	$11,175
02/28/17	$11,463	$11,861	$11,471
03/31/17	$11,558	$11,875	$11,569
04/30/17	$11,727	$11,997	$11,743
05/31/17	$11,939	$12,166	$11,948
06/30/17	$12,023	$12,242	$12,040
07/31/17	$12,288	$12,494	$12,303
08/31/17	$12,351	$12,532	$12,373
09/30/17	$12,594	$12,790	$12,613
10/31/17	$12,827	$13,089	$12,840
11/30/17	$13,091	$13,490	$13,099
12/31/17	$13,263	$13,640	$13,288
01/31/18	$13,848	$14,421	$13,867
02/28/18	$13,274	$13,890	$13,316
03/31/18	$13,155	$13,537	$13,155
04/30/18	$13,187	$13,589	$13,228
05/31/18	$13,350	$13,916	$13,377
06/30/18	$13,328	$14,002	$13,346
07/31/18	$13,643	$14,523	$13,661
08/31/18	$13,838	$14,996	$13,862
09/30/18	$13,816	$15,081	$13,833
10/31/18	$12,787	$14,050	$12,803
11/30/18	$12,992	$14,337	$13,014
12/31/18	$12,183	$13,042	$12,201
01/31/19	$13,128	$14,087	$13,144
02/28/19	$13,470	$14,540	$13,495
03/31/19	$13,641	$14,822	$13,664
04/30/19	$14,039	$15,422	$14,066
05/31/19	$13,368	$14,442	$13,377
06/30/19	$14,165	$15,460	$14,187
07/31/19	$14,199	$15,682	$14,247
08/31/19	$14,028	$15,434	$14,052
09/30/19	$14,233	$15,723	$14,261
10/31/19	$14,552	$16,063	$14,583
11/30/19	$14,916	$16,646	$14,945
12/31/19	$15,322	$17,149	$15,363
01/31/20	$15,237	$17,142	$15,304
02/29/20	$14,301	$15,731	$14,306
03/31/20	$12,489	$13,788	$12,526
04/30/20	$13,790	$15,555	$13,832
05/31/20	$14,422	$16,296	$14,441
06/30/20	$14,872	$16,620	$14,880
07/31/20	$15,614	$17,558	$15,640
08/31/20	$16,404	$18,820	$16,440
09/30/20	$15,979	$18,105	$15,999
10/31/20	$15,650	$17,623	$15,671
11/30/20	$17,523	$19,552	$17,573
12/31/20	$18,335	$20,304	$18,397
01/31/21	$18,272	$20,099	$18,343
02/28/21	$18,652	$20,653	$18,730
03/31/21	$18,968	$21,558	$19,034
04/30/21	$19,703	$22,708	$19,792
05/31/21	$19,956	$22,867	$20,060
06/30/21	$20,235	$23,401	$20,327
07/31/21	$20,323	$23,956	$20,418
08/31/21	$20,589	$24,685	$20,854
09/30/21	$19,779	$23,537	$20,077
10/31/21	$20,665	$25,186	$20,960
11/30/21	$20,108	$25,011	$20,410
12/31/21	$20,741	$26,132	$21,077
01/31/22	$19,719	$24,780	$19,961
02/28/22	$19,267	$24,038	$19,576
03/31/22	$19,440	$24,931	$19,784
04/30/22	$17,886	$22,757	$18,223
05/31/22	$17,926	$22,798	$18,200
06/30/22	$16,518	$20,916	$16,753
07/31/22	$17,621	$22,845	$17,868
08/31/22	$16,983	$21,913	$17,265
09/30/22	$15,390	$19,895	$15,642
10/31/22	$16,173	$21,506	$16,424
11/30/22	$17,435	$22,708	$17,647
12/31/22	$16,761	$21,399	$17,032
01/31/23	$18,050	$22,744	$18,314
02/28/23	$17,503	$22,189	$17,797
03/31/23	$17,882	$23,004	$18,164
04/30/23	$18,050	$23,363	$18,330
05/31/23	$17,784	$23,464	$18,073
06/30/23	$18,751	$25,015	$19,039
07/31/23	$19,381	$25,818	$19,695
08/31/23	$18,765	$25,407	$19,081
09/30/23	$17,938	$24,196	$18,234
10/31/23	$17,265	$23,687	$17,530
11/30/23	$18,849	$25,850	$19,167
12/31/23	$19,972	$27,025	$20,332
01/31/24	$19,870	$27,479	$20,251
02/29/24	$20,593	$28,946	$20,965
03/31/24	$21,185	$29,878	$21,591
04/30/24	$20,376	$28,657	$20,783
05/31/24	$21,200	$30,078	$21,555
06/30/24	$21,460	$31,157	$21,850
07/31/24	$22,024	$31,537	$22,442
08/31/24	$22,500	$32,302	$22,927
09/30/24	$22,992	$32,992	$23,444
10/31/24	$22,356	$32,692	$22,819
11/30/24	$23,238	$34,611	$23,696
12/31/24	$22,445	$33,786	$22,912
01/31/25	$23,155	$34,727	$23,641
02/28/25	$23,125	$34,274	$23,550
03/31/25	$22,399	$32,343	$22,789
04/30/25	$22,566	$32,124	$23,011
05/31/25	$23,639	$34,146	$24,111
06/30/25	$24,651	$35,882	$25,137
07/31/25	$24,833	$36,687	$25,374
08/31/25	$25,558	$37,431	$26,056
09/30/25	$26,390	$38,797	$26,907
10/31/25	$26,858	$39,706	$27,395
11/30/25	$26,903	$39,803	$27,445
12/31/25	$27,095	$39,827	$27,677

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSDJX	20.72%	8.12%	10.48%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2050 Composite Index	20.80%	8.51%	10.72%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 2,666,361,416
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$2,666,361,416 Number of Portfolio Holdings6 Portfolio Turnover Rate17% Total Advisory Fees Paid$0
Holdings [Text Block]

Asset Allocation

Asset Types	%
Domestic Equity	49.8%
International Equity	37.1%
Domestic Fixed Income	12.8%
Short-Term Investments	0.2%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	37.1%
State Street Small/Mid Cap Equity Index Portfolio	11.5%
State Street SPDR Portfolio Long Term Treasury ETF	9.8%
State Street Aggregate Bond Index Portfolio	3.0%

Material Fund Change [Text Block]
C000143829
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2050 Fund
Class Name	Class K
Trading Symbol	SSDLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2050 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$7	0.06%

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSDLX	S&P 500 Index	State Street Target Retirement 2050 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,521	$9,504	$9,478
02/29/16	$9,490	$9,491	$9,472
03/31/16	$10,125	$10,135	$10,108
04/30/16	$10,260	$10,174	$10,239
05/31/16	$10,312	$10,357	$10,288
06/30/16	$10,364	$10,384	$10,306
07/31/16	$10,760	$10,766	$10,746
08/31/16	$10,791	$10,782	$10,782
09/30/16	$10,864	$10,784	$10,829
10/31/16	$10,593	$10,587	$10,585
11/30/16	$10,728	$10,979	$10,716
12/31/16	$10,935	$11,196	$10,921
01/31/17	$11,178	$11,408	$11,175
02/28/17	$11,475	$11,861	$11,471
03/31/17	$11,570	$11,875	$11,569
04/30/17	$11,739	$11,997	$11,743
05/31/17	$11,951	$12,166	$11,948
06/30/17	$12,036	$12,242	$12,040
07/31/17	$12,300	$12,494	$12,303
08/31/17	$12,375	$12,532	$12,373
09/30/17	$12,607	$12,790	$12,613
10/31/17	$12,840	$13,089	$12,840
11/30/17	$13,105	$13,490	$13,099
12/31/17	$13,277	$13,640	$13,288
01/31/18	$13,863	$14,421	$13,867
02/28/18	$13,277	$13,890	$13,316
03/31/18	$13,169	$13,537	$13,155
04/30/18	$13,201	$13,589	$13,228
05/31/18	$13,364	$13,916	$13,377
06/30/18	$13,342	$14,002	$13,346
07/31/18	$13,657	$14,523	$13,661
08/31/18	$13,852	$14,996	$13,862
09/30/18	$13,830	$15,081	$13,833
10/31/18	$12,800	$14,050	$12,803
11/30/18	$13,017	$14,337	$13,014
12/31/18	$12,198	$13,042	$12,201
01/31/19	$13,156	$14,087	$13,144
02/28/19	$13,486	$14,540	$13,495
03/31/19	$13,669	$14,822	$13,664
04/30/19	$14,068	$15,422	$14,066
05/31/19	$13,384	$14,442	$13,377
06/30/19	$14,182	$15,460	$14,187
07/31/19	$14,227	$15,682	$14,247
08/31/19	$14,056	$15,434	$14,052
09/30/19	$14,261	$15,723	$14,261
10/31/19	$14,581	$16,063	$14,583
11/30/19	$14,945	$16,646	$14,945
12/31/19	$15,347	$17,149	$15,363
01/31/20	$15,261	$17,142	$15,304
02/29/20	$14,323	$15,731	$14,306
03/31/20	$12,509	$13,788	$12,526
04/30/20	$13,812	$15,555	$13,832
05/31/20	$14,445	$16,296	$14,441
06/30/20	$14,908	$16,620	$14,880
07/31/20	$15,651	$17,558	$15,640
08/31/20	$16,431	$18,820	$16,440
09/30/20	$16,016	$18,105	$15,999
10/31/20	$15,675	$17,623	$15,671
11/30/20	$17,563	$19,552	$17,573
12/31/20	$18,380	$20,304	$18,397
01/31/21	$18,316	$20,099	$18,343
02/28/21	$18,709	$20,653	$18,730
03/31/21	$19,014	$21,558	$19,034
04/30/21	$19,762	$22,708	$19,792
05/31/21	$20,016	$22,867	$20,060
06/30/21	$20,295	$23,401	$20,327
07/31/21	$20,384	$23,956	$20,418
08/31/21	$20,815	$24,685	$20,854
09/30/21	$20,003	$23,537	$20,077
10/31/21	$20,916	$25,186	$20,960
11/30/21	$20,346	$25,011	$20,410
12/31/21	$21,021	$26,132	$21,077
01/31/22	$19,981	$24,780	$19,961
02/28/22	$19,528	$24,038	$19,576
03/31/22	$19,701	$24,931	$19,784
04/30/22	$18,128	$22,757	$18,223
05/31/22	$18,182	$22,798	$18,200
06/30/22	$16,742	$20,916	$16,753
07/31/22	$17,875	$22,845	$17,868
08/31/22	$17,222	$21,913	$17,265
09/30/22	$15,609	$19,895	$15,642
10/31/22	$16,409	$21,506	$16,424
11/30/22	$17,688	$22,708	$17,647
12/31/22	$17,007	$21,399	$17,032
01/31/23	$18,316	$22,744	$18,314
02/28/23	$17,767	$22,189	$17,797
03/31/23	$18,161	$23,004	$18,164
04/30/23	$18,330	$23,363	$18,330
05/31/23	$18,048	$23,464	$18,073
06/30/23	$19,034	$25,015	$19,039
07/31/23	$19,681	$25,818	$19,695
08/31/23	$19,062	$25,407	$19,081
09/30/23	$18,217	$24,196	$18,234
10/31/23	$17,541	$23,687	$17,530
11/30/23	$19,146	$25,850	$19,167
12/31/23	$20,299	$27,025	$20,332
01/31/24	$20,197	$27,479	$20,251
02/29/24	$20,938	$28,946	$20,965
03/31/24	$21,548	$29,878	$21,591
04/30/24	$20,720	$28,657	$20,783
05/31/24	$21,563	$30,078	$21,555
06/30/24	$21,825	$31,157	$21,850
07/31/24	$22,406	$31,537	$22,442
08/31/24	$22,885	$32,302	$22,927
09/30/24	$23,394	$32,992	$23,444
10/31/24	$22,740	$32,692	$22,819
11/30/24	$23,655	$34,611	$23,696
12/31/24	$22,848	$33,786	$22,912
01/31/25	$23,578	$34,727	$23,641
02/28/25	$23,548	$34,274	$23,550
03/31/25	$22,802	$32,343	$22,789
04/30/25	$22,985	$32,124	$23,011
05/31/25	$24,080	$34,146	$24,111
06/30/25	$25,115	$35,882	$25,137
07/31/25	$25,297	$36,687	$25,374
08/31/25	$26,027	$37,431	$26,056
09/30/25	$26,879	$38,797	$26,907
10/31/25	$27,366	$39,706	$27,395
11/30/25	$27,412	$39,803	$27,445
12/31/25	$27,630	$39,827	$27,677

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSDLX	20.93%	8.49%	10.70%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2050 Composite Index	20.80%	8.51%	10.72%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 2,666,361,416
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$2,666,361,416 Number of Portfolio Holdings6 Portfolio Turnover Rate17% Total Advisory Fees Paid$0
Holdings [Text Block]

Asset Allocation

Asset Types	%
Domestic Equity	49.8%
International Equity	37.1%
Domestic Fixed Income	12.8%
Short-Term Investments	0.2%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	37.1%
State Street Small/Mid Cap Equity Index Portfolio	11.5%
State Street SPDR Portfolio Long Term Treasury ETF	9.8%
State Street Aggregate Bond Index Portfolio	3.0%

Material Fund Change [Text Block]
C000232291
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2055 Fund
Class Name	Class R3
Trading Symbol	SSAWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2055 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$62	0.56%

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSAWX	S&P 500 Index	State Street Target Retirement 2055 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,516	$9,504	$9,478
02/29/16	$9,481	$9,491	$9,472
03/31/16	$10,113	$10,135	$10,108
04/30/16	$10,244	$10,174	$10,239
05/31/16	$10,292	$10,357	$10,288
06/30/16	$10,340	$10,384	$10,306
07/31/16	$10,741	$10,766	$10,746
08/31/16	$10,767	$10,782	$10,782
09/30/16	$10,825	$10,784	$10,829
10/31/16	$10,561	$10,587	$10,585
11/30/16	$10,681	$10,979	$10,716
12/31/16	$10,880	$11,196	$10,921
01/31/17	$11,128	$11,408	$11,175
02/28/17	$11,419	$11,861	$11,471
03/31/17	$11,509	$11,875	$11,569
04/30/17	$11,673	$11,997	$11,743
05/31/17	$11,868	$12,166	$11,948
06/30/17	$11,958	$12,242	$12,040
07/31/17	$12,216	$12,494	$12,303
08/31/17	$12,274	$12,532	$12,373
09/30/17	$12,511	$12,790	$12,613
10/31/17	$12,726	$13,089	$12,840
11/30/17	$12,984	$13,490	$13,099
12/31/17	$13,156	$13,640	$13,288
01/31/18	$13,731	$14,421	$13,867
02/28/18	$13,167	$13,890	$13,316
03/31/18	$13,043	$13,537	$13,155
04/30/18	$13,081	$13,589	$13,228
05/31/18	$13,236	$13,916	$13,377
06/30/18	$13,209	$14,002	$13,346
07/31/18	$13,515	$14,523	$13,661
08/31/18	$13,702	$14,996	$13,862
09/30/18	$13,664	$15,081	$13,833
10/31/18	$12,651	$14,050	$12,803
11/30/18	$12,850	$14,337	$13,014
12/31/18	$12,051	$13,042	$12,201
01/31/19	$12,982	$14,087	$13,144
02/28/19	$13,304	$14,540	$13,495
03/31/19	$13,479	$14,822	$13,664
04/30/19	$13,868	$15,422	$14,066
05/31/19	$13,186	$14,442	$13,377
06/30/19	$13,969	$15,460	$14,187
07/31/19	$13,997	$15,682	$14,247
08/31/19	$13,833	$15,434	$14,052
09/30/19	$14,030	$15,723	$14,261
10/31/19	$14,327	$16,063	$14,583
11/30/19	$14,681	$16,646	$14,945
12/31/19	$15,073	$17,149	$15,363
01/31/20	$14,983	$17,142	$15,304
02/29/20	$14,061	$15,731	$14,306
03/31/20	$12,271	$13,788	$12,526
04/30/20	$13,538	$15,555	$13,832
05/31/20	$14,150	$16,296	$14,441
06/30/20	$14,596	$16,620	$14,880
07/31/20	$15,314	$17,558	$15,640
08/31/20	$16,067	$18,820	$16,440
09/30/20	$15,657	$18,105	$15,999
10/31/20	$15,318	$17,623	$15,671
11/30/20	$17,149	$19,552	$17,573
12/31/20	$17,945	$20,304	$18,397
01/31/21	$17,876	$20,099	$18,343
02/28/21	$18,248	$20,653	$18,730
03/31/21	$18,532	$21,558	$19,034
04/30/21	$19,256	$22,708	$19,792
05/31/21	$19,492	$22,867	$20,060
06/30/21	$19,764	$23,401	$20,327
07/31/21	$19,841	$23,956	$20,418
08/31/21	$20,246	$24,685	$20,854
09/30/21	$19,447	$23,537	$20,077
10/31/21	$20,326	$25,186	$20,960
11/30/21	$19,759	$25,011	$20,410
12/31/21	$20,410	$26,132	$21,077
01/31/22	$19,397	$24,780	$19,961
02/28/22	$18,934	$24,038	$19,576
03/31/22	$19,099	$24,931	$19,784
04/30/22	$17,575	$22,757	$18,223
05/31/22	$17,613	$22,798	$18,200
06/30/22	$16,216	$20,916	$16,753
07/31/22	$17,295	$22,845	$17,868
08/31/22	$16,661	$21,913	$17,265
09/30/22	$15,086	$19,895	$15,642
10/31/22	$15,861	$21,506	$16,424
11/30/22	$17,092	$22,708	$17,647
12/31/22	$16,429	$21,399	$17,032
01/31/23	$17,691	$22,744	$18,314
02/28/23	$17,160	$22,189	$17,797
03/31/23	$17,518	$23,004	$18,164
04/30/23	$17,678	$23,363	$18,330
05/31/23	$17,412	$23,464	$18,073
06/30/23	$18,355	$25,015	$19,042
07/31/23	$18,966	$25,818	$19,703
08/31/23	$18,355	$25,407	$19,085
09/30/23	$17,532	$24,196	$18,237
10/31/23	$16,881	$23,687	$17,528
11/30/23	$18,421	$25,850	$19,171
12/31/23	$19,525	$27,025	$20,342
01/31/24	$19,416	$27,479	$20,259
02/29/24	$20,124	$28,946	$20,985
03/31/24	$20,710	$29,878	$21,616
04/30/24	$19,906	$28,657	$20,802
05/31/24	$20,710	$30,078	$21,579
06/30/24	$20,942	$31,157	$21,873
07/31/24	$21,500	$31,537	$22,472
08/31/24	$21,950	$32,302	$22,957
09/30/24	$22,440	$32,992	$23,477
10/31/24	$21,800	$32,692	$22,854
11/30/24	$22,685	$34,611	$23,753
12/31/24	$21,897	$33,786	$22,954
01/31/25	$22,591	$34,727	$23,702
02/28/25	$22,534	$34,274	$23,588
03/31/25	$21,797	$32,343	$22,806
04/30/25	$21,967	$32,124	$23,032
05/31/25	$23,030	$34,146	$24,168
06/30/25	$24,022	$35,882	$25,213
07/31/25	$24,207	$36,687	$25,460
08/31/25	$24,901	$37,431	$26,160
09/30/25	$25,723	$38,797	$27,026
10/31/25	$26,177	$39,706	$27,522
11/30/25	$26,205	$39,803	$27,568
12/31/25	$26,421	$39,827	$27,810

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSAWXFootnote Reference(1)	20.66%	8.04%	10.20%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2055 Composite Index	21.15%	8.61%	10.77%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 2,069,269,991
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$2,069,269,991 Number of Portfolio Holdings5 Portfolio Turnover Rate17% Total Advisory Fees Paid$0
Holdings [Text Block]

Asset Allocation

Asset Types	%
Domestic Equity	51.6%
International Equity	38.4%
Domestic Fixed Income	9.8%
Short-Term Investments	0.2%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.4%
State Street Small/Mid Cap Equity Index Portfolio	12.9%
State Street SPDR Portfolio Long Term Treasury ETF	9.8%

Material Fund Change [Text Block]
C000143832
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2055 Fund
Class Name	Class I
Trading Symbol	SSDOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2055 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.25%

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSDOX	S&P 500 Index	State Street Target Retirement 2055 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,521	$9,504	$9,478
02/29/16	$9,490	$9,491	$9,472
03/31/16	$10,125	$10,135	$10,108
04/30/16	$10,260	$10,174	$10,239
05/31/16	$10,313	$10,357	$10,288
06/30/16	$10,365	$10,384	$10,306
07/31/16	$10,771	$10,766	$10,746
08/31/16	$10,802	$10,782	$10,782
09/30/16	$10,865	$10,784	$10,829
10/31/16	$10,604	$10,587	$10,585
11/30/16	$10,729	$10,979	$10,716
12/31/16	$10,933	$11,196	$10,921
01/31/17	$11,187	$11,408	$11,175
02/28/17	$11,484	$11,861	$11,471
03/31/17	$11,579	$11,875	$11,569
04/30/17	$11,749	$11,997	$11,743
05/31/17	$11,950	$12,166	$11,948
06/30/17	$12,045	$12,242	$12,040
07/31/17	$12,310	$12,494	$12,303
08/31/17	$12,374	$12,532	$12,373
09/30/17	$12,617	$12,790	$12,613
10/31/17	$12,850	$13,089	$12,840
11/30/17	$13,115	$13,490	$13,099
12/31/17	$13,294	$13,640	$13,288
01/31/18	$13,880	$14,421	$13,867
02/28/18	$13,316	$13,890	$13,316
03/31/18	$13,197	$13,537	$13,155
04/30/18	$13,240	$13,589	$13,228
05/31/18	$13,403	$13,916	$13,377
06/30/18	$13,381	$14,002	$13,346
07/31/18	$13,696	$14,523	$13,661
08/31/18	$13,891	$14,996	$13,862
09/30/18	$13,870	$15,081	$13,833
10/31/18	$12,839	$14,050	$12,803
11/30/18	$13,045	$14,337	$13,014
12/31/18	$12,241	$13,042	$12,201
01/31/19	$13,190	$14,087	$13,144
02/28/19	$13,522	$14,540	$13,495
03/31/19	$13,705	$14,822	$13,664
04/30/19	$14,105	$15,422	$14,066
05/31/19	$13,419	$14,442	$13,377
06/30/19	$14,220	$15,460	$14,187
07/31/19	$14,265	$15,682	$14,247
08/31/19	$14,094	$15,434	$14,052
09/30/19	$14,300	$15,723	$14,261
10/31/19	$14,609	$16,063	$14,583
11/30/19	$14,975	$16,646	$14,945
12/31/19	$15,380	$17,149	$15,363
01/31/20	$15,295	$17,142	$15,304
02/29/20	$14,361	$15,731	$14,306
03/31/20	$12,542	$13,788	$12,526
04/30/20	$13,840	$15,555	$13,832
05/31/20	$14,470	$16,296	$14,441
06/30/20	$14,931	$16,620	$14,880
07/31/20	$15,671	$17,558	$15,640
08/31/20	$16,460	$18,820	$16,440
09/30/20	$16,035	$18,105	$15,999
10/31/20	$15,695	$17,623	$15,671
11/30/20	$17,575	$19,552	$17,573
12/31/20	$18,395	$20,304	$18,397
01/31/21	$18,332	$20,099	$18,343
02/28/21	$18,707	$20,653	$18,730
03/31/21	$19,019	$21,558	$19,034
04/30/21	$19,757	$22,708	$19,792
05/31/21	$20,007	$22,867	$20,060
06/30/21	$20,294	$23,401	$20,327
07/31/21	$20,381	$23,956	$20,418
08/31/21	$20,681	$24,685	$20,854
09/30/21	$19,869	$23,537	$20,077
10/31/21	$20,781	$25,186	$20,960
11/30/21	$20,207	$25,011	$20,410
12/31/21	$20,845	$26,132	$21,077
01/31/22	$19,828	$24,780	$19,961
02/28/22	$19,358	$24,038	$19,576
03/31/22	$19,541	$24,931	$19,784
04/30/22	$17,975	$22,757	$18,223
05/31/22	$18,027	$22,798	$18,200
06/30/22	$16,606	$20,916	$16,753
07/31/22	$17,714	$22,845	$17,868
08/31/22	$17,062	$21,913	$17,265
09/30/22	$15,471	$19,895	$15,642
10/31/22	$16,266	$21,506	$16,424
11/30/22	$17,532	$22,708	$17,647
12/31/22	$16,836	$21,399	$17,032
01/31/23	$18,138	$22,744	$18,314
02/28/23	$17,604	$22,189	$17,797
03/31/23	$17,973	$23,004	$18,164
04/30/23	$18,138	$23,363	$18,330
05/31/23	$17,864	$23,464	$18,073
06/30/23	$18,850	$25,015	$19,042
07/31/23	$19,480	$25,818	$19,703
08/31/23	$18,864	$25,407	$19,085
09/30/23	$18,028	$24,196	$18,237
10/31/23	$17,357	$23,687	$17,528
11/30/23	$18,946	$25,850	$19,171
12/31/23	$20,090	$27,025	$20,342
01/31/24	$19,977	$27,479	$20,259
02/29/24	$20,725	$28,946	$20,985
03/31/24	$21,318	$29,878	$21,616
04/30/24	$20,485	$28,657	$20,802
05/31/24	$21,332	$30,078	$21,579
06/30/24	$21,586	$31,157	$21,873
07/31/24	$22,150	$31,537	$22,472
08/31/24	$22,630	$32,302	$22,957
09/30/24	$23,123	$32,992	$23,477
10/31/24	$22,488	$32,692	$22,854
11/30/24	$23,406	$34,611	$23,753
12/31/24	$22,582	$33,786	$22,954
01/31/25	$23,303	$34,727	$23,702
02/28/25	$23,259	$34,274	$23,588
03/31/25	$22,493	$32,343	$22,806
04/30/25	$22,670	$32,124	$23,032
05/31/25	$23,790	$34,146	$24,168
06/30/25	$24,821	$35,882	$25,213
07/31/25	$25,012	$36,687	$25,460
08/31/25	$25,749	$37,431	$26,160
09/30/25	$26,588	$38,797	$27,026
10/31/25	$27,074	$39,706	$27,522
11/30/25	$27,119	$39,803	$27,568
12/31/25	$27,330	$39,827	$27,810

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSDOX	21.03%	8.24%	10.58%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2055 Composite Index	21.15%	8.61%	10.77%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 2,069,269,991
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$2,069,269,991 Number of Portfolio Holdings5 Portfolio Turnover Rate17% Total Advisory Fees Paid$0
Holdings [Text Block]

Asset Allocation

Asset Types	%
Domestic Equity	51.6%
International Equity	38.4%
Domestic Fixed Income	9.8%
Short-Term Investments	0.2%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.4%
State Street Small/Mid Cap Equity Index Portfolio	12.9%
State Street SPDR Portfolio Long Term Treasury ETF	9.8%

Material Fund Change [Text Block]
C000143833
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2055 Fund
Class Name	Class K
Trading Symbol	SSDQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2055 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$7	0.06%

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSDQX	S&P 500 Index	State Street Target Retirement 2055 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,520	$9,504	$9,478
02/29/16	$9,489	$9,491	$9,472
03/31/16	$10,125	$10,135	$10,108
04/30/16	$10,261	$10,174	$10,239
05/31/16	$10,313	$10,357	$10,288
06/30/16	$10,365	$10,384	$10,306
07/31/16	$10,772	$10,766	$10,746
08/31/16	$10,803	$10,782	$10,782
09/30/16	$10,865	$10,784	$10,829
10/31/16	$10,605	$10,587	$10,585
11/30/16	$10,730	$10,979	$10,716
12/31/16	$10,934	$11,196	$10,921
01/31/17	$11,188	$11,408	$11,175
02/28/17	$11,485	$11,861	$11,471
03/31/17	$11,581	$11,875	$11,569
04/30/17	$11,750	$11,997	$11,743
05/31/17	$11,952	$12,166	$11,948
06/30/17	$12,047	$12,242	$12,040
07/31/17	$12,312	$12,494	$12,303
08/31/17	$12,376	$12,532	$12,373
09/30/17	$12,620	$12,790	$12,613
10/31/17	$12,843	$13,089	$12,840
11/30/17	$13,108	$13,490	$13,099
12/31/17	$13,287	$13,640	$13,288
01/31/18	$13,874	$14,421	$13,867
02/28/18	$13,309	$13,890	$13,316
03/31/18	$13,190	$13,537	$13,155
04/30/18	$13,233	$13,589	$13,228
05/31/18	$13,396	$13,916	$13,377
06/30/18	$13,374	$14,002	$13,346
07/31/18	$13,689	$14,523	$13,661
08/31/18	$13,885	$14,996	$13,862
09/30/18	$13,852	$15,081	$13,833
10/31/18	$12,831	$14,050	$12,803
11/30/18	$13,037	$14,337	$13,014
12/31/18	$12,232	$13,042	$12,201
01/31/19	$13,183	$14,087	$13,144
02/28/19	$13,515	$14,540	$13,495
03/31/19	$13,698	$14,822	$13,664
04/30/19	$14,099	$15,422	$14,066
05/31/19	$13,412	$14,442	$13,377
06/30/19	$14,214	$15,460	$14,187
07/31/19	$14,248	$15,682	$14,247
08/31/19	$14,088	$15,434	$14,052
09/30/19	$14,294	$15,723	$14,261
10/31/19	$14,603	$16,063	$14,583
11/30/19	$14,970	$16,646	$14,945
12/31/19	$15,376	$17,149	$15,363
01/31/20	$15,291	$17,142	$15,304
02/29/20	$14,356	$15,731	$14,306
03/31/20	$12,534	$13,788	$12,526
04/30/20	$13,833	$15,555	$13,832
05/31/20	$14,465	$16,296	$14,441
06/30/20	$14,926	$16,620	$14,880
07/31/20	$15,667	$17,558	$15,640
08/31/20	$16,445	$18,820	$16,440
09/30/20	$16,032	$18,105	$15,999
10/31/20	$15,692	$17,623	$15,671
11/30/20	$17,574	$19,552	$17,573
12/31/20	$18,397	$20,304	$18,397
01/31/21	$18,335	$20,099	$18,343
02/28/21	$18,723	$20,653	$18,730
03/31/21	$19,023	$21,558	$19,034
04/30/21	$19,774	$22,708	$19,792
05/31/21	$20,024	$22,867	$20,060
06/30/21	$20,312	$23,401	$20,327
07/31/21	$20,400	$23,956	$20,418
08/31/21	$20,825	$24,685	$20,854
09/30/21	$20,012	$23,537	$20,077
10/31/21	$20,926	$25,186	$20,960
11/30/21	$20,350	$25,011	$20,410
12/31/21	$21,029	$26,132	$21,077
01/31/22	$19,995	$24,780	$19,961
02/28/22	$19,537	$24,038	$19,576
03/31/22	$19,720	$24,931	$19,784
04/30/22	$18,149	$22,757	$18,223
05/31/22	$18,188	$22,798	$18,200
06/30/22	$16,748	$20,916	$16,753
07/31/22	$17,887	$22,845	$17,868
08/31/22	$17,232	$21,913	$17,265
09/30/22	$15,608	$19,895	$15,642
10/31/22	$16,420	$21,506	$16,424
11/30/22	$17,703	$22,708	$17,647
12/31/22	$17,014	$21,399	$17,032
01/31/23	$18,322	$22,744	$18,314
02/28/23	$17,785	$22,189	$17,797
03/31/23	$18,171	$23,004	$18,164
04/30/23	$18,336	$23,363	$18,330
05/31/23	$18,074	$23,464	$18,073
06/30/23	$19,052	$25,015	$19,042
07/31/23	$19,698	$25,818	$19,703
08/31/23	$19,079	$25,407	$19,085
09/30/23	$18,239	$24,196	$18,237
10/31/23	$17,551	$23,687	$17,528
11/30/23	$19,175	$25,850	$19,171
12/31/23	$20,323	$27,025	$20,342
01/31/24	$20,210	$27,479	$20,259
02/29/24	$20,976	$28,946	$20,985
03/31/24	$21,586	$29,878	$21,616
04/30/24	$20,749	$28,657	$20,802
05/31/24	$21,601	$30,078	$21,579
06/30/24	$21,856	$31,157	$21,873
07/31/24	$22,452	$31,537	$22,472
08/31/24	$22,935	$32,302	$22,957
09/30/24	$23,446	$32,992	$23,477
10/31/24	$22,793	$32,692	$22,854
11/30/24	$23,729	$34,611	$23,753
12/31/24	$22,895	$33,786	$22,954
01/31/25	$23,637	$34,727	$23,702
02/28/25	$23,593	$34,274	$23,588
03/31/25	$22,836	$32,343	$22,806
04/30/25	$23,014	$32,124	$23,032
05/31/25	$24,142	$34,146	$24,168
06/30/25	$25,195	$35,882	$25,213
07/31/25	$25,388	$36,687	$25,460
08/31/25	$26,145	$37,431	$26,160
09/30/25	$27,006	$38,797	$27,026
10/31/25	$27,495	$39,706	$27,522
11/30/25	$27,540	$39,803	$27,568
12/31/25	$27,771	$39,827	$27,810

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSDQX	21.30%	8.58%	10.75%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2055 Composite Index	21.15%	8.61%	10.77%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 2,069,269,991
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$2,069,269,991 Number of Portfolio Holdings5 Portfolio Turnover Rate17% Total Advisory Fees Paid$0
Holdings [Text Block]

Asset Allocation

Asset Types	%
Domestic Equity	51.6%
International Equity	38.4%
Domestic Fixed Income	9.8%
Short-Term Investments	0.2%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.4%
State Street Small/Mid Cap Equity Index Portfolio	12.9%
State Street SPDR Portfolio Long Term Treasury ETF	9.8%

Material Fund Change [Text Block]
C000232292
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2060 Fund
Class Name	Class R3
Trading Symbol	SSAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2060 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$62	0.56%

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSAYX	S&P 500 Index	State Street Target Retirement 2060 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,480	$9,504	$9,478
02/29/16	$9,445	$9,491	$9,472
03/31/16	$10,093	$10,135	$10,108
04/30/16	$10,225	$10,174	$10,239
05/31/16	$10,263	$10,357	$10,288
06/30/16	$10,322	$10,384	$10,306
07/31/16	$10,696	$10,766	$10,746
08/31/16	$10,722	$10,782	$10,782
09/30/16	$10,792	$10,784	$10,829
10/31/16	$10,525	$10,587	$10,585
11/30/16	$10,646	$10,979	$10,716
12/31/16	$10,844	$11,196	$10,921
01/31/17	$11,097	$11,408	$11,175
02/28/17	$11,383	$11,861	$11,471
03/31/17	$11,475	$11,875	$11,569
04/30/17	$11,642	$11,997	$11,743
05/31/17	$11,831	$12,166	$11,948
06/30/17	$11,922	$12,242	$12,040
07/31/17	$12,175	$12,494	$12,303
08/31/17	$12,234	$12,532	$12,373
09/30/17	$12,476	$12,790	$12,613
10/31/17	$12,695	$13,089	$12,840
11/30/17	$12,947	$13,490	$13,099
12/31/17	$13,118	$13,640	$13,288
01/31/18	$13,685	$14,421	$13,867
02/28/18	$13,107	$13,890	$13,316
03/31/18	$12,981	$13,537	$13,155
04/30/18	$13,019	$13,589	$13,228
05/31/18	$13,178	$13,916	$13,377
06/30/18	$13,140	$14,002	$13,346
07/31/18	$13,442	$14,523	$13,661
08/31/18	$13,634	$14,996	$13,862
09/30/18	$13,606	$15,081	$13,833
10/31/18	$12,591	$14,050	$12,803
11/30/18	$12,795	$14,337	$13,014
12/31/18	$11,991	$13,042	$12,201
01/31/19	$12,919	$14,087	$13,144
02/28/19	$13,240	$14,540	$13,495
03/31/19	$13,410	$14,822	$13,664
04/30/19	$13,812	$15,422	$14,066
05/31/19	$13,142	$14,442	$13,377
06/30/19	$13,917	$15,460	$14,187
07/31/19	$13,946	$15,682	$14,247
08/31/19	$13,777	$15,434	$14,052
09/30/19	$13,969	$15,723	$14,261
10/31/19	$14,277	$16,063	$14,583
11/30/19	$14,631	$16,646	$14,945
12/31/19	$15,018	$17,149	$15,363
01/31/20	$14,928	$17,142	$15,304
02/29/20	$14,011	$15,731	$14,306
03/31/20	$12,234	$13,788	$12,526
04/30/20	$13,485	$15,555	$13,832
05/31/20	$14,102	$16,296	$14,441
06/30/20	$14,538	$16,620	$14,880
07/31/20	$15,261	$17,558	$15,640
08/31/20	$16,019	$18,820	$16,440
09/30/20	$15,595	$18,105	$15,999
10/31/20	$15,266	$17,623	$15,671
11/30/20	$17,085	$19,552	$17,573
12/31/20	$17,876	$20,304	$18,397
01/31/21	$17,808	$20,099	$18,343
02/28/21	$18,178	$20,653	$18,730
03/31/21	$18,474	$21,558	$19,034
04/30/21	$19,195	$22,708	$19,792
05/31/21	$19,430	$22,867	$20,060
06/30/21	$19,689	$23,401	$20,327
07/31/21	$19,766	$23,956	$20,418
08/31/21	$20,182	$24,685	$20,854
09/30/21	$19,385	$23,537	$20,077
10/31/21	$20,262	$25,186	$20,960
11/30/21	$19,696	$25,011	$20,410
12/31/21	$20,338	$26,132	$21,077
01/31/22	$19,332	$24,780	$19,961
02/28/22	$18,862	$24,038	$19,576
03/31/22	$19,039	$24,931	$19,784
04/30/22	$17,512	$22,757	$18,223
05/31/22	$17,550	$22,798	$18,200
06/30/22	$16,150	$20,916	$16,753
07/31/22	$17,235	$22,845	$17,868
08/31/22	$16,604	$21,913	$17,265
09/30/22	$15,040	$19,895	$15,642
10/31/22	$15,809	$21,506	$16,424
11/30/22	$17,033	$22,708	$17,647
12/31/22	$16,364	$21,399	$17,032
01/31/23	$17,622	$22,744	$18,314
02/28/23	$17,085	$22,189	$17,797
03/31/23	$17,452	$23,004	$18,164
04/30/23	$17,609	$23,363	$18,330
05/31/23	$17,347	$23,464	$18,073
06/30/23	$18,277	$25,015	$19,042
07/31/23	$18,893	$25,818	$19,703
08/31/23	$18,290	$25,407	$19,085
09/30/23	$17,465	$24,196	$18,237
10/31/23	$16,810	$23,687	$17,528
11/30/23	$18,356	$25,850	$19,171
12/31/23	$19,450	$27,025	$20,342
01/31/24	$19,343	$27,479	$20,259
02/29/24	$20,054	$28,946	$20,985
03/31/24	$20,630	$29,878	$21,616
04/30/24	$19,826	$28,657	$20,802
05/31/24	$20,630	$30,078	$21,579
06/30/24	$20,871	$31,157	$21,873
07/31/24	$21,421	$31,537	$22,471
08/31/24	$21,877	$32,302	$22,957
09/30/24	$22,346	$32,992	$23,477
10/31/24	$21,729	$32,692	$22,854
11/30/24	$22,601	$34,611	$23,753
12/31/24	$21,817	$33,786	$22,954
01/31/25	$22,512	$34,727	$23,702
02/28/25	$22,456	$34,274	$23,588
03/31/25	$21,720	$32,343	$22,806
04/30/25	$21,886	$32,124	$23,032
05/31/25	$22,956	$34,146	$24,168
06/30/25	$23,943	$35,882	$25,213
07/31/25	$24,124	$36,687	$25,460
08/31/25	$24,818	$37,431	$26,160
09/30/25	$25,624	$38,797	$27,026
10/31/25	$26,083	$39,706	$27,522
11/30/25	$26,111	$39,803	$27,568
12/31/25	$26,316	$39,827	$27,810

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSAYXFootnote Reference(1)	20.62%	8.04%	10.16%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2060 Composite Index	21.15%	8.61%	10.77%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 1,505,762,529
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$1,505,762,529 Number of Portfolio Holdings5 Portfolio Turnover Rate16% Total Advisory Fees Paid$0
Holdings [Text Block]

Asset Allocation

Asset Types	%
Domestic Equity	51.6%
International Equity	38.3%
Domestic Fixed Income	9.8%
Short-Term Investments	0.4%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.3%
State Street Small/Mid Cap Equity Index Portfolio	12.9%
State Street SPDR Portfolio Long Term Treasury ETF	9.8%

Material Fund Change [Text Block]
C000143836
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2060 Fund
Class Name	Class I
Trading Symbol	SSDWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2060 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.20%

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSDWX	S&P 500 Index	State Street Target Retirement 2060 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,495	$9,504	$9,478
02/29/16	$9,463	$9,491	$9,472
03/31/16	$10,105	$10,135	$10,108
04/30/16	$10,242	$10,174	$10,239
05/31/16	$10,295	$10,357	$10,288
06/30/16	$10,347	$10,384	$10,306
07/31/16	$10,737	$10,766	$10,746
08/31/16	$10,758	$10,782	$10,782
09/30/16	$10,832	$10,784	$10,829
10/31/16	$10,568	$10,587	$10,585
11/30/16	$10,705	$10,979	$10,716
12/31/16	$10,909	$11,196	$10,921
01/31/17	$11,157	$11,408	$11,175
02/28/17	$11,449	$11,861	$11,471
03/31/17	$11,546	$11,875	$11,569
04/30/17	$11,719	$11,997	$11,743
05/31/17	$11,925	$12,166	$11,948
06/30/17	$12,011	$12,242	$12,040
07/31/17	$12,282	$12,494	$12,303
08/31/17	$12,346	$12,532	$12,373
09/30/17	$12,584	$12,790	$12,613
10/31/17	$12,811	$13,089	$12,840
11/30/17	$13,082	$13,490	$13,099
12/31/17	$13,248	$13,640	$13,288
01/31/18	$13,827	$14,421	$13,867
02/28/18	$13,248	$13,890	$13,316
03/31/18	$13,137	$13,537	$13,155
04/30/18	$13,170	$13,589	$13,228
05/31/18	$13,337	$13,916	$13,377
06/30/18	$13,304	$14,002	$13,346
07/31/18	$13,626	$14,523	$13,661
08/31/18	$13,816	$14,996	$13,862
09/30/18	$13,793	$15,081	$13,833
10/31/18	$12,781	$14,050	$12,803
11/30/18	$12,981	$14,337	$13,014
12/31/18	$12,171	$13,042	$12,201
01/31/19	$13,118	$14,087	$13,144
02/28/19	$13,450	$14,540	$13,495
03/31/19	$13,639	$14,822	$13,664
04/30/19	$14,042	$15,422	$14,066
05/31/19	$13,367	$14,442	$13,377
06/30/19	$14,160	$15,460	$14,187
07/31/19	$14,208	$15,682	$14,247
08/31/19	$14,030	$15,434	$14,052
09/30/19	$14,243	$15,723	$14,261
10/31/19	$14,563	$16,063	$14,583
11/30/19	$14,918	$16,646	$14,945
12/31/19	$15,319	$17,149	$15,363
01/31/20	$15,234	$17,142	$15,304
02/29/20	$14,304	$15,731	$14,306
03/31/20	$12,495	$13,788	$12,526
04/30/20	$13,791	$15,555	$13,832
05/31/20	$14,414	$16,296	$14,441
06/30/20	$14,867	$16,620	$14,880
07/31/20	$15,613	$17,558	$15,640
08/31/20	$16,395	$18,820	$16,440
09/30/20	$15,967	$18,105	$15,999
10/31/20	$15,637	$17,623	$15,671
11/30/20	$17,508	$19,552	$17,573
12/31/20	$18,323	$20,304	$18,397
01/31/21	$18,261	$20,099	$18,343
02/28/21	$18,635	$20,653	$18,730
03/31/21	$18,947	$21,558	$19,034
04/30/21	$19,683	$22,708	$19,792
05/31/21	$19,945	$22,867	$20,060
06/30/21	$20,219	$23,401	$20,327
07/31/21	$20,307	$23,956	$20,418
08/31/21	$20,668	$24,685	$20,854
09/30/21	$19,858	$23,537	$20,077
10/31/21	$20,768	$25,186	$20,960
11/30/21	$20,194	$25,011	$20,410
12/31/21	$20,842	$26,132	$21,077
01/31/22	$19,817	$24,780	$19,961
02/28/22	$19,363	$24,038	$19,576
03/31/22	$19,545	$24,931	$19,784
04/30/22	$17,974	$22,757	$18,223
05/31/22	$18,026	$22,798	$18,200
06/30/22	$16,599	$20,916	$16,753
07/31/22	$17,715	$22,845	$17,868
08/31/22	$17,066	$21,913	$17,265
09/30/22	$15,470	$19,895	$15,642
10/31/22	$16,261	$21,506	$16,424
11/30/22	$17,533	$22,708	$17,647
12/31/22	$16,849	$21,399	$17,032
01/31/23	$18,148	$22,744	$18,314
02/28/23	$17,607	$22,189	$17,797
03/31/23	$17,986	$23,004	$18,164
04/30/23	$18,148	$23,363	$18,330
05/31/23	$17,877	$23,464	$18,073
06/30/23	$18,852	$25,015	$19,042
07/31/23	$19,488	$25,818	$19,703
08/31/23	$18,879	$25,407	$19,085
09/30/23	$18,040	$24,196	$18,237
10/31/23	$17,363	$23,687	$17,528
11/30/23	$18,960	$25,850	$19,171
12/31/23	$20,087	$27,025	$20,342
01/31/24	$19,990	$27,479	$20,259
02/29/24	$20,726	$28,946	$20,985
03/31/24	$21,338	$29,878	$21,616
04/30/24	$20,504	$28,657	$20,802
05/31/24	$21,352	$30,078	$21,579
06/30/24	$21,588	$31,157	$21,873
07/31/24	$22,186	$31,537	$22,471
08/31/24	$22,645	$32,302	$22,957
09/30/24	$23,159	$32,992	$23,477
10/31/24	$22,506	$32,692	$22,854
11/30/24	$23,423	$34,611	$23,753
12/31/24	$22,611	$33,786	$22,954
01/31/25	$23,349	$34,727	$23,702
02/28/25	$23,291	$34,274	$23,588
03/31/25	$22,539	$32,343	$22,806
04/30/25	$22,727	$32,124	$23,032
05/31/25	$23,841	$34,146	$24,168
06/30/25	$24,868	$35,882	$25,213
07/31/25	$25,056	$36,687	$25,460
08/31/25	$25,794	$37,431	$26,160
09/30/25	$26,648	$38,797	$27,026
10/31/25	$27,140	$39,706	$27,522
11/30/25	$27,183	$39,803	$27,568
12/31/25	$27,397	$39,827	$27,810

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSDWX	21.17%	8.38%	10.60%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2060 Composite Index	21.15%	8.61%	10.77%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 1,505,762,529
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$1,505,762,529 Number of Portfolio Holdings5 Portfolio Turnover Rate16% Total Advisory Fees Paid$0
Holdings [Text Block]

Asset Allocation

Asset Types	%
Domestic Equity	51.6%
International Equity	38.3%
Domestic Fixed Income	9.8%
Short-Term Investments	0.4%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.3%
State Street Small/Mid Cap Equity Index Portfolio	12.9%
State Street SPDR Portfolio Long Term Treasury ETF	9.8%

Material Fund Change [Text Block]
C000143837
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2060 Fund
Class Name	Class K
Trading Symbol	SSDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2060 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$7	0.06%

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSDYX	S&P 500 Index	State Street Target Retirement 2060 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,484	$9,504	$9,478
02/29/16	$9,453	$9,491	$9,472
03/31/16	$10,105	$10,135	$10,108
04/30/16	$10,242	$10,174	$10,239
05/31/16	$10,284	$10,357	$10,288
06/30/16	$10,347	$10,384	$10,306
07/31/16	$10,726	$10,766	$10,746
08/31/16	$10,758	$10,782	$10,782
09/30/16	$10,832	$10,784	$10,829
10/31/16	$10,568	$10,587	$10,585
11/30/16	$10,695	$10,979	$10,716
12/31/16	$10,898	$11,196	$10,921
01/31/17	$11,157	$11,408	$11,175
02/28/17	$11,449	$11,861	$11,471
03/31/17	$11,546	$11,875	$11,569
04/30/17	$11,719	$11,997	$11,743
05/31/17	$11,914	$12,166	$11,948
06/30/17	$12,011	$12,242	$12,040
07/31/17	$12,271	$12,494	$12,303
08/31/17	$12,336	$12,532	$12,373
09/30/17	$12,584	$12,790	$12,613
10/31/17	$12,811	$13,089	$12,840
11/30/17	$13,071	$13,490	$13,099
12/31/17	$13,249	$13,640	$13,288
01/31/18	$13,827	$14,421	$13,867
02/28/18	$13,249	$13,890	$13,316
03/31/18	$13,126	$13,537	$13,155
04/30/18	$13,171	$13,589	$13,228
05/31/18	$13,338	$13,916	$13,377
06/30/18	$13,304	$14,002	$13,346
07/31/18	$13,616	$14,523	$13,661
08/31/18	$13,816	$14,996	$13,862
09/30/18	$13,794	$15,081	$13,833
10/31/18	$12,770	$14,050	$12,803
11/30/18	$12,982	$14,337	$13,014
12/31/18	$12,172	$13,042	$12,201
01/31/19	$13,119	$14,087	$13,144
02/28/19	$13,450	$14,540	$13,495
03/31/19	$13,628	$14,822	$13,664
04/30/19	$14,042	$15,422	$14,066
05/31/19	$13,367	$14,442	$13,377
06/30/19	$14,161	$15,460	$14,187
07/31/19	$14,196	$15,682	$14,247
08/31/19	$14,030	$15,434	$14,052
09/30/19	$14,232	$15,723	$14,261
10/31/19	$14,551	$16,063	$14,583
11/30/19	$14,918	$16,646	$14,945
12/31/19	$15,320	$17,149	$15,363
01/31/20	$15,234	$17,142	$15,304
02/29/20	$14,305	$15,731	$14,306
03/31/20	$12,496	$13,788	$12,526
04/30/20	$13,779	$15,555	$13,832
05/31/20	$14,415	$16,296	$14,441
06/30/20	$14,868	$16,620	$14,880
07/31/20	$15,613	$17,558	$15,640
08/31/20	$16,396	$18,820	$16,440
09/30/20	$15,968	$18,105	$15,999
10/31/20	$15,638	$17,623	$15,671
11/30/20	$17,508	$19,552	$17,573
12/31/20	$18,327	$20,304	$18,397
01/31/21	$18,265	$20,099	$18,343
02/28/21	$18,651	$20,653	$18,730
03/31/21	$18,963	$21,558	$19,034
04/30/21	$19,712	$22,708	$19,792
05/31/21	$19,961	$22,867	$20,060
06/30/21	$20,236	$23,401	$20,327
07/31/21	$20,323	$23,956	$20,418
08/31/21	$20,760	$24,685	$20,854
09/30/21	$19,949	$23,537	$20,077
10/31/21	$20,859	$25,186	$20,960
11/30/21	$20,286	$25,011	$20,410
12/31/21	$20,955	$26,132	$21,077
01/31/22	$19,928	$24,780	$19,961
02/28/22	$19,459	$24,038	$19,576
03/31/22	$19,642	$24,931	$19,784
04/30/22	$18,081	$22,757	$18,223
05/31/22	$18,120	$22,798	$18,200
06/30/22	$16,702	$20,916	$16,753
07/31/22	$17,820	$22,845	$17,868
08/31/22	$17,170	$21,913	$17,265
09/30/22	$15,557	$19,895	$15,642
10/31/22	$16,364	$21,506	$16,424
11/30/22	$17,638	$22,708	$17,647
12/31/22	$16,957	$21,399	$17,032
01/31/23	$18,260	$22,744	$18,314
02/28/23	$17,717	$22,189	$17,797
03/31/23	$18,111	$23,004	$18,164
04/30/23	$18,274	$23,363	$18,330
05/31/23	$18,002	$23,464	$18,073
06/30/23	$18,994	$25,015	$19,042
07/31/23	$19,632	$25,818	$19,703
08/31/23	$19,007	$25,407	$19,085
09/30/23	$18,165	$24,196	$18,237
10/31/23	$17,487	$23,687	$17,528
11/30/23	$19,102	$25,850	$19,171
12/31/23	$20,256	$27,025	$20,342
01/31/24	$20,144	$27,479	$20,259
02/29/24	$20,898	$28,946	$20,985
03/31/24	$21,512	$29,878	$21,616
04/30/24	$20,674	$28,657	$20,802
05/31/24	$21,526	$30,078	$21,579
06/30/24	$21,777	$31,157	$21,873
07/31/24	$22,378	$31,537	$22,471
08/31/24	$22,852	$32,302	$22,957
09/30/24	$23,355	$32,992	$23,477
10/31/24	$22,713	$32,692	$22,854
11/30/24	$23,648	$34,611	$23,753
12/31/24	$22,821	$33,786	$22,954
01/31/25	$23,563	$34,727	$23,702
02/28/25	$23,519	$34,274	$23,588
03/31/25	$22,763	$32,343	$22,806
04/30/25	$22,937	$32,124	$23,032
05/31/25	$24,072	$34,146	$24,168
06/30/25	$25,119	$35,882	$25,213
07/31/25	$25,308	$36,687	$25,460
08/31/25	$26,065	$37,431	$26,160
09/30/25	$26,923	$38,797	$27,026
10/31/25	$27,403	$39,706	$27,522
11/30/25	$27,446	$39,803	$27,568
12/31/25	$27,684	$39,827	$27,810

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSDYX	21.31%	8.60%	10.72%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2060 Composite Index	21.15%	8.61%	10.77%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 1,505,762,529
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$1,505,762,529 Number of Portfolio Holdings5 Portfolio Turnover Rate16% Total Advisory Fees Paid$0
Holdings [Text Block]

Asset Allocation

Asset Types	%
Domestic Equity	51.6%
International Equity	38.3%
Domestic Fixed Income	9.8%
Short-Term Investments	0.4%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.3%
State Street Small/Mid Cap Equity Index Portfolio	12.9%
State Street SPDR Portfolio Long Term Treasury ETF	9.8%

Material Fund Change [Text Block]
C000232300
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2065 Fund
Class Name	Class R3
Trading Symbol	SSFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2065 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$62	0.56%

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period were its positions in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSFPX	S&P 500 Index	State Street Target Retirement 2065 Composite Index
03/30/20	$10,000	$10,000	$10,000
03/31/20	$9,900	$9,841	$10,117
04/30/20	$10,937	$11,102	$11,171
05/31/20	$11,393	$11,631	$11,664
06/30/20	$11,729	$11,863	$12,018
07/31/20	$12,274	$12,531	$12,632
08/31/20	$12,879	$13,432	$13,278
09/30/20	$12,524	$12,922	$12,922
10/31/20	$12,259	$12,578	$12,657
11/30/20	$13,682	$13,955	$14,193
12/31/20	$14,309	$14,492	$14,859
01/31/21	$14,261	$14,345	$14,815
02/28/21	$14,558	$14,741	$15,128
03/31/21	$14,782	$15,386	$15,374
04/30/21	$15,339	$16,208	$15,986
05/31/21	$15,573	$16,321	$16,202
06/30/21	$15,775	$16,702	$16,418
07/31/21	$15,831	$17,099	$16,491
08/31/21	$16,168	$17,618	$16,843
09/30/21	$15,526	$16,799	$16,215
10/31/21	$16,238	$17,976	$16,929
11/30/21	$15,773	$17,851	$16,485
12/31/21	$16,287	$18,651	$17,024
01/31/22	$15,478	$17,686	$16,122
02/28/22	$15,119	$17,157	$15,811
03/31/22	$15,279	$17,794	$15,979
04/30/22	$14,061	$16,242	$14,718
05/31/22	$14,083	$16,272	$14,700
06/30/22	$12,961	$14,929	$13,531
07/31/22	$13,837	$16,305	$14,432
08/31/22	$13,324	$15,640	$13,944
09/30/22	$12,074	$14,200	$12,634
10/31/22	$12,683	$15,349	$13,265
11/30/22	$13,677	$16,207	$14,253
12/31/22	$13,139	$15,273	$13,756
01/31/23	$14,135	$16,233	$14,792
02/28/23	$13,708	$15,837	$14,374
03/31/23	$14,004	$16,419	$14,671
04/30/23	$14,124	$16,675	$14,805
05/31/23	$13,916	$16,747	$14,597
06/30/23	$14,672	$17,854	$15,380
07/31/23	$15,153	$18,427	$15,913
08/31/23	$14,672	$18,134	$15,414
09/30/23	$14,015	$17,269	$14,729
10/31/23	$13,489	$16,906	$14,157
11/30/23	$14,715	$18,450	$15,484
12/31/23	$15,595	$19,289	$16,430
01/31/24	$15,517	$19,613	$16,363
02/29/24	$16,085	$20,660	$16,949
03/31/24	$16,553	$21,325	$17,458
04/30/24	$15,907	$20,454	$16,801
05/31/24	$16,553	$21,468	$17,429
06/30/24	$16,732	$22,238	$17,666
07/31/24	$17,189	$22,509	$18,150
08/31/24	$17,545	$23,055	$18,542
09/30/24	$17,924	$23,547	$18,962
10/31/24	$17,423	$23,334	$18,459
11/30/24	$18,125	$24,703	$19,184
12/31/24	$17,490	$24,114	$18,539
01/31/25	$18,049	$24,786	$19,144
02/28/25	$18,003	$24,463	$19,052
03/31/25	$17,410	$23,084	$18,420
04/30/25	$17,547	$22,928	$18,603
05/31/25	$18,391	$24,371	$19,520
06/30/25	$19,177	$25,610	$20,364
07/31/25	$19,326	$26,185	$20,563
08/31/25	$19,884	$26,716	$21,129
09/30/25	$20,534	$27,691	$21,828
10/31/25	$20,899	$28,339	$22,229
11/30/25	$20,922	$28,409	$22,266
12/31/25	$21,093	$28,426	$22,461

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 03/30/20
SSFPXFootnote Reference(1)	20.60%	8.07%	13.84%
S&P 500 Index	17.88%	14.42%	19.90%
State Street Target Retirement 2065 Composite Index	21.15%	8.61%	15.09%

Performance Inception Date	Mar. 30, 2020
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 517,313,159
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$517,313,159 Number of Portfolio Holdings5 Portfolio Turnover Rate20% Total Advisory Fees Paid$0
Holdings [Text Block]

Asset Allocation

Asset Types	%
Domestic Equity	51.6%
International Equity	38.3%
Domestic Fixed Income	9.8%
Short-Term Investments	0.3%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.3%
State Street Small/Mid Cap Equity Index Portfolio	12.9%
State Street SPDR Portfolio Long Term Treasury ETF	9.8%

Material Fund Change [Text Block]
C000216582
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2065 Fund
Class Name	Class I
Trading Symbol	SSFJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2065 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.20%

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period were its positions in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSFJX	S&P 500 Index	State Street Target Retirement 2065 Composite Index
03/30/20	$10,000	$10,000	$10,000
03/31/20	$9,900	$9,841	$10,117
04/30/20	$10,942	$11,102	$11,171
05/31/20	$11,403	$11,631	$11,664
06/30/20	$11,733	$11,863	$12,018
07/31/20	$12,295	$12,531	$12,632
08/31/20	$12,906	$13,432	$13,278
09/30/20	$12,555	$12,922	$12,922
10/31/20	$12,285	$12,578	$12,657
11/30/20	$13,707	$13,955	$14,193
12/31/20	$14,344	$14,492	$14,859
01/31/21	$14,302	$14,345	$14,815
02/28/21	$14,596	$14,741	$15,128
03/31/21	$14,837	$15,386	$15,374
04/30/21	$15,392	$16,208	$15,986
05/31/21	$15,622	$16,321	$16,202
06/30/21	$15,832	$16,702	$16,418
07/31/21	$15,895	$17,099	$16,491
08/31/21	$16,241	$17,618	$16,843
09/30/21	$15,601	$16,799	$16,215
10/31/21	$16,314	$17,976	$16,929
11/30/21	$15,853	$17,851	$16,485
12/31/21	$16,366	$18,651	$17,024
01/31/22	$15,570	$17,686	$16,122
02/28/22	$15,204	$17,157	$15,811
03/31/22	$15,344	$17,794	$15,979
04/30/22	$14,118	$16,242	$14,718
05/31/22	$14,151	$16,272	$14,700
06/30/22	$13,032	$14,929	$13,531
07/31/22	$13,903	$16,305	$14,432
08/31/22	$13,398	$15,640	$13,944
09/30/22	$12,140	$14,200	$12,634
10/31/22	$12,764	$15,349	$13,265
11/30/22	$13,753	$16,207	$14,253
12/31/22	$13,219	$15,273	$13,756
01/31/23	$14,236	$16,233	$14,792
02/28/23	$13,816	$15,837	$14,374
03/31/23	$14,114	$16,419	$14,671
04/30/23	$14,247	$16,675	$14,805
05/31/23	$14,026	$16,747	$14,597
06/30/23	$14,789	$17,854	$15,380
07/31/23	$15,286	$18,427	$15,913
08/31/23	$14,800	$18,134	$15,414
09/30/23	$14,148	$17,269	$14,729
10/31/23	$13,617	$16,906	$14,157
11/30/23	$14,866	$18,450	$15,484
12/31/23	$15,757	$19,289	$16,430
01/31/24	$15,678	$19,613	$16,363
02/29/24	$16,253	$20,660	$16,949
03/31/24	$16,727	$21,325	$17,458
04/30/24	$16,073	$20,454	$16,801
05/31/24	$16,739	$21,468	$17,429
06/30/24	$16,930	$22,238	$17,666
07/31/24	$17,393	$22,509	$18,150
08/31/24	$17,766	$23,055	$18,542
09/30/24	$18,161	$23,547	$18,962
10/31/24	$17,664	$23,334	$18,459
11/30/24	$18,375	$24,703	$19,184
12/31/24	$17,753	$24,114	$18,539
01/31/25	$18,321	$24,786	$19,144
02/28/25	$18,286	$24,463	$19,052
03/31/25	$17,684	$23,084	$18,420
04/30/25	$17,823	$22,928	$18,603
05/31/25	$18,692	$24,371	$19,520
06/30/25	$19,503	$25,610	$20,364
07/31/25	$19,654	$26,185	$20,563
08/31/25	$20,233	$26,716	$21,129
09/30/25	$20,905	$27,691	$21,828
10/31/25	$21,276	$28,339	$22,229
11/30/25	$21,311	$28,409	$22,266
12/31/25	$21,478	$28,426	$22,461

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 03/30/20
SSFJX	20.98%	8.41%	14.20%
S&P 500 Index	17.88%	14.42%	19.90%
State Street Target Retirement 2065 Composite Index	21.15%	8.61%	15.09%

Performance Inception Date	Mar. 30, 2020
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 517,313,159
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$517,313,159 Number of Portfolio Holdings5 Portfolio Turnover Rate20% Total Advisory Fees Paid$0
Holdings [Text Block]

Asset Allocation

Asset Types	%
Domestic Equity	51.6%
International Equity	38.3%
Domestic Fixed Income	9.8%
Short-Term Investments	0.3%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.3%
State Street Small/Mid Cap Equity Index Portfolio	12.9%
State Street SPDR Portfolio Long Term Treasury ETF	9.8%

Material Fund Change [Text Block]
C000216583
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2065 Fund
Class Name	Class K
Trading Symbol	SSFKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2065 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$7	0.06%

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period were its positions in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSFKX	S&P 500 Index	State Street Target Retirement 2065 Composite Index
03/30/20	$10,000	$10,000	$10,000
03/31/20	$9,900	$9,841	$10,117
04/30/20	$10,942	$11,102	$11,171
05/31/20	$11,403	$11,631	$11,664
06/30/20	$11,743	$11,863	$12,018
07/31/20	$12,295	$12,531	$12,632
08/31/20	$12,906	$13,432	$13,278
09/30/20	$12,555	$12,922	$12,922
10/31/20	$12,295	$12,578	$12,657
11/30/20	$13,727	$13,955	$14,193
12/31/20	$14,363	$14,492	$14,859
01/31/21	$14,321	$14,345	$14,815
02/28/21	$14,625	$14,741	$15,128
03/31/21	$14,856	$15,386	$15,374
04/30/21	$15,422	$16,208	$15,986
05/31/21	$15,664	$16,321	$16,202
06/30/21	$15,873	$16,702	$16,418
07/31/21	$15,936	$17,099	$16,491
08/31/21	$16,283	$17,618	$16,843
09/30/21	$15,643	$16,799	$16,215
10/31/21	$16,366	$17,976	$16,929
11/30/21	$15,905	$17,851	$16,485
12/31/21	$16,430	$18,651	$17,024
01/31/22	$15,621	$17,686	$16,122
02/28/22	$15,265	$17,157	$15,811
03/31/22	$15,405	$17,794	$15,979
04/30/22	$14,175	$16,242	$14,718
05/31/22	$14,207	$16,272	$14,700
06/30/22	$13,086	$14,929	$13,531
07/31/22	$13,970	$16,305	$14,432
08/31/22	$13,463	$15,640	$13,944
09/30/22	$12,201	$14,200	$12,634
10/31/22	$12,827	$15,349	$13,265
11/30/22	$13,830	$16,207	$14,253
12/31/22	$13,289	$15,273	$13,756
01/31/23	$14,322	$16,233	$14,792
02/28/23	$13,889	$15,837	$14,374
03/31/23	$14,200	$16,419	$14,671
04/30/23	$14,334	$16,675	$14,805
05/31/23	$14,111	$16,747	$14,597
06/30/23	$14,889	$17,854	$15,380
07/31/23	$15,389	$18,427	$15,913
08/31/23	$14,900	$18,134	$15,414
09/30/23	$14,245	$17,269	$14,729
10/31/23	$13,711	$16,906	$14,157
11/30/23	$14,978	$18,450	$15,484
12/31/23	$15,871	$19,289	$16,430
01/31/24	$15,792	$19,613	$16,363
02/29/24	$16,383	$20,660	$16,949
03/31/24	$16,861	$21,325	$17,458
04/30/24	$16,213	$20,454	$16,801
05/31/24	$16,872	$21,468	$17,429
06/30/24	$17,077	$22,238	$17,666
07/31/24	$17,543	$22,509	$18,150
08/31/24	$17,907	$23,055	$18,542
09/30/24	$18,304	$23,547	$18,962
10/31/24	$17,804	$23,334	$18,459
11/30/24	$18,532	$24,703	$19,184
12/31/24	$17,895	$24,114	$18,539
01/31/25	$18,468	$24,786	$19,144
02/28/25	$18,433	$24,463	$19,052
03/31/25	$17,825	$23,084	$18,420
04/30/25	$17,965	$22,928	$18,603
05/31/25	$18,853	$24,371	$19,520
06/30/25	$19,660	$25,610	$20,364
07/31/25	$19,824	$26,185	$20,563
08/31/25	$20,408	$26,716	$21,129
09/30/25	$21,086	$27,691	$21,828
10/31/25	$21,460	$28,339	$22,229
11/30/25	$21,495	$28,409	$22,266
12/31/25	$21,674	$28,426	$22,461

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 03/30/20
SSFKX	21.12%	8.58%	14.38%
S&P 500 Index	17.88%	14.42%	19.90%
State Street Target Retirement 2065 Composite Index	21.15%	8.61%	15.09%

Performance Inception Date	Mar. 30, 2020
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 517,313,159
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$517,313,159 Number of Portfolio Holdings5 Portfolio Turnover Rate20% Total Advisory Fees Paid$0
Holdings [Text Block]

Asset Allocation

Asset Types	%
Domestic Equity	51.6%
International Equity	38.3%
Domestic Fixed Income	9.8%
Short-Term Investments	0.3%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.3%
State Street Small/Mid Cap Equity Index Portfolio	12.9%
State Street SPDR Portfolio Long Term Treasury ETF	9.8%

Material Fund Change [Text Block]
C000253750
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2070 Fund
Class Name	Class I
Trading Symbol	SSGQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2070 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327 .
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.06%

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. A non-recurring operational matter contributed to the outperformance of the Fund relative to the Composite Index for the month of March 2025. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSGQX	S&P 500 Index	State Street Target Retirement 2070 Composite Index
12/31/24	$10,000	$10,000	$10,000
01/31/25	$10,320	$10,278	$10,326
02/28/25	$10,300	$10,144	$10,276
03/31/25	$10,180	$9,573	$9,935
04/30/25	$10,260	$9,508	$10,034
05/31/25	$10,770	$10,106	$10,529
06/30/25	$11,230	$10,621	$10,984
07/31/25	$11,320	$10,859	$11,092
08/31/25	$11,650	$11,079	$11,397
09/30/25	$12,030	$11,483	$11,774
10/31/25	$12,250	$11,752	$11,990
11/30/25	$12,270	$11,781	$12,010
12/31/25	$12,378	$11,789	$12,115

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception 12/31/24
SSGQX	23.78%	23.71%
S&P 500 Index	17.88%	15.07%
State Street Target Retirement 2070 Composite Index	21.15%	21.15%

Performance Inception Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 57,775,705
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$57,775,705 Number of Portfolio Holdings5 Portfolio Turnover Rate7% Total Advisory Fees Paid$0
Holdings [Text Block]

Asset Allocation

Asset Types	%
Domestic Equity	51.5%
International Equity	38.3%
Domestic Fixed Income	9.8%
Short-Term Investments	0.5%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.3%
State Street Small/Mid Cap Equity Index Portfolio	12.6%
State Street SPDR Portfolio Long Term Treasury ETF	9.8%

Material Fund Change [Text Block]
C000253751
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2070 Fund
Class Name	Class K
Trading Symbol	SSGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2070 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327 .
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$7	0.06%

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. A non-recurring operational matter contributed to the outperformance of the Fund relative to the Composite Index for the month of March 2025. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSGNX	S&P 500 Index	State Street Target Retirement 2070 Composite Index
12/31/24	$10,000	$10,000	$10,000
01/31/25	$10,320	$10,278	$10,326
02/28/25	$10,300	$10,144	$10,276
03/31/25	$10,180	$9,573	$9,935
04/30/25	$10,270	$9,508	$10,034
05/31/25	$10,770	$10,106	$10,529
06/30/25	$11,230	$10,621	$10,984
07/31/25	$11,320	$10,859	$11,092
08/31/25	$11,650	$11,079	$11,397
09/30/25	$12,040	$11,483	$11,774
10/31/25	$12,260	$11,752	$11,990
11/30/25	$12,270	$11,781	$12,010
12/31/25	$12,378	$11,789	$12,115

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception 12/31/24
SSGNX	23.78%	23.71%
S&P 500 Index	17.88%	15.07%
State Street Target Retirement 2070 Composite Index	21.15%	21.15%

Performance Inception Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 57,775,705
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$57,775,705 Number of Portfolio Holdings5 Portfolio Turnover Rate7% Total Advisory Fees Paid$0
Holdings [Text Block]

Asset Allocation

Asset Types	%
Domestic Equity	51.5%
International Equity	38.3%
Domestic Fixed Income	9.8%
Short-Term Investments	0.5%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.3%
State Street Small/Mid Cap Equity Index Portfolio	12.6%
State Street SPDR Portfolio Long Term Treasury ETF	9.8%

Material Fund Change [Text Block]
C000253749
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2070 Fund
Class Name	Class R3
Trading Symbol	SSGUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2070 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327 .
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$35	0.31%

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. A non-recurring operational matter contributed to the outperformance of the Fund relative to the Composite Index for the month of March 2025. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSGUX	S&P 500 Index	State Street Target Retirement 2070 Composite Index
12/31/24	$10,000	$10,000	$10,000
01/31/25	$10,320	$10,278	$10,326
02/28/25	$10,300	$10,144	$10,276
03/31/25	$10,180	$9,573	$9,935
04/30/25	$10,260	$9,508	$10,034
05/31/25	$10,750	$10,106	$10,529
06/30/25	$11,210	$10,621	$10,984
07/31/25	$11,300	$10,859	$11,092
08/31/25	$11,630	$11,079	$11,397
09/30/25	$12,010	$11,483	$11,774
10/31/25	$12,230	$11,752	$11,990
11/30/25	$12,240	$11,781	$12,010
12/31/25	$12,347	$11,789	$12,115

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception 12/31/24
SSGUX	23.47%	23.40%
S&P 500 Index	17.88%	15.07%
State Street Target Retirement 2070 Composite Index	21.15%	21.15%

Performance Inception Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 57,775,705
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$57,775,705 Number of Portfolio Holdings5 Portfolio Turnover Rate7% Total Advisory Fees Paid$0
Holdings [Text Block]

Asset Allocation

Asset Types	%
Domestic Equity	51.5%
International Equity	38.3%
Domestic Fixed Income	9.8%
Short-Term Investments	0.5%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.3%
State Street Small/Mid Cap Equity Index Portfolio	12.6%
State Street SPDR Portfolio Long Term Treasury ETF	9.8%

Material Fund Change [Text Block]
C000232293
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement Fund
Class Name	Class R3
Trading Symbol	SSFQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$48	0.46%

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Aggregate Bond Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSFQX	Bloomberg U.S. Aggregate Bond Index	State Street Target Retirement Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,842	$10,138	$9,859
02/29/16	$9,869	$10,210	$9,887
03/31/16	$10,192	$10,303	$10,224
04/30/16	$10,259	$10,343	$10,302
05/31/16	$10,275	$10,345	$10,314
06/30/16	$10,394	$10,531	$10,411
07/31/16	$10,542	$10,598	$10,606
08/31/16	$10,527	$10,586	$10,602
09/30/16	$10,564	$10,580	$10,631
10/31/16	$10,437	$10,499	$10,518
11/30/16	$10,392	$10,250	$10,475
12/31/16	$10,476	$10,265	$10,581
01/31/17	$10,595	$10,285	$10,692
02/28/17	$10,736	$10,354	$10,838
03/31/17	$10,752	$10,349	$10,858
04/30/17	$10,831	$10,428	$10,949
05/31/17	$10,919	$10,509	$11,041
06/30/17	$10,925	$10,498	$11,048
07/31/17	$11,044	$10,543	$11,176
08/31/17	$11,091	$10,638	$11,222
09/30/17	$11,139	$10,587	$11,276
10/31/17	$11,196	$10,593	$11,348
11/30/17	$11,274	$10,580	$11,430
12/31/17	$11,344	$10,628	$11,510
01/31/18	$11,466	$10,506	$11,641
02/28/18	$11,240	$10,406	$11,414
03/31/18	$11,224	$10,473	$11,392
04/30/18	$11,220	$10,395	$11,408
05/31/18	$11,300	$10,469	$11,486
06/30/18	$11,305	$10,456	$11,499
07/31/18	$11,417	$10,459	$11,611
08/31/18	$11,518	$10,526	$11,718
09/30/18	$11,481	$10,458	$11,687
10/31/18	$11,149	$10,376	$11,354
11/30/18	$11,240	$10,438	$11,450
12/31/18	$11,005	$10,630	$11,212
01/31/19	$11,440	$10,742	$11,644
02/28/19	$11,546	$10,736	$11,770
03/31/19	$11,695	$10,942	$11,926
04/30/19	$11,844	$10,945	$12,075
05/31/19	$11,685	$11,139	$11,918
06/30/19	$11,999	$11,279	$12,247
07/31/19	$12,026	$11,304	$12,282
08/31/19	$12,054	$11,597	$12,323
09/30/19	$12,115	$11,535	$12,379
10/31/19	$12,231	$11,570	$12,512
11/30/19	$12,335	$11,564	$12,616
12/31/19	$12,484	$11,556	$12,787
01/31/20	$12,535	$11,778	$12,843
02/29/20	$12,258	$11,990	$12,552
03/31/20	$11,496	$11,920	$11,789
04/30/20	$12,067	$12,132	$12,366
05/31/20	$12,334	$12,188	$12,627
06/30/20	$12,498	$12,265	$12,806
07/31/20	$12,820	$12,448	$13,148
08/31/20	$13,085	$12,348	$13,434
09/30/20	$12,911	$12,341	$13,258
10/31/20	$12,792	$12,286	$13,130
11/30/20	$13,418	$12,406	$13,789
12/31/20	$13,699	$12,424	$14,086
01/31/21	$13,671	$12,334	$14,068
02/28/21	$13,745	$12,156	$14,152
03/31/21	$13,854	$12,005	$14,266
04/30/21	$14,145	$12,099	$14,571
05/31/21	$14,253	$12,139	$14,688
06/30/21	$14,339	$12,224	$14,784
07/31/21	$14,493	$12,361	$14,948
08/31/21	$14,601	$12,337	$15,065
09/30/21	$14,332	$12,231	$14,797
10/31/21	$14,600	$12,227	$15,073
11/30/21	$14,457	$12,263	$14,941
12/31/21	$14,710	$12,232	$15,202
01/31/22	$14,302	$11,968	$14,767
02/28/22	$14,139	$11,835	$14,620
03/31/22	$14,066	$11,506	$14,569
04/30/22	$13,494	$11,069	$13,994
05/31/22	$13,531	$11,141	$14,002
06/30/22	$12,934	$10,966	$13,396
07/31/22	$13,494	$11,234	$13,972
08/31/22	$13,093	$10,917	$13,586
09/30/22	$12,326	$10,445	$12,791
10/31/22	$12,594	$10,310	$13,068
11/30/22	$13,117	$10,689	$13,581
12/31/22	$12,866	$10,641	$13,358
01/31/23	$13,375	$10,968	$13,888
02/28/23	$13,095	$10,684	$13,604
03/31/23	$13,362	$10,956	$13,872
04/30/23	$13,439	$11,022	$13,974
05/31/23	$13,286	$10,902	$13,822
06/30/23	$13,528	$10,863	$14,075
07/31/23	$13,732	$10,856	$14,298
08/31/23	$13,566	$10,786	$14,133
09/30/23	$13,235	$10,512	$13,799
10/31/23	$13,031	$10,346	$13,580
11/30/23	$13,681	$10,815	$14,267
12/31/23	$14,180	$11,229	$14,802
01/31/24	$14,166	$11,198	$14,793
02/29/24	$14,286	$11,040	$14,908
03/31/24	$14,500	$11,142	$15,148
04/30/24	$14,166	$10,860	$14,821
05/31/24	$14,487	$11,044	$15,143
06/30/24	$14,633	$11,149	$15,306
07/31/24	$14,941	$11,409	$15,621
08/31/24	$15,194	$11,573	$15,892
09/30/24	$15,421	$11,728	$16,146
10/31/24	$15,141	$11,437	$15,852
11/30/24	$15,421	$11,558	$16,130
12/31/24	$15,156	$11,369	$15,866
01/31/25	$15,395	$11,430	$16,121
02/28/25	$15,536	$11,681	$16,253
03/31/25	$15,367	$11,685	$16,084
04/30/25	$15,409	$11,731	$16,154
05/31/25	$15,649	$11,647	$16,402
06/30/25	$15,959	$11,826	$16,742
07/31/25	$16,001	$11,795	$16,801
08/31/25	$16,297	$11,936	$17,111
09/30/25	$16,522	$12,067	$17,346
10/31/25	$16,635	$12,142	$17,482
11/30/25	$16,733	$12,217	$17,581
12/31/25	$16,759	$12,199	$17,634

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSFQXFootnote Reference(1)	10.58%	4.11%	5.30%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
State Street Target Retirement Composite Index	11.14%	4.60%	5.84%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 1,485,766,318
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$1,485,766,318 Number of Portfolio Holdings12 Portfolio Turnover Rate19% Total Advisory Fees Paid$0
Holdings [Text Block]

Asset Allocation

Asset Types	%
Domestic Fixed Income	50.4%
Inflation Linked	18.0%
Domestic Equity	16.3%
International Equity	10.1%
Real Estate	5.0%
Short-Term Investments	2.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
State Street Aggregate Bond Index Portfolio	20.0%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	18.0%
State Street SPDR Portfolio Short Term Treasury ETF	15.9%
State Street Equity 500 Index II Portfolio	14.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	10.1%
State Street SPDR Bloomberg High Yield Bond ETF	7.0%
SPDR Dow Jones Global Real Estate ETF	5.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	4.0%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	3.5%
State Street Small/Mid Cap Equity Index Portfolio	1.6%

Material Fund Change [Text Block]
C000143856
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement Fund
Class Name	Class I
Trading Symbol	SSFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.11%

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Aggregate Bond Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSFNX	Bloomberg U.S. Aggregate Bond Index	State Street Target Retirement Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,847	$10,138	$9,859
02/29/16	$9,867	$10,210	$9,887
03/31/16	$10,194	$10,303	$10,224
04/30/16	$10,266	$10,343	$10,302
05/31/16	$10,286	$10,345	$10,314
06/30/16	$10,409	$10,531	$10,411
07/31/16	$10,572	$10,598	$10,606
08/31/16	$10,562	$10,586	$10,602
09/30/16	$10,592	$10,580	$10,631
10/31/16	$10,470	$10,499	$10,518
11/30/16	$10,439	$10,250	$10,475
12/31/16	$10,527	$10,265	$10,581
01/31/17	$10,652	$10,285	$10,692
02/28/17	$10,787	$10,354	$10,838
03/31/17	$10,808	$10,349	$10,858
04/30/17	$10,902	$10,428	$10,949
05/31/17	$10,995	$10,509	$11,041
06/30/17	$10,995	$10,498	$11,048
07/31/17	$11,131	$10,543	$11,176
08/31/17	$11,172	$10,638	$11,222
09/30/17	$11,235	$10,587	$11,276
10/31/17	$11,307	$10,593	$11,348
11/30/17	$11,391	$10,580	$11,430
12/31/17	$11,467	$10,628	$11,510
01/31/18	$11,595	$10,506	$11,641
02/28/18	$11,360	$10,406	$11,414
03/31/18	$11,360	$10,473	$11,392
04/30/18	$11,360	$10,395	$11,408
05/31/18	$11,445	$10,469	$11,486
06/30/18	$11,456	$10,456	$11,499
07/31/18	$11,573	$10,459	$11,611
08/31/18	$11,670	$10,526	$11,718
09/30/18	$11,648	$10,458	$11,687
10/31/18	$11,317	$10,376	$11,354
11/30/18	$11,413	$10,438	$11,450
12/31/18	$11,180	$10,630	$11,212
01/31/19	$11,615	$10,742	$11,644
02/28/19	$11,738	$10,736	$11,770
03/31/19	$11,894	$10,942	$11,926
04/30/19	$12,039	$10,945	$12,075
05/31/19	$11,883	$11,139	$11,918
06/30/19	$12,218	$11,279	$12,247
07/31/19	$12,240	$11,304	$12,282
08/31/19	$12,284	$11,597	$12,323
09/30/19	$12,351	$11,535	$12,379
10/31/19	$12,474	$11,570	$12,512
11/30/19	$12,575	$11,564	$12,616
12/31/19	$12,743	$11,556	$12,787
01/31/20	$12,789	$11,778	$12,843
02/29/20	$12,512	$11,990	$12,552
03/31/20	$11,751	$11,920	$11,789
04/30/20	$12,339	$12,132	$12,366
05/31/20	$12,604	$12,188	$12,627
06/30/20	$12,789	$12,265	$12,806
07/31/20	$13,123	$12,448	$13,148
08/31/20	$13,400	$12,348	$13,434
09/30/20	$13,227	$12,341	$13,258
10/31/20	$13,100	$12,286	$13,130
11/30/20	$13,746	$12,406	$13,789
12/31/20	$14,049	$12,424	$14,086
01/31/21	$14,014	$12,334	$14,068
02/28/21	$14,096	$12,156	$14,152
03/31/21	$14,225	$12,005	$14,266
04/30/21	$14,518	$12,099	$14,571
05/31/21	$14,635	$12,139	$14,688
06/30/21	$14,729	$12,224	$14,784
07/31/21	$14,893	$12,361	$14,948
08/31/21	$14,893	$12,337	$15,065
09/30/21	$14,623	$12,231	$14,797
10/31/21	$14,905	$12,227	$15,073
11/30/21	$14,764	$12,263	$14,941
12/31/21	$15,014	$12,232	$15,202
01/31/22	$14,602	$11,968	$14,767
02/28/22	$14,439	$11,835	$14,620
03/31/22	$14,377	$11,506	$14,569
04/30/22	$13,802	$11,069	$13,994
05/31/22	$13,839	$11,141	$14,002
06/30/22	$13,239	$10,966	$13,396
07/31/22	$13,814	$11,234	$13,972
08/31/22	$13,402	$10,917	$13,586
09/30/22	$12,627	$10,445	$12,791
10/31/22	$12,902	$10,310	$13,068
11/30/22	$13,452	$10,689	$13,581
12/31/22	$13,184	$10,641	$13,358
01/31/23	$13,723	$10,968	$13,888
02/28/23	$13,434	$10,684	$13,604
03/31/23	$13,710	$10,956	$13,872
04/30/23	$13,802	$11,022	$13,974
05/31/23	$13,644	$10,902	$13,822
06/30/23	$13,907	$10,863	$14,075
07/31/23	$14,118	$10,856	$14,298
08/31/23	$13,947	$10,786	$14,133
09/30/23	$13,618	$10,512	$13,799
10/31/23	$13,408	$10,346	$13,580
11/30/23	$14,078	$10,815	$14,267
12/31/23	$14,596	$11,229	$14,802
01/31/24	$14,582	$11,198	$14,793
02/29/24	$14,707	$11,040	$14,908
03/31/24	$14,928	$11,142	$15,148
04/30/24	$14,596	$10,860	$14,821
05/31/24	$14,942	$11,044	$15,143
06/30/24	$15,080	$11,149	$15,306
07/31/24	$15,398	$11,409	$15,621
08/31/24	$15,661	$11,573	$15,892
09/30/24	$15,910	$11,728	$16,146
10/31/24	$15,606	$11,437	$15,852
11/30/24	$15,896	$11,558	$16,130
12/31/24	$15,628	$11,369	$15,866
01/31/25	$15,876	$11,430	$16,121
02/28/25	$16,023	$11,681	$16,253
03/31/25	$15,862	$11,685	$16,084
04/30/25	$15,906	$11,731	$16,154
05/31/25	$16,154	$11,647	$16,402
06/30/25	$16,491	$11,826	$16,742
07/31/25	$16,535	$11,795	$16,801
08/31/25	$16,857	$11,936	$17,111
09/30/25	$17,091	$12,067	$17,346
10/31/25	$17,208	$12,142	$17,482
11/30/25	$17,325	$12,217	$17,581
12/31/25	$17,337	$12,199	$17,634

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSFNX	10.94%	4.29%	5.66%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
State Street Target Retirement Composite Index	11.14%	4.60%	5.84%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 1,485,766,318
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$1,485,766,318 Number of Portfolio Holdings12 Portfolio Turnover Rate19% Total Advisory Fees Paid$0
Holdings [Text Block]

Asset Allocation

Asset Types	%
Domestic Fixed Income	50.4%
Inflation Linked	18.0%
Domestic Equity	16.3%
International Equity	10.1%
Real Estate	5.0%
Short-Term Investments	2.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
State Street Aggregate Bond Index Portfolio	20.0%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	18.0%
State Street SPDR Portfolio Short Term Treasury ETF	15.9%
State Street Equity 500 Index II Portfolio	14.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	10.1%
State Street SPDR Bloomberg High Yield Bond ETF	7.0%
SPDR Dow Jones Global Real Estate ETF	5.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	4.0%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	3.5%
State Street Small/Mid Cap Equity Index Portfolio	1.6%

Material Fund Change [Text Block]
C000143857
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement Fund
Class Name	Class K
Trading Symbol	SSFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$0	0.00%

Due to the Fund waiving acquired fund fees, the waiver exceeded total fund expenses. Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Aggregate Bond Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSFOX	Bloomberg U.S. Aggregate Bond Index	State Street Target Retirement Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,847	$10,138	$9,859
02/29/16	$9,877	$10,210	$9,887
03/31/16	$10,204	$10,303	$10,224
04/30/16	$10,276	$10,343	$10,302
05/31/16	$10,297	$10,345	$10,314
06/30/16	$10,419	$10,531	$10,411
07/31/16	$10,573	$10,598	$10,606
08/31/16	$10,562	$10,586	$10,602
09/30/16	$10,603	$10,580	$10,631
10/31/16	$10,481	$10,499	$10,518
11/30/16	$10,440	$10,250	$10,475
12/31/16	$10,528	$10,265	$10,581
01/31/17	$10,653	$10,285	$10,692
02/28/17	$10,799	$10,354	$10,838
03/31/17	$10,819	$10,349	$10,858
04/30/17	$10,903	$10,428	$10,949
05/31/17	$10,996	$10,509	$11,041
06/30/17	$11,007	$10,498	$11,048
07/31/17	$11,132	$10,543	$11,176
08/31/17	$11,184	$10,638	$11,222
09/30/17	$11,236	$10,587	$11,276
10/31/17	$11,298	$10,593	$11,348
11/30/17	$11,382	$10,580	$11,430
12/31/17	$11,458	$10,628	$11,510
01/31/18	$11,586	$10,506	$11,641
02/28/18	$11,361	$10,406	$11,414
03/31/18	$11,351	$10,473	$11,392
04/30/18	$11,351	$10,395	$11,408
05/31/18	$11,436	$10,469	$11,486
06/30/18	$11,447	$10,456	$11,499
07/31/18	$11,565	$10,459	$11,611
08/31/18	$11,672	$10,526	$11,718
09/30/18	$11,640	$10,458	$11,687
10/31/18	$11,308	$10,376	$11,354
11/30/18	$11,404	$10,438	$11,450
12/31/18	$11,171	$10,630	$11,212
01/31/19	$11,618	$10,742	$11,644
02/28/19	$11,729	$10,736	$11,770
03/31/19	$11,886	$10,942	$11,926
04/30/19	$12,042	$10,945	$12,075
05/31/19	$11,886	$11,139	$11,918
06/30/19	$12,210	$11,279	$12,247
07/31/19	$12,243	$11,304	$12,282
08/31/19	$12,277	$11,597	$12,323
09/30/19	$12,344	$11,535	$12,379
10/31/19	$12,466	$11,570	$12,512
11/30/19	$12,578	$11,564	$12,616
12/31/19	$12,735	$11,556	$12,787
01/31/20	$12,793	$11,778	$12,843
02/29/20	$12,516	$11,990	$12,552
03/31/20	$11,742	$11,920	$11,789
04/30/20	$12,331	$12,132	$12,366
05/31/20	$12,608	$12,188	$12,627
06/30/20	$12,781	$12,265	$12,806
07/31/20	$13,116	$12,448	$13,148
08/31/20	$13,393	$12,348	$13,434
09/30/20	$13,220	$12,341	$13,258
10/31/20	$13,104	$12,286	$13,130
11/30/20	$13,751	$12,406	$13,789
12/31/20	$14,045	$12,424	$14,086
01/31/21	$14,022	$12,334	$14,068
02/28/21	$14,104	$12,156	$14,152
03/31/21	$14,221	$12,005	$14,266
04/30/21	$14,526	$12,099	$14,571
05/31/21	$14,643	$12,139	$14,688
06/30/21	$14,737	$12,224	$14,784
07/31/21	$14,902	$12,361	$14,948
08/31/21	$15,019	$12,337	$15,065
09/30/21	$14,749	$12,231	$14,797
10/31/21	$15,031	$12,227	$15,073
11/30/21	$14,890	$12,263	$14,941
12/31/21	$15,157	$12,232	$15,202
01/31/22	$14,743	$11,968	$14,767
02/28/22	$14,580	$11,835	$14,620
03/31/22	$14,517	$11,506	$14,569
04/30/22	$13,927	$11,069	$13,994
05/31/22	$13,965	$11,141	$14,002
06/30/22	$13,363	$10,966	$13,396
07/31/22	$13,953	$11,234	$13,972
08/31/22	$13,538	$10,917	$13,586
09/30/22	$12,748	$10,445	$12,791
10/31/22	$13,037	$10,310	$13,068
11/30/22	$13,576	$10,689	$13,581
12/31/22	$13,321	$10,641	$13,358
01/31/23	$13,863	$10,968	$13,888
02/28/23	$13,572	$10,684	$13,604
03/31/23	$13,849	$10,956	$13,872
04/30/23	$13,942	$11,022	$13,974
05/31/23	$13,797	$10,902	$13,822
06/30/23	$14,047	$10,863	$14,075
07/31/23	$14,272	$10,856	$14,298
08/31/23	$14,100	$10,786	$14,133
09/30/23	$13,770	$10,512	$13,799
10/31/23	$13,559	$10,346	$13,580
11/30/23	$14,232	$10,815	$14,267
12/31/23	$14,756	$11,229	$14,802
01/31/24	$14,756	$11,198	$14,793
02/29/24	$14,881	$11,040	$14,908
03/31/24	$15,104	$11,142	$15,148
04/30/24	$14,770	$10,860	$14,821
05/31/24	$15,118	$11,044	$15,143
06/30/24	$15,270	$11,149	$15,306
07/31/24	$15,590	$11,409	$15,621
08/31/24	$15,855	$11,573	$15,892
09/30/24	$16,105	$11,728	$16,146
10/31/24	$15,799	$11,437	$15,852
11/30/24	$16,105	$11,558	$16,130
12/31/24	$15,828	$11,369	$15,866
01/31/25	$16,078	$11,430	$16,121
02/28/25	$16,225	$11,681	$16,253
03/31/25	$16,063	$11,685	$16,084
04/30/25	$16,122	$11,731	$16,154
05/31/25	$16,373	$11,647	$16,402
06/30/25	$16,711	$11,826	$16,742
07/31/25	$16,755	$11,795	$16,801
08/31/25	$17,079	$11,936	$17,111
09/30/25	$17,315	$12,067	$17,346
10/31/25	$17,447	$12,142	$17,482
11/30/25	$17,550	$12,217	$17,581
12/31/25	$17,589	$12,199	$17,634

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSFOX	11.13%	4.60%	5.81%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
State Street Target Retirement Composite Index	11.14%	4.60%	5.84%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 1,485,766,318
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$1,485,766,318 Number of Portfolio Holdings12 Portfolio Turnover Rate19% Total Advisory Fees Paid$0
Holdings [Text Block]

Asset Allocation

Asset Types	%
Domestic Fixed Income	50.4%
Inflation Linked	18.0%
Domestic Equity	16.3%
International Equity	10.1%
Real Estate	5.0%
Short-Term Investments	2.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
State Street Aggregate Bond Index Portfolio	20.0%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	18.0%
State Street SPDR Portfolio Short Term Treasury ETF	15.9%
State Street Equity 500 Index II Portfolio	14.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	10.1%
State Street SPDR Bloomberg High Yield Bond ETF	7.0%
SPDR Dow Jones Global Real Estate ETF	5.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	4.0%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	3.5%
State Street Small/Mid Cap Equity Index Portfolio	1.6%

Material Fund Change [Text Block]
C000192374
Shareholder Report [Line Items]
Fund Name	State Street Treasury Obligations Money Market Fund
Trading Symbol	TAQXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Treasury Obligations Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can request additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Treasury Obligations Money Market Fund	$8	0.08%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 6,378,123,847
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

  Total Net Assets$6,378,123,847
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Security Types

Assets	%
Treasury Debt	56.0%
Treasury Repurchase Agreements	37.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	7.1%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	6.3%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	4.1%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.9%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.7%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.9%
U.S. Treasury Floating Rate Notes, 3.70%, due 01/31/27	2.8%
U.S. Treasury Floating Rate Notes, 3.81%, due 10/31/26	2.6%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	2.3%
U.S. Treasury Bills, 4.15%, due 01/08/26	2.2%